    As filed with the Securities and Exchange Commission on November 2, 2009


                                                      Registration No. 333-48300
                                                                       811-07697


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       ( X )


                          Post-Effective Amendment No. 24                  ( X )



                                       and

                        REGISTRATION STATEMENT UNDER THE                   ( X )
                         INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 29                         ( X )



     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)


                          Charles A. Whites, Jr., Esq.



                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010
                    (Name and Address of Agent for Service)



                                    Copy to:




        Stephen E. Roth, Esq.                    Thomas F. English, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and Chief Insurance Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.



[X] on November 20, 2009 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       SUPPLEMENT DATED NOVEMBER 20, 2009
             TO THE PROSPECTUSES DATED MAY 1, 2009, AS AMENDED, FOR

     CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE (CORP EXEC VUL II-V)
      CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE (CORP EXEC VUL VI)

                                  INVESTING IN

      NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2009 prospectuses (the "Prospectuses") for the above referenced New York Life variable universal life insurance policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to (i) inform you that the MainStay VP Series Fund, Inc. completed three portfolio mergers, (ii) add the MainStay VP U.S. Small Cap portfolio as an Investment Division that is available under the policies as of November 20, 2009, and note the subadviser change for the portfolio, (iii) note the subadviser and portfolio name changes for the MainStay VP Capital Appreciation Portfolio, and (iv) add four other new Investment Divisions available under the policies as of November 20, 2009: the Fidelity(R) VIP Freedom 2040 Fund Portfolio, the AIM V.I. Mid Cap Core Equity Fund, American Funds Global Growth Fund, and the MFS(R) Global Return Portfolio.

     Keeping these purposes in mind, please note the following:

     I. MAINSTAY VP SERIES FUND, INC. PORTFOLIO MERGERS

          The MainStay VP Series Fund, Inc. completed the following portfolio mergers on November 20, 2009: MainStay VP Mid Cap Growth portfolio with and into the MainStay VP Mid Cap Core portfolio, MainStay VP Mid Cap Value portfolio with and into the MainStay VP ICAP Select Equity portfolio, and the MainStay VP Small Cap Growth portfolio with and into the MainStay VP Developing Growth portfolio.

          All references in the Prospectuses to the MainStay VP Mid Cap Growth portfolio, MainStay VP Mid Cap Value portfolio, and the MainStay VP Small Cap Growth portfolio should be deleted.

          All references in the Prospectuses to the "MainStay VP Capital Appreciation" portfolio should be deleted and replaced with "MainStay VP Growth Equity" portfolio.

          Throughout the Prospectuses, all references to 78 Investment Divisions should be changed to refer to 82 Investment Divisions.

     II. ADDITION OF MAINSTAY VP U.S. SMALL CAP

          Add the following entry to the table showing the Annual Portfolio Company Operating Expenses:

---------------------------------------------------------------------------------------------------------
                                            ADVISORY   ADMINISTRATION                OTHER   TOTAL ANNUAL
                  FUND                        FEES          FEES       12B-1 FEES  EXPENSES  FUND EXPENSE
---------------------------------------------------------------------------------------------------------
MainStay VP U.S. Small Cap -- Initial
  Class                                    0.80%(kkk)       0.00%         0.00%      0.15%       0.95%


---------------------------------------------------------------------------------------------------------



     (kkk) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

          Add the following entry to the table showing the Funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies.

-----------------------------------------------------------------------------------------------------
  FUNDS AND ELIGIBLE PORTFOLIOS          INVESTMENT ADVISER                INVESTMENT OBJECTIVES
-----------------------------------------------------------------------------------------------------
MainStay VP U.S. Small            Subadviser: Epoch Investment       -   Seeks long-term capital
  Cap -- Initial Class            Partners, Inc.                         appreciation by investing
                                                                         primarily in securities of
                                                                         small-cap companies.


-----------------------------------------------------------------------------------------------------



     III.  MAINSTAY VP CAPITAL APPRECIATION

          The entry for the "MainStay VP Capital Appreciation -- Initial Class" portfolio in the table showing the Funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies is deleted in its entirety and replaced with the following:

-----------------------------------------------------------------------------------------------------
  FUNDS AND ELIGIBLE PORTFOLIOS          INVESTMENT ADVISER                INVESTMENT OBJECTIVES
-----------------------------------------------------------------------------------------------------
MainStay VP Growth                Subadviser: Madison Square         -   Seeks long-term growth of
  Equity -- Initial Class         Investors LLC                          capital. Dividend income, if
                                                                         any, is an incidental
                                                                         consideration.


-----------------------------------------------------------------------------------------------------



     IV. OTHER NEW INVESTMENT DIVISIONS

          Add the following entries to the tables showing the Annual Portfolio Company Operating Expenses:

-------------------------------------------------------------------------------------------------------
                                                                                  ACQUIRED
                                                                                 FUND FEES   TOTAL FUND
                             ADVISORY   ADMINISTRATION                  OTHER       AND       OPERATING
            FUND               FEES           FEE        12B-1 FEES   EXPENSES    EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Freedom
  2040 -- Initial Class         N/A           N/A            N/A        0.00%       0.68%       0.68%


-------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
                                                                                          TOTAL FUND
                               ADVISORY      ADMINISTRATION                  OTHER         OPERATING
             FUND                FEES              FEE        12B-1 FEES   EXPENSES        EXPENSES
----------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
  Fund -- Class I Shares         0.72%             N/A            N/A        0.35%(m)        1.04%(mmm)
----------------------------------------------------------------------------------------------------
American Funds Global Growth
  Fund -- Class 1 Shares         0.53%(k)         0.00%          0.00%       0.02%           0.55%
----------------------------------------------------------------------------------------------------
MFS(R) Global Total Return
  Portfolio -- Initial Class     0.75%(k)         0.00%          0.00%       0.26%           0.90%(ss)


----------------------------------------------------------------------------------------------------



         (m) Includes Acquired Fund expenses of 0.03%.

       (mmm) Reflects fee waiver of 0.03%. The fund's advisor has contractually, agreed, through at least April 30, 2010, to waive the advisory fee payable by the fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from affiliated money market funds on investments by the fund of uninvested cash. The fund's advisor has also contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of fund shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets.

          Add the following entry to the table showing the Funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies.

-----------------------------------------------------------------------------------------------------
  FUNDS AND ELIGIBLE PORTFOLIOS          INVESTMENT ADVISER                INVESTMENT OBJECTIVES
-----------------------------------------------------------------------------------------------------
Fidelity(R) VIP Freedom           Strategic Advisers, Inc.           -   Seeks a high total return
  2040 -- Initial Class                                                  with a secondary objective
                                                                         of principal preservation as
                                                                         the fund approaches its
                                                                         target date and beyond.
-----------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity      Invesco Aim Advisors, Inc.         -   The fund's investment
  Fund -- Series I Shares         (Subadvisor: Advisory entities         objective is long-term
                                  affiliated with Invesco Aim            growth of capital. It seeks
                                  Advisors, Inc.                         to meet its objective by
                                                                         investment, normally, at
                                                                         least 80% of its assets in
                                                                         equity securities, including
                                                                         convertible securities, of
                                                                         mid-capitalization
                                                                         companies.
-----------------------------------------------------------------------------------------------------
American Funds Global Growth      Capital Research and Management    -   The fund seeks growth by
  Fund -- Class 1 Shares          Company ("CMRC")                       investing primarily in
                                                                         common stocks of companies
                                                                         located around the world.
-----------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust   Massachusets Financial Services    -   Seeks total return.
  II -- MFS Global Total          Company
  Return -- Initial Class


-----------------------------------------------------------------------------------------------------



                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                           NYLIAC CORPORATE SPONSORED
                             VARIABLE UNIVERSAL LIFE
                               SEPARATE ACCOUNT -I

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008





                                                             MAINSTAY VP
                                           MAINSTAY VP         CAPITAL         MAINSTAY VP
                                             BOND--        APPRECIATION--         CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $2,585,184        $ 7,481,581      $196,855,616
  Dividends due and accrued...........             --                 --            70,705
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --                 --          (527,638)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              3                321             6,125
                                           ----------        -----------      ------------
       Total net assets...............     $2,585,181        $ 7,481,260      $196,392,558
                                           ==========        ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $   13,621        $ 1,071,575      $ 23,232,671
     Series II Policies...............             --                 --           680,833
     Series III Policies..............      2,571,560          6,409,685       172,479,054
                                           ----------        -----------      ------------
       Total net assets...............     $2,585,181        $ 7,481,260      $196,392,558
                                           ==========        ===========      ============
     Series I Variable accumulation
       unit value.....................     $    16.60        $      8.95      $       1.33
                                           ==========        ===========      ============
     Series II Variable accumulation
       unit value.....................     $       --        $     11.21      $       1.16
                                           ==========        ===========      ============
     Series III Variable accumulation
       unit value.....................     $    12.13        $      8.07      $       1.16
                                           ==========        ===========      ============

Identified Cost of Investment.........     $2,567,170        $10,583,606      $196,848,224
                                           ==========        ===========      ============




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                 MAINSTAY VP
        MAINSTAY VP                                                              HIGH YIELD        MAINSTAY VP       MAINSTAY VP
          COMMON          MAINSTAY VP       MAINSTAY VP        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL
          STOCK--        CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--         BOND--           EQUITY--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ---------------------------------------------------------------------------------------------------------------------------


       $ 69,025,387        $505,703           $378,102         $2,000,026        $10,775,815      $115,354,549       $50,939,073
                 --              --              1,966                 --                 --                --                --

                 --          (2,786)                --                 --            (20,269)               --           (46,373)



             14,858              58                 --                  2                 48            21,631             8,168
       ------------        --------           --------         ----------        -----------      ------------       -----------
       $ 69,010,529        $502,859           $380,068         $2,000,024        $10,755,498      $115,332,918       $50,884,532
       ============        ========           ========         ==========        ===========      ============       ===========



       $    723,843        $    155           $     --         $    6,995        $    92,438      $  1,535,770       $29,905,827
         67,870,305         267,722                 --                 --             96,792        99,273,519           840,953
            416,381         234,982            380,068          1,993,029         10,566,268        14,523,629        20,137,752
       ------------        --------           --------         ----------        -----------      ------------       -----------
       $ 69,010,529        $502,859           $380,068         $2,000,024        $10,755,498      $115,332,918       $50,884,532
       ============        ========           ========         ==========        ===========      ============       ===========
       $       9.52        $  13.06           $     --         $    17.03        $     14.22      $       9.41       $     14.49
       ============        ========           ========         ==========        ===========      ============       ===========
       $      11.13        $  11.13           $   9.97         $    11.14        $     13.06      $      10.32       $     16.30
       ============        ========           ========         ==========        ===========      ============       ===========
       $       9.09        $   9.43           $   8.36         $    12.95        $      9.81      $       9.03       $     12.80
       ============        ========           ========         ==========        ===========      ============       ===========

       $102,980,614        $769,363           $510,989         $1,890,371        $15,289,678      $185,848,230       $65,336,211
       ============        ========           ========         ==========        ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008





                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                            LARGE CAP          MID CAP           MID CAP
                                            GROWTH--           CORE--           GROWTH--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....       $82,379         $40,738,442       $3,748,801
  Dividends due and accrued...........            --                  --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --                  --               --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            16               5,934               --
                                             -------         -----------       ----------
       Total net assets...............       $82,363         $40,732,508       $3,748,801
                                             =======         ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $62,415         $        --       $       --
     Series II Policies...............            --          27,567,620               --
     Series III Policies..............        19,948          13,164,888        3,748,801
                                             -------         -----------       ----------
       Total net assets...............       $82,363         $40,732,508       $3,748,801
                                             =======         ===========       ==========
     Series I Variable accumulation
       unit value.....................       $  4.69         $        --       $       --
                                             =======         ===========       ==========
     Series II Variable accumulation
       unit value.....................       $    --         $     12.84       $     9.12
                                             =======         ===========       ==========
     Series III Variable accumulation
       unit value.....................       $  8.15         $      9.53       $     9.52
                                             =======         ===========       ==========


Identified Cost of Investment.........       $97,668         $67,177,251       $6,492,781
                                             =======         ===========       ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                                                           ALGER AMERICAN
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AIM V.I.           AIM V.I.         CAPITAL
          MID CAP         S&P 500        SMALL CAP      MAINSTAY VP         GLOBAL         INTERNATIONAL    APPRECIATION
          VALUE--         INDEX--        GROWTH--     TOTAL RETURN--  REAL ESTATE FUND--   GROWTH FUND--     PORTFOLIO--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERIES I SHARES   SERIES I SHARES  CLASS O SHARES
      -------------------------------------------------------------------------------------------------------------------


        $43,064,948    $118,073,593     $2,315,892      $5,509,961        $  721,835         $3,365,493        $12,758
                 --              --             --              --                --                 --             --


                 --        (110,226)            --              --                --                 11             --



              9,143          24,710             --           1,462                15                 --             --
        -----------    ------------     ----------      ----------        ----------         ----------        -------
        $43,055,805    $117,938,657     $2,315,892      $5,508,499        $  721,820         $3,365,504        $12,758
        ===========    ============     ==========      ==========        ==========         ==========        =======



        $        --    $ 94,616,419     $       --      $5,508,499        $       --         $       --        $    --
         42,576,430         403,645             --              --            66,678                 --             --
            479,375      22,918,593      2,315,892              --           655,142          3,365,504         12,758
        -----------    ------------     ----------      ----------        ----------         ----------        -------
        $43,055,805    $117,938,657     $2,315,892      $5,508,499        $  721,820         $3,365,504        $12,758
        ===========    ============     ==========      ==========        ==========         ==========        =======
        $        --    $       8.93     $       --      $     8.14        $       --         $       --        $    --
        ===========    ============     ==========      ==========        ==========         ==========        =======
        $      9.01    $       9.13     $       --      $       --        $     5.75         $       --        $    --
        ===========    ============     ==========      ==========        ==========         ==========        =======
        $      8.53    $       8.69     $     6.72      $       --        $     6.48         $     8.05        $ 10.42
        ===========    ============     ==========      ==========        ==========         ==========        =======

        $67,353,578    $169,876,446     $4,008,313      $8,385,568        $1,294,827         $5,320,523        $14,923
        ===========    ============     ==========      ==========        ==========         ==========        =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008





                                                            ALGER AMERICAN
                                        ALGER AMERICAN         SMALLCAP       ALLIANCEBERNSTEIN
                                           SMALLCAP           AND MIDCAP      VPS INTERNATIONAL
                                      GROWTH PORTFOLIO--       GROWTH--       VALUE PORTFOLIO--
                                        CLASS O SHARES      CLASS O SHARES      CLASS A SHARES
                                      ---------------------------------------------------------

ASSETS:
  Investments, at net asset value..       $  803,613            $5,656            $  803,824
  Dividends due and accrued........               --                --                    --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation...........               --                --                    11

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges.....................               --                --                    --
                                          ----------            ------            ----------
       Total net assets............       $  803,613            $5,656            $  803,835
                                          ==========            ======            ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.............       $       --            $   --            $       --
     Series II Policies............               --                --                    --
     Series III Policies...........          803,613             5,656               803,835
                                          ----------            ------            ----------
       Total net assets............       $  803,613            $5,656            $  803,835
                                          ==========            ======            ==========
     Series I Variable accumulation
       unit value..................       $       --            $   --            $       --
                                          ==========            ======            ==========
     Series II Variable
       accumulation unit value.....       $       --            $   --            $       --
                                          ==========            ======            ==========
     Series III Variable
       accumulation unit value.....       $     9.31            $ 5.37            $     4.34
                                          ==========            ======            ==========


Identified Cost of Investment......       $1,420,452            $7,817            $1,035,149
                                          ==========            ======            ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









      ALLIANCEBERNSTEIN
        VPS SMALL/MID       AMERICAN      AMERICAN FUNDS    AMERICAN FUNDS                   AMERICAN FUNDS  AMERICAN FUNDS
          CAP VALUE       CENTURY(R) VP  ASSET ALLOCATION    GLOBAL SMALL    AMERICAN FUNDS   GROWTH-INCOME   INTERNATIONAL
         PORTFOLIO--         VALUE--          FUND--       CAPITALIZATION--   GROWTH FUND--      FUND--          FUND--
        CLASS A SHARES      CLASS II      CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES
      ---------------------------------------------------------------------------------------------------------------------


           $114,414         $540,969         $127,650          $166,186        $1,178,393        $47,533       $4,074,861
                 --               --               --                --                --             --               --

                 --               --               --                --                --             --               --



                 --               69               --                10                20             --               --
           --------         --------         --------          --------        ----------        -------       ----------
           $114,414         $540,900         $127,650          $166,176        $1,178,373        $47,533       $4,074,861
           ========         ========         ========          ========        ==========        =======       ==========



           $     --         $     --         $     --          $     --        $       --        $    --       $       --
                 --          317,020               --            46,018            94,965             --               --
            114,414          223,880          127,650           120,158         1,083,408         47,533        4,074,861
           --------         --------         --------          --------        ----------        -------       ----------
           $114,414         $540,900         $127,650          $166,176        $1,178,373        $47,533       $4,074,861
           ========         ========         ========          ========        ==========        =======       ==========
           $     --         $     --         $     --          $     --        $       --        $    --       $       --
           ========         ========         ========          ========        ==========        =======       ==========
           $     --         $   9.33         $     --          $   4.88        $     5.68        $    --       $    11.64
           ========         ========         ========          ========        ==========        =======       ==========
           $   6.75         $   8.55         $   7.55          $   5.76        $     6.27        $  6.11       $     6.88
           ========         ========         ========          ========        ==========        =======       ==========

           $169,137         $776,955         $174,280          $262,833        $2,077,070        $73,076       $6,327,189
           ========         ========         ========          ========        ==========        =======       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                                                              DELAWARE VIP
                                           CVS CALVERT                        INTERNATIONAL
                                             SOCIAL                           VALUE EQUITY
                                            BALANCED         DAVIS VALUE        SERIES--
                                            PORTFOLIO         PORTFOLIO      STANDARD CLASS
                                         --------------------------------------------------


ASSETS:
  Investments, at net asset value.....       $10,437         $1,067,713           $ 395
  Dividends due and accrued...........            --                 --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --              2,483              --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            --                 --              --
                                             -------         ----------           -----
       Total net assets...............       $10,437         $1,070,196           $ 395
                                             =======         ==========           =====

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $    --         $       --           $  --
     Series II Policies...............            --                 --              --
     Series III Policies..............        10,437          1,070,196             395
                                             -------         ----------           -----
       Total net assets...............       $10,437         $1,070,196           $ 395
                                             =======         ==========           =====
     Series I Variable accumulation
       unit value.....................       $    --         $       --           $  --
                                             =======         ==========           =====
     Series II Variable accumulation
       unit value.....................       $    --         $    10.73           $  --
                                             =======         ==========           =====
     Series III Variable accumulation
       unit value.....................       $  8.74         $     7.08           $6.10
                                             =======         ==========           =====


Identified Cost of Investment.........       $16,093         $1,641,343           $ 364
                                             =======         ==========           =====




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










        DREYFUS IP        DREYFUS VIF       DWS DREMAN        DWS GLOBAL            DWS                            FIDELITY(R) VIP
        TECHNOLOGY        DEVELOPING       SMALL MID CAP     OPPORTUNITIES       SMALL CAP      FIDELITY(R) VIP        EQUITY-
         GROWTH--          LEADERS--        VALUE VIP--          VIP--          INDEX VIP--     CONTRAFUND(R)--        INCOME--
      INITIAL SHARES    INITIAL SHARES    CLASS A SHARES    CLASS A SHARES    CLASS A SHARES     INITIAL CLASS      INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------------


         $530,836           $11,090         $  861,469          $11,122         $ 9,538,630       $17,922,606         $4,577,267
               --                --                 --               --                  --                --                 --

               --                --                 --               --              (9,395)          (19,904)                --



               --                --                 --               --                  16               246                  1
         --------           -------         ----------          -------         -----------       -----------         ----------
         $530,836           $11,090         $  861,469          $11,122         $ 9,529,219       $17,902,456         $4,577,266
         ========           =======         ==========          =======         ===========       ===========         ==========



         $     --           $    --         $       --          $    --         $        --       $   120,949         $    2,752
               --                13                 --               --              75,293         1,011,009              6,316
          530,836            11,077            861,469           11,122           9,453,926        16,770,498          4,568,198
         --------           -------         ----------          -------         -----------       -----------         ----------
         $530,836           $11,090         $  861,469          $11,122         $ 9,529,219       $17,902,456         $4,577,266
         ========           =======         ==========          =======         ===========       ===========         ==========
         $     --           $    --         $       --          $    --         $        --       $     13.30         $     9.07
         ========           =======         ==========          =======         ===========       ===========         ==========
         $   9.86           $ 10.90         $       --          $    --         $      9.55       $     11.88         $     9.85
         ========           =======         ==========          =======         ===========       ===========         ==========
         $   7.09           $  6.27         $     6.19          $  5.24         $      8.89       $      9.78         $     8.02
         ========           =======         ==========          =======         ===========       ===========         ==========

         $739,178           $21,874         $1,680,131          $16,901         $14,374,029       $32,044,737         $8,335,704
         ========           =======         ==========          =======         ===========       ===========         ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008





                                         FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                           FREEDOM 2010       FREEDOM 2020       FREEDOM 2030
                                           PORTFOLIO--        PORTFOLIO--        PORTFOLIO--
                                          INITIAL SHARES     INITIAL SHARES     INITIAL SHARES
                                         -----------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $1,049,138         $3,138,103         $1,872,251
  Dividends due and accrued...........              --                 --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................              --                 --                 --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              --                  4                 --
                                            ----------         ----------         ----------
       Total net assets...............      $1,049,138         $3,138,099         $1,872,251
                                            ==========         ==========         ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $       --         $       --         $       --
     Series II Policies...............              --             11,101                 --
     Series III Policies..............       1,049,138          3,126,998          1,872,251
                                            ----------         ----------         ----------
       Total net assets...............      $1,049,138         $3,138,099         $1,872,251
                                            ==========         ==========         ==========
     Series I Variable accumulation
       unit value.....................      $       --         $       --         $       --
                                            ==========         ==========         ==========
     Series II Variable accumulation
       unit value.....................      $    10.20         $     7.38         $       --
                                            ==========         ==========         ==========
     Series III Variable accumulation
       unit value.....................      $     8.97         $     8.31         $     7.61
                                            ==========         ==========         ==========

Identified Cost of Investment.........      $1,396,698         $4,468,506         $2,825,043
                                            ==========         ==========         ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










                                        FIDELITY(R) VIP                                    FIDELITY(R) VIP  FIDELITY(R) VIP
      FIDELITY(R) VIP  FIDELITY(R) VIP     INVESTMENT    FIDELITY(R) VIP  FIDELITY(R) VIP       VALUE            VALUE
          GROWTH--       INDEX 500--      GRADE BOND--      MID-CAP--        OVERSEAS--       LEADERS--       STRATEGIES--
       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   SERVICE CLASS 2
      ---------------------------------------------------------------------------------------------------------------------


         $1,776,928      $24,655,686       $6,981,717      $14,368,404      $ 8,138,185         $ 352           $186,910
                 --               --               --               --               --            --                 --

            (10,683)          12,885           (6,882)           7,921               --            --                 --




                 10               53              430              102               32            --                 --
         ----------      -----------       ----------      -----------      -----------         -----           --------
         $1,766,235      $24,668,518       $6,974,405      $14,376,223      $ 8,138,153         $ 352           $186,910
         ==========      ===========       ==========      ===========      ===========         =====           ========


         $       --      $        --       $       --      $        --      $        --         $  --           $     --
             46,313          247,079        1,904,381          467,842          146,974            --                 --
          1,719,922       24,421,439        5,070,024       13,908,381        7,991,179           352            186,910
         ----------      -----------       ----------      -----------      -----------         -----           --------
         $1,766,235      $24,668,518       $6,974,405      $14,376,223      $ 8,138,153         $ 352           $186,910
         ==========      ===========       ==========      ===========      ===========         =====           ========
         $       --      $        --       $       --      $        --      $        --         $  --           $     --
         ==========      ===========       ==========      ===========      ===========         =====           ========
         $     7.79      $     10.63       $    12.65      $     13.76      $      8.74         $  --           $     --
         ==========      ===========       ==========      ===========      ===========         =====           ========
         $     7.52      $      8.67       $    11.14      $     10.82      $      9.69         $9.96           $   7.25
         ==========      ===========       ==========      ===========      ===========         =====           ========

         $2,744,496      $37,068,931       $7,318,781      $23,953,052      $14,297,579         $ 362           $419,756
         ==========      ===========       ==========      ===========      ===========         =====           ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                           JANUS ASPEN                         JANUS ASPEN
                                             SERIES          JANUS ASPEN     SERIES MID CAP
                                           BALANCED--      SERIES FORTY--       GROWTH--
                                          INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                             SHARES            SHARES            SHARES
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $14,719,756       $5,269,398        $5,753,699
  Dividends due and accrued...........              --               --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           3,973              677             1,702

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           2,618               --                --
                                           -----------       ----------        ----------
       Total net assets...............     $14,721,111       $5,270,075        $5,755,401
                                           ===========       ==========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $ 8,303,115       $       --        $       --
     Series II Policies...............       1,795,757               --                --
     Series III Policies..............       4,622,239        5,270,075         5,755,401
                                           -----------       ----------        ----------
       Total net assets...............     $14,721,111       $5,270,075        $5,755,401
                                           ===========       ==========        ==========
     Series I Variable accumulation
       unit value.....................     $     17.07       $       --        $       --
                                           ===========       ==========        ==========
     Series II Variable accumulation
       unit value.....................     $     12.63       $       --        $       --
                                           ===========       ==========        ==========
     Series III Variable accumulation
       unit value.....................     $     11.81       $     8.56        $     9.82
                                           ===========       ==========        ==========

Identified Cost of Investment.........     $16,434,729       $7,627,260        $9,085,019
                                           ===========       ==========        ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








        JANUS ASPEN
          SERIES                                          LVIP BARON
         WORLDWIDE         LAZARD         LORD ABBETT       GROWTH                          MFS(R) NEW
         GROWTH--        RETIREMENT      SERIES FUND--   OPPORTUNITIES  MFS(R) INVESTORS     DISCOVERY    MFS(R) UTILITIES
       INSTITUTIONAL    INTERNATIONAL    MID-CAP VALUE   FUND--SERVICE   TRUST SERIES--      SERIES--         SERIES--
          SHARES      EQUITY PORTFOLIO     PORTFOLIO     CLASS SHARES     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------



         $527,868        $1,728,198       $4,828,437      $1,976,026        $137,362          $5,074         $1,045,770
               --                --               --              --              --              --                 --

               --                --          (19,917)          4,672              --              --                 --




               40                28               26              21              30              --                 17
         --------        ----------       ----------      ----------        --------          ------         ----------
         $527,828        $1,728,170       $4,808,494      $1,980,677        $137,332          $5,074         $1,045,753
         ========        ==========       ==========      ==========        ========          ======         ==========



         $157,961        $       --       $       --      $       --        $     --          $   --         $       --
               --           129,610          123,081          95,835         137,332              --             72,666
          369,867         1,598,560        4,685,413       1,884,842              --           5,074            973,087
         --------        ----------       ----------      ----------        --------          ------         ----------
         $527,828        $1,728,170       $4,808,494      $1,980,677        $137,332          $5,074         $1,045,753
         ========        ==========       ==========      ==========        ========          ======         ==========
         $   8.02        $       --       $       --      $       --        $     --          $   --         $       --
         ========        ==========       ==========      ==========        ========          ======         ==========
         $  10.53        $     7.75       $    10.95      $     6.60        $  11.41          $   --         $    10.85
         ========        ==========       ==========      ==========        ========          ======         ==========
         $   7.39        $     9.30       $     8.58      $     7.30        $     --          $ 7.37         $    12.02
         ========        ==========       ==========      ==========        ========          ======         ==========

         $807,379        $2,615,300       $8,277,396      $3,110,173        $153,275          $9,218         $1,700,005
         ========        ==========       ==========      ==========        ========          ======         ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                                        MORGAN STANLEY
                                      MORGAN STANLEY     UIF EMERGING     MORGAN STANLEY
                                       UIF EMERGING         MARKETS        UIF U.S. REAL
                                      MARKETS DEBT--       EQUITY--          ESTATE--
                                          CLASS I           CLASS I           CLASS I
                                      --------------------------------------------------

ASSETS:
  Investments, at net asset value..     $  998,017        $4,123,685        $ 7,964,541
  Dividends due and accrued........             --                --                 --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation...........             --             1,036            (19,083)

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges.....................             20                96                 62
                                        ----------        ----------        -----------
       Total net assets............     $  997,997        $4,124,625        $ 7,945,396
                                        ==========        ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.............     $       --        $      215        $        --
     Series II Policies............         90,729           139,225            282,742
     Series III Policies...........        907,268         3,985,185          7,662,654
                                        ----------        ----------        -----------
       Total net assets............     $  997,997        $4,124,625        $ 7,945,396
                                        ==========        ==========        ===========
     Series I Variable accumulation
       unit value..................     $       --        $    13.98        $        --
                                        ==========        ==========        ===========
     Series II Variable
       accumulation unit value.....     $    11.29        $    10.09        $     13.88
                                        ==========        ==========        ===========
     Series III Variable
       accumulation unit value.....     $    12.20        $    12.46        $     11.38
                                        ==========        ==========        ===========

Identified Cost of Investment......     $1,275,695        $8,641,513        $15,449,967
                                        ==========        ==========        ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                          OPPENHEIMER
         NEUBERGER          CAPITAL         OPPENHEIMER
          BERMAN         APPRECIATION        CORE BOND         PIMCO LOW        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.
       AMT PARTNERS         FUND/VA           FUND/VA         DURATION--         RETURN--          RETURN--        GOVERNMENT--
        PORTFOLIO--       NON-SERVICE       NON-SERVICE     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
          CLASS I           SHARES            SHARES         CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES
      --------------------------------------------------------------------------------------------------------------------------


         $288,142           $1,059            $1,031          $1,313,168        $5,595,414        $29,713,129        $ 99,710
               --               --                --               5,043            12,405            110,114             317

               --               --                --                  --                14             11,141              --





               --               --                --                  --                --                 --              --
         --------           ------            ------          ----------        ----------        -----------        --------
         $288,142           $1,059            $1,031          $1,318,211        $5,607,833        $29,834,384        $100,027

         ========           ======            ======          ==========        ==========        ===========        ========



         $     --           $   --            $   --          $       --        $       --        $        --        $     --
               --               --                --                 364             2,119                 --              --
          288,142            1,059             1,031           1,317,847         5,605,714         29,834,384         100,027
         --------           ------            ------          ----------        ----------        -----------        --------

         $288,142           $1,059            $1,031          $1,318,211        $5,607,833        $29,834,384        $100,027
         ========           ======            ======          ==========        ==========        ===========        ========
         $     --           $   --            $   --          $       --        $       --        $        --        $     --
         ========           ======            ======          ==========        ==========        ===========        ========
         $     --           $   --            $   --          $    10.12        $    10.61        $     10.65        $     --
         ========           ======            ======          ==========        ==========        ===========        ========
         $   5.07           $ 6.10            $ 7.44          $    11.27        $    10.72        $     12.55        $  13.97
         ========           ======            ======          ==========        ==========        ===========        ========


         $505,814           $1,540            $1,385          $1,368,852        $6,108,330        $29,624,028        $ 89,278
         ========           ======            ======          ==========        ==========        ===========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                              ROYCE             ROYCE
                                            MICRO-CAP         SMALL-CAP       T. ROWE PRICE
                                           PORTFOLIO--       PORTFOLIO--        BLUE CHIP
                                           INVESTMENT        INVESTMENT          GROWTH
                                              CLASS             CLASS           PORTFOLIO
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $1,596,106        $5,086,872        $6,090,859
  Dividends due and accrued...........             --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          1,334                22               956

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              7                --                --
                                           ----------        ----------        ----------
       Total net assets...............     $1,597,433        $5,086,894        $6,091,815
                                           ==========        ==========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $       --        $       --        $       --
     Series II Policies...............         30,918                --                --
     Series III Policies..............      1,566,515         5,086,894         6,091,815
                                           ----------        ----------        ----------
       Total net assets...............     $1,597,433        $5,086,894        $6,091,815
                                           ==========        ==========        ==========
     Series I Variable accumulation
       unit value.....................     $       --        $       --        $       --
                                           ==========        ==========        ==========
     Series II Variable accumulation
       unit value.....................     $     8.70        $    10.50        $    12.64
                                           ==========        ==========        ==========
     Series III Variable accumulation
       unit value.....................     $     8.79        $     8.35        $     8.25
                                           ==========        ==========        ==========

Identified Cost of Investment.........     $2,898,496        $6,900,548        $9,337,865
                                           ==========        ==========        ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                                                  T. ROWE PRICE        VAN ECK
                                                                                T. ROWE PRICE       PERSONAL          WORLDWIDE
       T. ROWE PRICE     T. ROWE PRICE     T. ROWE PRICE      T. ROWE PRICE      NEW AMERICA        STRATEGY           ABSOLUTE
       EQUITY INCOME       INDEX 500       INTERNATIONAL      LIMITED-TERM         GROWTH           BALANCED       RETURN--INITIAL
         PORTFOLIO         PORTFOLIO      STOCK PORTFOLIO    BOND PORTFOLIO       PORTFOLIO         PORTFOLIO        CLASS SHARES
      ----------------------------------------------------------------------------------------------------------------------------


        $16,066,728        $373,126          $1,018,799        $1,979,165        $1,885,907        $16,427,199         $299,405
                 --              --                  --             6,829                --                 --               --

            (21,390)             --               1,354                --               338                 --           (3,747)



                336              --                  60                28                --                 --               --
        -----------        --------          ----------        ----------        ----------        -----------         --------
        $16,045,002        $373,126          $1,020,093        $1,985,966        $1,886,245        $16,427,199         $295,658
        ===========        ========          ==========        ==========        ==========        ===========         ========



        $   405,240        $     --          $       --        $       --        $       --        $        --         $     --
          1,077,940              --             283,715           123,983                --                 --               --
         14,561,822         373,126             736,378         1,861,983         1,886,245         16,427,199          295,658
        -----------        --------          ----------        ----------        ----------        -----------         --------
        $16,045,002        $373,126          $1,020,093        $1,985,966        $1,886,245        $16,427,199         $295,658
        ===========        ========          ==========        ==========        ==========        ===========         ========
        $     11.23        $     --          $       --        $       --        $       --        $        --         $     --
        ===========        ========          ==========        ==========        ==========        ===========         ========
        $      9.72        $     --          $     8.94        $    11.96        $    14.07        $        --         $     --
        ===========        ========          ==========        ==========        ==========        ===========         ========
        $      9.09        $   8.03          $     8.95        $    11.41        $     8.13        $      9.81         $   9.76
        ===========        ========          ==========        ==========        ==========        ===========         ========

        $25,779,269        $563,796          $1,978,534        $2,018,001        $3,128,529        $22,518,437         $341,980
        ===========        ========          ==========        ==========        ==========        ===========         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008






                                                     VAN ECK          VAN ECK WIT
                                                    WORLDWIDE          WORLDWIDE
                                                       HARD           BOND FUND--
                                                 ASSETS--INITIAL     INITIAL CLASS
                                                   CLASS SHARES         SHARES
                                                 ---------------------------------

ASSETS:
  Investments, at net asset value.............       $15,926            $3,566
  Dividends due and accrued...................            --                --
  Net receivable from (payable to) New York
     Life Insurance and
     Annuity Corporation......................            --                --

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges.......            --                --
                                                     -------            ------
       Total net assets.......................       $15,926            $3,566
                                                     =======            ======

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies........................       $    --            $   --
     Series II Policies.......................            --                --
     Series III Policies......................        15,926             3,566
                                                     -------            ------
       Total net assets.......................       $15,926            $3,566
                                                     =======            ======
     Series I Variable accumulation unit
       value..................................       $    --            $   --
                                                     =======            ======
     Series II Variable accumulation unit
       value..................................       $    --            $   --
                                                     =======            ======
     Series III Variable accumulation unit
       value..................................       $  4.74            $10.63
                                                     =======            ======

Identified Cost of Investment.................       $21,862            $3,330
                                                     =======            ======




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2008





                                                             MAINSTAY VP
                                            MAINSTAY VP        CAPITAL
                                               BOND--       APPRECIATION--    MAINSTAY VP
                                           INITIAL CLASS    INITIAL CLASS   CASH MANAGEMENT
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  98,585       $     60,842     $  3,343,356
  Mortality and expense risk charges....        (8,772)           (62,762)        (630,683)
                                             ---------       ------------     ------------
       Net investment income (loss).....        89,813             (1,920)       2,712,673
                                             ---------       ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       516,109         14,223,535       52,831,065
  Cost of investments sold..............      (487,915)       (16,748,793)     (52,827,614)
                                             ---------       ------------     ------------
       Net realized gain (loss) on
          investments...................        28,194         (2,525,258)           3,451
  Realized gain distribution received...           685                 --               --
  Change in unrealized appreciation
     (depreciation) on investments......       (36,586)        (4,336,440)           7,246
                                             ---------       ------------     ------------
       Net gain (loss) on investments...        (7,707)        (6,861,698)          10,697
                                             ---------       ------------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $  82,106       $ (6,863,618)    $  2,723,370
                                             =========       ============     ============








                                            MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                             LARGE CAP         MID CAP          MID CAP
                                              GROWTH--          CORE--          GROWTH--
                                           INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $     80       $    202,265     $        --
  Mortality and expense risk charges....          (440)          (160,015)        (34,352)
                                              --------       ------------     -----------
       Net investment income (loss).....          (360)            42,250         (34,352)
                                              --------       ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         7,824         11,517,279       5,801,398
  Cost of investments sold..............        (6,747)       (12,929,203)     (8,501,924)
                                              --------       ------------     -----------
       Net realized gain (loss) on
          investments...................         1,077         (1,411,924)     (2,700,526)
  Realized gain distribution received...            --          7,336,611         845,982
  Change in unrealized appreciation
     (depreciation) on investments......       (54,915)       (35,016,381)     (3,040,903)
                                              --------       ------------     -----------
       Net gain (loss) on investments...       (53,838)       (29,091,694)     (4,895,447)
                                              --------       ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(54,198)      $(29,049,444)    $(4,929,799)
                                              ========       ============     ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                             MAINSTAY VP
        MAINSTAY VP                                                           HIGH YIELD      MAINSTAY VP       MAINSTAY VP
           COMMON        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP       CORPORATE       ICAP SELECT      INTERNATIONAL
          STOCK--       CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--        BOND--          EQUITY--         EQUITY--
       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
      -----------------------------------------------------------------------------------------------------------------------


        $  1,405,684      $  14,584         $  28,996        $  54,263       $ 1,240,311      $    736,833     $    892,593
            (232,615)        (2,021)           (2,406)          (6,974)          (67,802)         (236,934)        (219,718)
        ------------      ---------         ---------        ---------       -----------      ------------     ------------
           1,173,069         12,563            26,590           47,289         1,172,509           499,899          672,875
        ------------      ---------         ---------        ---------       -----------      ------------     ------------


           1,904,555          7,976           245,287          196,057         7,572,056         5,399,073       15,740,258
          (2,503,058)        (7,967)         (279,691)        (185,965)       (8,758,977)       (6,850,400)     (15,806,012)
        ------------      ---------         ---------        ---------       -----------      ------------     ------------
            (598,503)             9           (34,404)          10,092        (1,186,921)       (1,451,327)         (65,754)
          12,678,056         84,682                --               --                --         5,399,951        7,374,968

         (53,224,688)      (341,816)         (115,663)          94,505        (3,772,100)      (70,542,602)     (26,367,533)
        ------------      ---------         ---------        ---------       -----------      ------------     ------------
         (41,145,135)      (257,125)         (150,067)         104,597        (4,959,021)      (66,593,978)     (19,058,319)
        ------------      ---------         ---------        ---------       -----------      ------------     ------------

        $(39,972,066)     $(244,562)        $(123,477)       $ 151,886       $(3,786,512)     $(66,094,079)    $(18,385,444)
        ============      =========         =========        =========       ===========      ============     ============






                                                                                                AIM V.I.
                         MAINSTAY VP       MAINSTAY VP                                           GLOBAL          AIM V.I.
        MAINSTAY VP        S&P 500          SMALL CAP       MAINSTAY VP      MAINSTAY VP      REAL ESTATE      INTERNATIONAL
      MID CAP VALUE--      INDEX--          GROWTH--       TOTAL RETURN--      VALUE--           FUND--        GROWTH FUND--
       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   SERIES I SHARES   SERIES I SHARES
      -----------------------------------------------------------------------------------------------------------------------


        $    968,009     $  3,734,090      $        --      $   305,524     $   4,624,422     $    84,050       $    27,163
            (140,325)        (519,049)         (15,477)         (28,732)         (174,188)         (5,383)          (21,217)
        ------------     ------------      -----------      -----------     -------------     -----------       -----------
             827,684        3,215,041          (15,477)         276,792         4,450,234          78,667             5,946
        ------------     ------------      -----------      -----------     -------------     -----------       -----------


             723,967       18,414,909        1,968,399        6,185,611       186,602,898         381,279           826,601
            (852,275)     (19,888,869)      (2,610,311)      (8,335,630)     (194,002,362)     (1,069,887)       (1,183,421)
        ------------     ------------      -----------      -----------     -------------     -----------       -----------
            (128,308)      (1,473,960)        (641,912)      (2,150,019)       (7,399,464)       (688,608)         (356,820)
           8,256,236               --          496,968        1,198,603        25,359,094         129,899            65,684

         (29,884,351)     (69,198,337)      (1,295,725)      (2,101,947)      (24,114,686)       (194,236)       (2,028,841)
        ------------     ------------      -----------      -----------     -------------     -----------       -----------
         (21,756,423)     (70,672,297)      (1,440,669)      (3,053,363)       (6,155,056)       (752,945)       (2,319,977)
        ------------     ------------      -----------      -----------     -------------     -----------       -----------

        $(20,928,739)    $(67,457,256)     $(1,456,146)     $(2,776,571)    $  (1,704,822)    $  (674,278)      $(2,314,031)
        ============     ============      ===========      ===========     =============     ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008


                                                                              ALGER AMERICAN
                                           ALGER AMERICAN    ALGER AMERICAN    SMALLCAP AND
                                               CAPITAL          SMALLCAP          MIDCAP
                                            APPRECIATION         GROWTH          GROWTH--
                                             PORTFOLIO--      PORTFOLIO--         CLASS O
                                           CLASS O SHARES    CLASS O SHARES      SHARES(A)
                                          ---------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $     --        $        --         $    --
  Mortality and expense risk charges....          (173)            (7,875)            (14)
                                              --------        -----------         -------
       Net investment income (loss).....          (173)            (7,875)            (14)
                                              --------        -----------         -------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        15,559            442,149             185
  Cost of investments sold..............       (16,733)          (659,735)           (256)
                                              --------        -----------         -------
       Net realized gain (loss) on
          investments...................        (1,174)          (217,586)            (71)
  Realized gain distribution received...            --             23,510              --
  Change in unrealized appreciation
     (depreciation) on investments......       (21,024)          (848,188)         (2,161)
                                              --------        -----------         -------
       Net gain (loss) on investments...       (22,198)        (1,042,264)         (2,232)
                                              --------        -----------         -------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(22,371)       $(1,050,139)        $(2,246)
                                              ========        ===========         =======








                                           AMERICAN FUNDS
                                           INTERNATIONAL
                                               FUND--          CVS CALVERT       DAVIS VALUE
                                           CLASS 2 SHARES    SOCIAL BALANCED      PORTFOLIO
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   120,670          $   348         $    15,714
  Mortality and expense risk charges....        (18,691)             (63)             (7,653)
                                            -----------          -------         -----------
       Net investment income (loss).....        101,979              285               8,061
                                            -----------          -------         -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      2,283,272              309           1,011,108
  Cost of investments sold..............     (3,242,370)            (357)         (1,427,064)
                                            -----------          -------         -----------
       Net realized gain (loss) on
          investments...................       (959,098)             (48)           (415,956)
  Realized gain distribution received...        804,496              195              36,817
  Change in unrealized appreciation
     (depreciation) on investments......     (2,283,076)          (5,295)           (541,231)
                                            -----------          -------         -----------
       Net gain (loss) on investments...     (2,437,678)          (5,148)           (920,370)
                                            -----------          -------         -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(2,335,699)         $(4,863)        $  (912,309)
                                            ===========          =======         ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                           ALLIANCEBERNSTEIN
       ALLIANCEBERNSTEIN      VPS SMALL/           AMERICAN         AMERICAN FUNDS      AMERICAN FUNDS
       VPS INTERNATIONAL     MID CAP VALUE       CENTURY(R) VP     ASSET ALLOCATION      GLOBAL SMALL
       VALUE PORTFOLIO--      PORTFOLIO--           VALUE--             FUND--         CAPITALIZATION--
        CLASS A SHARES     CLASS A SHARES(B)       CLASS II         CLASS 2 SHARES      CLASS 2 SHARES
      --------------------------------------------------------------------------------------------------


          $     7,207          $    538           $    26,012          $   8,490           $      --
               (4,207)             (388)               (4,492)            (1,154)             (2,465)
          -----------          --------           -----------          ---------           ---------
                3,000               150                21,520              7,336              (2,465)
          -----------          --------           -----------          ---------           ---------


              615,571             2,797               597,467            188,730             342,959
           (1,360,246)           (3,441)           (1,050,162)          (270,920)           (718,536)
          -----------          --------           -----------          ---------           ---------
             (744,675)             (644)             (452,695)           (82,190)           (375,577)
               39,751             7,643               147,568             12,662              86,223

             (235,620)          (54,722)              (85,544)           (46,981)           (135,075)
          -----------          --------           -----------          ---------           ---------
             (940,544)          (47,723)             (390,671)          (116,509)           (424,429)
          -----------          --------           -----------          ---------           ---------

          $  (937,544)         $(47,573)          $  (369,151)         $(109,173)          $(426,894)
          ===========          ========           ===========          =========           =========


                            AMERICAN FUNDS
        AMERICAN FUNDS       GROWTH-INCOME
         GROWTH FUND--          FUND--
        CLASS 2 SHARES      CLASS 2 SHARES
      --------------------------------------

           $  13,904           $  1,014
              (5,587)              (203)
           ---------           --------
               8,317                811
           ---------           --------


             430,054              5,790
            (539,240)            (6,681)
           ---------           --------
            (109,186)              (891)
             138,011              2,203

            (846,786)           (23,648)
           ---------           --------
            (817,961)           (22,336)
           ---------           --------

           $(809,644)          $(21,525)
           =========           ========






         DELAWARE VIP
         INTERNATIONAL        DREYFUS IP          DREYFUS VIF         DWS DREMAN          DWS GLOBAL
         VALUE EQUITY         TECHNOLOGY          DEVELOPING         SMALL MID CAP       OPPORTUNITIES
           SERIES--            GROWTH--            LEADERS--          VALUE VIP--            VIP--
        STANDARD CLASS      INITIAL SHARES      INITIAL SHARES      CLASS A SHARES     CLASS A SHARES(C)
      --------------------------------------------------------------------------------------------------


           $   7,646           $      --            $   143            $  17,136            $    --
              (1,586)             (2,619)               (73)              (4,755)               (31)
           ---------           ---------            -------            ---------            -------
               6,060              (2,619)                70               12,381                (31)
           ---------           ---------            -------            ---------            -------


             260,135              48,617                965               57,267                130
            (612,599)            (53,182)            (1,400)             (87,088)              (183)
           ---------           ---------            -------            ---------            -------
            (352,464)             (4,565)              (435)             (29,821)               (53)
              27,988                  --                854              419,299                 --

             122,792            (302,140)            (7,381)            (816,306)            (5,778)
           ---------           ---------            -------            ---------            -------
            (201,684)           (306,705)            (6,962)            (426,828)            (5,831)
           ---------           ---------            -------            ---------            -------

           $(195,624)          $(309,324)           $(6,892)           $(414,447)           $(5,862)
           =========           =========            =======            =========            =======


         DWS SMALL CAP      FIDELITY(R) VIP
          INDEX VIP--       CONTRAFUND(R)--
        CLASS A SHARES       INITIAL CLASS
      --------------------------------------

         $    237,602        $    265,697
              (63,370)            (94,596)
         ------------        ------------
              174,232             171,101
         ------------        ------------


            8,250,229           4,045,642
          (11,250,570)         (6,274,542)
         ------------        ------------
           (3,000,341)         (2,228,900)
            1,510,836             505,426

           (3,638,305)        (11,372,771)
         ------------        ------------
           (5,127,810)        (13,096,245)
         ------------        ------------

         $ (4,953,578)       $(12,925,144)
         ============        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008




                                                                FIDELITY(R) VIP     FIDELITY(R) VIP
                                            FIDELITY(R) VIP      FREEDOM 2010        FREEDOM 2020
                                            EQUITY-INCOME--       PORTFOLIO--         PORTFOLIO--
                                             INITIAL CLASS      INITIAL SHARES      INITIAL SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   184,221          $  36,925          $   105,651
  Mortality and expense risk charges....          (34,681)            (3,738)              (9,907)
                                              -----------          ---------          -----------
       Net investment income (loss).....          149,540             33,187               95,744
                                              -----------          ---------          -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        2,420,258            118,335              381,470
  Cost of investments sold..............       (3,329,304)          (135,475)            (422,431)
                                              -----------          ---------          -----------
       Net realized gain (loss) on
          investments...................         (909,046)           (17,140)             (40,961)
  Realized gain distribution received...            7,831             39,507              138,978
  Change in unrealized appreciation
     (depreciation) on investments......       (3,026,008)          (353,779)          (1,321,259)
                                              -----------          ---------          -----------
       Net gain (loss) on investments...       (3,927,223)          (331,412)          (1,223,242)
                                              -----------          ---------          -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(3,777,683)         $(298,225)         $(1,127,498)
                                              ===========          =========          ===========







                                            FIDELITY(R) VIP       JANUS ASPEN         JANUS ASPEN
                                                 VALUE         SERIES BALANCED--    SERIES FORTY--
                                             STRATEGIES--        INSTITUTIONAL       INSTITUTIONAL
                                            SERVICE CLASS 2         SHARES              SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................       $   1,666          $   442,754         $    10,188
  Mortality and expense risk charges....          (1,378)             (58,887)            (30,659)
                                               ---------          -----------         -----------
       Net investment income (loss).....             288              383,867             (20,471)
                                               ---------          -----------         -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         115,695            1,054,877           1,452,829
  Cost of investments sold..............        (165,817)            (942,599)         (1,268,496)
                                               ---------          -----------         -----------
       Net realized gain (loss) on
          investments...................         (50,122)             112,278             184,333
  Realized gain distribution received...          67,478            1,141,413                  --
  Change in unrealized appreciation
     (depreciation) on investments......        (223,901)          (4,456,582)         (4,287,212)
                                               ---------          -----------         -----------
       Net gain (loss) on investments...        (206,545)          (3,202,891)         (4,102,879)
                                               ---------          -----------         -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................       $(206,257)         $(2,819,024)        $(4,123,350)
                                               =========          ===========         ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








        FIDELITY(R) VIP                                             FIDELITY(R) VIP
         FREEDOM 2030       FIDELITY(R) VIP     FIDELITY(R) VIP       INVESTMENT        FIDELITY(R) VIP     FIDELITY(R) VIP
          PORTFOLIO--          GROWTH--           INDEX 500--        GRADE BOND--          MID-CAP--          OVERSEAS--
        INITIAL SHARES       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------


           $  58,692          $    22,669        $    740,164         $   271,830        $     95,678         $   316,043
              (6,329)             (13,771)           (142,361)            (27,182)            (87,881)            (53,516)
           ---------          -----------        ------------         -----------        ------------         -----------
              52,363                8,898             597,803             244,648               7,797             262,527
           ---------          -----------        ------------         -----------        ------------         -----------


              57,456              866,324           3,401,993           1,208,876           4,860,792           2,559,700
             (68,346)            (862,545)         (3,457,983)         (1,267,952)         (6,264,731)         (3,590,975)
           ---------          -----------        ------------         -----------        ------------         -----------
             (10,890)               3,779             (55,990)            (59,076)         (1,403,939)         (1,031,275)
             123,291                   --             319,440               5,278           3,254,283           1,369,790

            (955,956)          (1,818,112)        (15,146,216)           (443,152)        (11,392,134)         (7,415,254)
           ---------          -----------        ------------         -----------        ------------         -----------
            (843,555)          (1,814,333)        (14,882,766)           (496,950)         (9,541,790)         (7,076,739)
           ---------          -----------        ------------         -----------        ------------         -----------

           $(791,192)         $(1,805,435)       $(14,284,963)        $  (252,302)       $ (9,533,993)        $(6,814,212)
           =========          ===========        ============         ===========        ============         ===========


        FIDELITY(R)
         VIP VALUE
         LEADERS--
          INITIAL
          CLASS(G)
      ---------------

            $  9
              --
            ----
               9
            ----


              11
             (13)
            ----
              (2)
              --

             (10)
            ----
             (12)
            ----

            $ (3)
            ====





                              JANUS ASPEN
          JANUS ASPEN           SERIES              LAZARD                                LVIP BARON
        SERIES MID CAP         WORLDWIDE          RETIREMENT          LORD ABBETT           GROWTH
           GROWTH--            GROWTH--          INTERNATIONAL       SERIES FUND--       OPPORTUNITIES
         INSTITUTIONAL       INSTITUTIONAL          EQUITY           MID-CAP VALUE       FUND--SERVICE
            SHARES              SHARES             PORTFOLIO           PORTFOLIO         CLASS SHARES
      --------------------------------------------------------------------------------------------------


          $    21,304          $   9,817          $    29,434        $     87,444         $        --
              (34,911)            (3,251)             (11,858)            (35,015)             (9,141)
          -----------          ---------          -----------        ------------         -----------
              (13,607)             6,566               17,576              52,429              (9,141)
          -----------          ---------          -----------        ------------         -----------


            1,597,635            149,967            1,188,502           8,533,806             925,646
           (1,569,821)          (186,258)          (1,996,075)        (10,775,582)         (1,149,009)
          -----------          ---------          -----------        ------------         -----------
               27,814            (36,291)            (807,573)         (2,241,776)           (223,363)
              450,133                 --               11,177             292,200             128,133

           (4,724,329)          (453,184)            (661,009)         (1,341,293)         (1,014,610)
          -----------          ---------          -----------        ------------         -----------
           (4,246,382)          (489,475)          (1,457,405)         (3,290,869)         (1,109,840)
          -----------          ---------          -----------        ------------         -----------

          $(4,259,989)         $(482,909)         $(1,439,829)       $ (3,238,440)        $(1,118,981)
          ===========          =========          ===========        ============         ===========


            MFS(R)            MFS(R) NEW
           INVESTORS           DISCOVERY
        TRUST SERIES--         SERIES--
         INITIAL CLASS       INITIAL CLASS
      --------------------------------------

           $  1,510             $    --
               (451)                (33)
           --------             -------
              1,059                 (33)
           --------             -------


              4,035                 251
             (2,900)               (312)
           --------             -------
              1,135                 (61)
             12,464               1,453

            (83,554)             (4,727)
           --------             -------
            (69,955)             (3,335)
           --------             -------

           $(68,896)            $(3,368)
           ========             =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008



                                                            MORGAN STANLEY   MORGAN STANLEY
                                               MFS(R)        UIF EMERGING     UIF EMERGING
                                             UTILITIES         MARKETS          MARKETS
                                              SERIES--          DEBT--          EQUITY--
                                           INITIAL CLASS       CLASS I          CLASS I
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  21,204        $  89,123       $        --
  Mortality and expense risk charges....        (6,680)          (4,732)          (29,350)
                                             ---------        ---------       -----------
       Net investment income (loss).....        14,524           84,391           (29,350)
                                             ---------        ---------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       352,552          321,761         2,490,087
  Cost of investments sold..............      (471,521)        (390,500)       (2,552,818)
                                             ---------        ---------       -----------
       Net realized gain (loss) on
          investments...................      (118,969)         (68,739)          (62,731)
  Realized gain distribution received...       219,500           51,440         1,933,522
  Change in unrealized appreciation
     (depreciation) on investments......      (868,210)        (264,705)       (6,683,200)
                                             ---------        ---------       -----------
       Net gain (loss) on investments...      (767,679)        (282,004)       (4,812,409)
                                             ---------        ---------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(753,155)       $(197,613)      $(4,841,759)
                                             =========        =========       ===========







                                                                ROYCE            ROYCE
                                             PIMCO U.S.       MICRO-CAP        SMALL-CAP
                                            GOVERNMENT--     PORTFOLIO--      PORTFOLIO--
                                           ADMINISTRATIVE     INVESTMENT       INVESTMENT
                                            CLASS SHARES        CLASS            CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $  3,241       $    81,687      $    41,154
  Mortality and expense risk charges....          (414)          (13,807)         (18,336)
                                              --------       -----------      -----------
       Net investment income (loss).....         2,827            67,880           22,818
                                              --------       -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        37,583         1,607,891          823,927
  Cost of investments sold..............       (34,400)       (2,525,846)        (945,793)
                                              --------       -----------      -----------
       Net realized gain (loss) on
          investments...................         3,183          (917,955)        (121,866)
  Realized gain distribution received...         1,031           342,319          529,057
  Change in unrealized appreciation
     (depreciation) on investments......         8,009        (1,065,009)      (1,538,706)
                                              --------       -----------      -----------
       Net gain (loss) on investments...        12,223        (1,640,645)      (1,131,515)
                                              --------       -----------      -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 15,050       $(1,572,765)     $(1,108,697)
                                              ========       ===========      ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                             OPPENHEIMER
                            NEUBERGER          CAPITAL        OPPENHEIMER
       MORGAN STANLEY      BERMAN AMT        APPRECIATION   CORE BOND FUND/       PIMCO            PIMCO             PIMCO
       UIF U.S. REAL        PARTNERS         FUND/VA NON-       VA NON-       LOW DURATION--   REAL RETURN--    TOTAL RETURN--
          ESTATE--         PORTFOLIO--         SERVICE          SERVICE       ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE
          CLASS I          CLASS I(A)         SHARES(E)        SHARES(F)       CLASS SHARES     CLASS SHARES     CLASS SHARES
      -------------------------------------------------------------------------------------------------------------------------


        $    502,276        $   1,682           $  --            $  --          $  34,927       $   203,605       $ 1,246,367
             (55,773)            (752)             (1)              (1)            (4,004)          (25,492)         (123,903)
        ------------        ---------           -----            -----          ---------       -----------       -----------
             446,503              930              (1)              (1)            30,923           178,113         1,122,464
        ------------        ---------           -----            -----          ---------       -----------       -----------


           5,004,935           82,088               7                5            320,641         1,190,614         7,001,972
         (11,521,450)        (108,679)            (10)              (6)          (316,298)       (1,195,276)       (6,724,656)
        ------------        ---------           -----            -----          ---------       -----------       -----------
          (6,516,515)         (26,591)             (3)              (1)             4,343            (4,662)          277,316
           5,508,663           53,081              --               --             19,005             8,637           553,511
          (4,474,497)        (217,672)           (482)            (354)           (66,892)         (688,624)         (827,010)
        ------------        ---------           -----            -----          ---------       -----------       -----------
          (5,482,349)        (191,182)           (485)            (355)           (43,544)         (684,649)            3,817
        ------------        ---------           -----            -----          ---------       -----------       -----------

        $ (5,035,846)       $(190,252)          $(486)           $(356)         $ (12,621)      $  (506,536)      $ 1,126,281
        ============        =========           =====            =====          =========       ===========       ===========







                                                                                                                 T. ROWE PRICE
       T. ROWE PRICE                                                                           T. ROWE PRICE       PERSONAL
         BLUE CHIP        T. ROWE PRICE     T. ROWE PRICE    T. ROWE PRICE    T. ROWE PRICE     NEW AMERICA        STRATEGY
           GROWTH         EQUITY INCOME       INDEX 500      INTERNATIONAL     LIMITED-TERM        GROWTH          BALANCED
         PORTFOLIO          PORTFOLIO         PORTFOLIO     STOCK PORTFOLIO   BOND PORTFOLIO     PORTFOLIO         PORTFOLIO
      -------------------------------------------------------------------------------------------------------------------------


        $     8,851        $   489,887        $   9,528       $    32,502       $  80,395       $        --       $   378,696
            (34,663)           (86,767)          (1,988)           (6,343)         (8,800)          (11,047)          (62,522)
        -----------        -----------        ---------       -----------       ---------       -----------       -----------

            (25,812)           403,120            7,540            26,159          71,595           (11,047)          316,174
        -----------        -----------        ---------       -----------       ---------       -----------       -----------



          2,238,060          5,553,001           23,077           452,549         609,342           929,493         3,071,797
         (2,123,194)        (6,329,491)         (24,854)         (461,871)       (606,320)         (984,231)       (3,509,125)
        -----------        -----------        ---------       -----------       ---------       -----------       -----------

            114,866           (776,490)          (1,777)           (9,322)          3,022           (54,738)         (437,328)
                 --            623,061               --            62,762              --           120,456            80,023

         (4,233,587)        (9,145,946)        (210,565)       (1,071,444)        (54,173)       (1,196,498)       (5,204,862)
        -----------        -----------        ---------       -----------       ---------       -----------       -----------
         (4,118,721)        (9,299,375)        (212,342)       (1,018,004)        (51,151)       (1,130,780)       (5,562,167)


        -----------        -----------        ---------       -----------       ---------       -----------       -----------

        $(4,144,533)       $(8,896,255)       $(204,802)      $  (991,845)      $  20,444       $(1,141,827)      $(5,245,993)
        ===========        ===========        =========       ===========       =========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008



                                              VAN ECK          VAN ECK        VAN ECK WIT
                                             WORLDWIDE        WORLDWIDE        WORLDWIDE
                                              ABSOLUTE      HARD ASSETS--         BOND
                                          RETURN--INITIAL   INITIAL CLASS    FUND--INITIAL
                                            CLASS SHARES      SHARES(D)       CLASS SHARES
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $    287         $     --          $  12
  Mortality and expense risk charges....        (1,394)             (74)            (3)
                                              --------         --------          -----
       Net investment income (loss).....        (1,107)             (74)             9
                                              --------         --------          -----

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         3,884           30,619            142
  Cost of investments sold..............        (3,878)         (56,289)          (153)
                                              --------         --------          -----
       Net realized gain (loss) on
          investments...................             6          (25,670)           (11)
  Realized gain distribution received...         9,188               --             --
  Change in unrealized appreciation
     (depreciation)  on investments.....       (52,757)          (5,936)           233
                                              --------         --------          -----
       Net gain (loss) on investments...       (43,563)         (31,606)           222
                                              --------         --------          -----
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(44,670)        $(31,680)         $ 231
                                              ========         ========          =====




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2008
and December 31, 2007


                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP                   CAPITAL
                                                                             BOND--                   APPRECIATION--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   89,813        $    49,544        $     (1,920)
     Net realized gain (loss) on investments................          28,194             51,739          (2,525,258)
     Realized gain distribution received....................             685                 --                ----
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (36,586)            (7,623)         (4,336,440)
                                                                  ----------        -----------        ------------
       Net increase (decrease) in net assets resulting from
          operations........................................          82,106             93,660          (6,863,618)
                                                                  ----------        -----------        ------------
  Contributions and (withdrawals):
     Payments received from policyowners....................         309,944            313,459               6,398
     Cost of insurance......................................         (33,226)           (22,746)           (111,227)
     Policyowners' surrenders...............................         (36,233)        (1,071,643)            (50,899)
     Net transfers from (to) Fixed Account..................          40,698            155,672           1,196,461
     Transfers between Investment Divisions.................         514,451             14,995          (6,437,244)
     Policyowners' death benefits...........................            (396)           (32,772)                 --
                                                                  ----------        -----------        ------------
       Net contributions and (withdrawals)..................         795,238           (643,035)         (5,396,511)
                                                                  ----------        -----------        ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                  3                 149
                                                                  ----------        -----------        ------------
          Increase (decrease) in net assets.................         877,344           (549,372)        (12,259,980)
NET ASSETS:
     Beginning of year......................................       1,707,837          2,257,209          19,741,240
                                                                  ----------        -----------        ------------
     End of year............................................      $2,585,181        $ 1,707,837        $  7,481,260
                                                                  ==========        ===========        ============


                                                                 MAINSTAY VP
                                                                   CAPITAL
                                                                APPRECIATION--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (55,954)
     Net realized gain (loss) on investments................       2,150,019
     Realized gain distribution received....................              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         145,687
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,239,752
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          14,160
     Cost of insurance......................................        (137,458)
     Policyowners' surrenders...............................        (870,721)
     Net transfers from (to) Fixed Account..................      (4,856,385)
     Transfers between Investment Divisions.................         471,308
     Policyowners' death benefits...........................              --
                                                                 -----------
       Net contributions and (withdrawals)..................      (5,379,096)
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,252)
                                                                 -----------
          Increase (decrease) in net assets.................      (3,140,596)
NET ASSETS:
     Beginning of year......................................      22,881,836
                                                                 -----------
     End of year............................................     $19,741,240
                                                                 ===========




                                                                                                       MAINSTAY VP
                                                                                                        HIGH YIELD
                                                                           MAINSTAY VP                  CORPORATE
                                                                          GOVERNMENT--                    BOND--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   47,289         $   41,094        $ 1,172,509
     Net realized gain (loss) on investments................          10,092              1,155         (1,186,921)
     Realized gain distribution received....................              --                 --                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          94,505              9,531         (3,772,100)
                                                                  ----------         ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         151,886             51,780         (3,786,512)
                                                                  ----------         ----------        -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         193,478            166,705          1,649,309
     Cost of insurance......................................         (30,621)           (12,290)          (160,521)
     Policyowners' surrenders...............................         (27,467)                --           (489,389)
     Net transfers from (to) Fixed Account..................          33,612            133,880             46,085
     Transfers between Investment Divisions.................         321,533            554,008         (1,618,382)
     Policyowners' death benefits...........................              --                 --            (30,840)
                                                                  ----------         ----------        -----------
       Net contributions and (withdrawals)..................         490,535            842,303           (603,738)
                                                                  ----------         ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (1)                (3)                15
                                                                  ----------         ----------        -----------
          Increase (decrease) in net assets.................         642,420            894,080         (4,390,235)
NET ASSETS:
     Beginning of year......................................       1,357,604            463,524         15,145,733
                                                                  ----------         ----------        -----------
     End of year............................................      $2,000,024         $1,357,604        $10,755,498
                                                                  ==========         ==========        ===========


                                                                 MAINSTAY VP
                                                                  HIGH YIELD
                                                                  CORPORATE
                                                                    BOND--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   920,067
     Net realized gain (loss) on investments................         267,306
     Realized gain distribution received....................              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,063,401)
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         123,972
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       2,639,430
     Cost of insurance......................................         (99,489)
     Policyowners' surrenders...............................         (14,272)
     Net transfers from (to) Fixed Account..................       5,043,181
     Transfers between Investment Divisions.................       1,187,215
     Policyowners' death benefits...........................              --
                                                                 -----------
       Net contributions and (withdrawals)..................       8,756,065
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (3)
                                                                 -----------
          Increase (decrease) in net assets.................       8,880,034
NET ASSETS:
     Beginning of year......................................       6,265,699
                                                                 -----------
     End of year............................................     $15,145,733
                                                                 ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                               MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
               MAINSTAY VP                    COMMON STOCK--                  CONVERTIBLE--          FLOATING RATE--
             CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $  2,712,673    $  4,453,362    $  1,173,069    $  1,095,848     $  12,563        $ 11,857       $  26,590
              3,451            (671)       (598,503)        238,983             9           6,300         (34,404)
                 --              --      12,678,056       8,180,167        84,682          15,042              --

              7,246           1,156     (53,224,688)     (4,406,055)     (341,816)         36,845        (115,663)
       ------------    ------------    ------------    ------------     ---------        --------       ---------

          2,723,370       4,453,847     (39,972,066)      5,108,943      (244,562)         70,044        (123,477)
       ------------    ------------    ------------    ------------     ---------        --------       ---------

         61,372,666      62,252,552         318,757         277,457       132,645         171,668         229,081
         (1,882,247)     (1,341,349)       (534,809)       (580,608)       (5,182)         (3,608)        (22,473)
           (135,202)       (339,179)       (127,024)        (51,755)         (866)             --            (591)
          9,622,101      36,311,103         342,187         487,186           435         (46,828)        (13,119)
        (10,188,728)    (22,190,128)       (236,989)         30,673         1,405             973        (188,593)
            (55,969)        (19,007)       (268,621)             --        (3,019)             --              --
       ------------    ------------    ------------    ------------     ---------        --------       ---------
         58,732,621      74,673,992        (506,499)        162,953       125,418         122,205           4,305
       ------------    ------------    ------------    ------------     ---------        --------       ---------


               (315)         (1,119)         13,986          (2,951)           34             (28)             (1)
       ------------    ------------    ------------    ------------     ---------        --------       ---------
         61,455,676      79,126,720     (40,464,579)      5,268,945      (119,110)        192,221        (119,173)

        134,936,882      55,810,162     109,475,108     104,206,163       621,969         429,748         499,241
       ------------    ------------    ------------    ------------     ---------        --------       ---------
       $196,392,558    $134,936,882    $ 69,010,529    $109,475,108     $ 502,859        $621,969       $ 380,068
       ============    ============    ============    ============     =========        ========       =========


       MAINSTAY VP
     FLOATING RATE--
      INITIAL CLASS
     ---------------
           2007
     ---------------

         $ 32,244
           (4,759)
               --
          (17,244)
         --------

           10,241
         --------

          223,391
          (17,877)
               --
            9,617
          (70,401)
               --
         --------
          144,730
         --------

               --
         --------
          154,971
          344,270
         --------
         $499,241
         ========




                                                                                                       MAINSTAY VP
               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP              LARGE CAP
           ICAP SELECT EQUITY--            INCOME AND GROWTH--            INTERNATIONAL EQUITY--         GROWTH--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    499,899      $   (401)         $--          $     419      $    672,875    $     10,148      $   (360)
         (1,451,327)       38,394           --            124,774           (65,754)     12,612,195         1,077
          5,399,951         6,098           --              3,199         7,374,968       4,557,324            --

        (70,542,602)      (32,808)          --           (128,357)      (26,367,533)    (12,690,627)      (54,915)
       ------------      --------          ---          ---------      ------------    ------------      --------

        (66,094,079)       11,283           --                 35       (18,385,444)      4,489,040       (54,198)
       ------------      --------          ---          ---------      ------------    ------------      --------

              5,142            --           --                 --         2,119,530       2,921,345            --
           (545,558)      (10,731)          --               (555)       (1,313,369)     (1,367,748)       (6,623)
             (8,667)           --           --             (2,926)         (525,762)     (1,709,308)           --
            (25,624)       19,003           --            (19,002)       (1,058,232)    (24,432,096)           --
        181,978,941           961           --               (961)       (3,429,250)      2,190,338          (597)
           (187,548)           --           --                 --          (777,814)       (177,491)           --
       ------------      --------          ---          ---------      ------------    ------------      --------
        181,216,686         9,233           --            (23,444)       (4,984,897)    (22,574,960)       (7,220)
       ------------      --------          ---          ---------      ------------    ------------      --------


              9,091           (17)          --                 --             9,414          (4,456)           30
       ------------      --------          ---          ---------      ------------    ------------      --------
        115,131,698        20,499           --            (23,409)      (23,360,927)    (18,090,376)      (61,388)

            201,220       180,721           --             23,409        74,245,459      92,335,835       143,751
       ------------      --------          ---          ---------      ------------    ------------      --------
       $115,332,918      $201,220          $--          $      --      $ 50,884,532    $ 74,245,459      $ 82,363
       ============      ========          ===          =========      ============    ============      ========


       MAINSTAY VP
        LARGE CAP
         GROWTH--
      INITIAL CLASS
     ---------------
           2007
     ---------------

         $   (838)
           14,556
               --
           11,241
         --------

           24,959
         --------

               --
           (6,156)
               --
               --
          (66,997)
               --
         --------
          (73,153)
         --------

              (32)
         --------
          (48,226)
          191,977
         --------
         $143,751
         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007

                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP                   MID CAP
                                                                         MID CAP CORE--                  GROWTH--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $     42,250       $    80,124        $   (34,352)
     Net realized gain (loss) on investments................       (1,411,924)        1,229,897         (2,700,526)
     Realized gain distribution received....................        7,336,611         6,841,998            845,982
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (35,016,381)       (5,175,300)        (3,040,903)
                                                                 ------------       -----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (29,049,444)        2,976,719         (4,929,799)
                                                                 ------------       -----------        -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          260,905           165,302            607,469
     Cost of insurance......................................         (309,572)         (342,699)           (71,043)
     Policyowners' surrenders...............................           (5,030)           (1,558)          (346,939)
     Net transfers from (to) Fixed Account..................           29,365          (634,155)           (11,714)
     Transfers between Investment Divisions.................       (2,203,748)        2,097,895         (2,480,354)
     Policyowners' death benefits...........................         (115,843)               --                 --
                                                                 ------------       -----------        -----------
       Net contributions and (withdrawals)..................       (2,343,923)        1,284,785         (2,302,581)
                                                                 ------------       -----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            6,496            (1,005)                 5
                                                                 ------------       -----------        -----------
          Increase (decrease) in net assets.................      (31,386,871)        4,260,499         (7,232,375)
NET ASSETS:
     Beginning of year......................................       72,119,379        67,858,880         10,981,176
                                                                 ------------       -----------        -----------
     End of year............................................     $ 40,732,508       $72,119,379        $ 3,748,801
                                                                 ============       ===========        ===========


                                                                 MAINSTAY VP
                                                                   MID CAP
                                                                   GROWTH--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (36,119)
     Net realized gain (loss) on investments................         598,753
     Realized gain distribution received....................         675,569
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (10,892)
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,227,311
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         780,295
     Cost of insurance......................................         (61,520)
     Policyowners' surrenders...............................            (709)
     Net transfers from (to) Fixed Account..................      (1,015,986)
     Transfers between Investment Divisions.................         209,560
     Policyowners' death benefits...........................          (8,686)
                                                                 -----------
       Net contributions and (withdrawals)..................         (97,046)
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --
                                                                 -----------
          Increase (decrease) in net assets.................       1,130,265
NET ASSETS:
     Beginning of year......................................       9,850,911
                                                                 -----------
     End of year............................................     $10,981,176
                                                                 ===========




                                                                                                     AIM V.I. GLOBAL
                                                                           MAINSTAY VP                 REAL ESTATE
                                                                             VALUE--                      FUND--
                                                                          INITIAL CLASS              SERIES I SHARES
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   4,450,234       $  2,428,244        $   78,667
     Net realized gain (loss) on investments................       (7,399,464)         1,069,667          (688,608)
     Realized gain distribution received....................       25,359,094         15,074,427           129,899
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (24,114,686)       (15,372,929)         (194,236)
                                                                -------------       ------------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       (1,704,822)         3,199,409          (674,278)
                                                                -------------       ------------        ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................           12,717             10,945           247,225
     Cost of insurance......................................         (314,195)          (927,070)          (18,173)
     Policyowners' surrenders...............................           (8,173)            (1,533)           (2,972)
     Net transfers from (to) Fixed Account..................       (1,802,169)           821,111             8,182
     Transfers between Investment Divisions.................     (173,573,109)         1,357,045           (46,631)
     Policyowners' death benefits...........................         (217,018)                --            (4,550)
                                                                -------------       ------------        ----------
       Net contributions and (withdrawals)..................     (175,901,947)         1,260,498           183,081
                                                                -------------       ------------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            4,219             (1,875)                7
                                                                -------------       ------------        ----------
          Increase (decrease) in net assets.................     (177,602,550)         4,458,032          (491,190)
NET ASSETS:
     Beginning of year......................................      177,602,550        173,144,518         1,213,010
                                                                -------------       ------------        ----------
     End of year............................................    $          --       $177,602,550        $  721,820
                                                                =============       ============        ==========


                                                               AIM V.I. GLOBAL
                                                                 REAL ESTATE
                                                                    FUND--
                                                               SERIES I SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    62,347
     Net realized gain (loss) on investments................         495,436
     Realized gain distribution received....................         178,886
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (659,466)
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          77,203
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          98,087
     Cost of insurance......................................         (20,599)
     Policyowners' surrenders...............................            (245)
     Net transfers from (to) Fixed Account..................      (5,196,955)
     Transfers between Investment Divisions.................         675,362
     Policyowners' death benefits...........................              --
                                                                 -----------
       Net contributions and (withdrawals)..................      (4,444,350)
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................               3
                                                                 -----------
          Increase (decrease) in net assets.................      (4,367,144)
NET ASSETS:
     Beginning of year......................................       5,580,154
                                                                 -----------
     End of year............................................     $ 1,213,010
                                                                 ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
             MID CAP VALUE--                 S&P 500 INDEX--                SMALL CAP GROWTH--        TOTAL RETURN--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    827,684    $   518,399     $  3,215,041    $  1,811,260    $   (15,477)     $  (15,432)    $   276,792
           (128,308)       124,517       (1,473,960)      1,331,816       (641,912)         57,558      (2,150,019)
          8,256,236      5,611,736               --              --        496,968         348,722       1,198,603

        (29,884,351)    (7,156,034)     (69,198,337)      3,169,157     (1,295,725)       (545,828)     (2,101,947)
       ------------    -----------     ------------    ------------    -----------      ----------     -----------

        (20,928,739)      (901,382)     (67,457,256)      6,312,233     (1,456,146)       (154,980)     (2,776,571)
       ------------    -----------     ------------    ------------    -----------      ----------     -----------

            106,431        114,472        1,354,651       1,524,060         25,025          51,504             194
           (300,534)      (344,165)      (3,959,847)     (3,500,689)       (27,513)        (20,495)       (145,669)
             (1,895)            --         (298,234)     (1,239,510)        (5,162)         (5,141)             --
              9,391        190,744          725,595      24,124,425          1,297        (480,239)     (3,852,310)
             66,922          4,200        7,636,735           1,631       (743,489)        534,466             515
           (163,055)            --       (1,872,092)       (391,492)            --              --              --
       ------------    -----------     ------------    ------------    -----------      ----------     -----------
           (282,740)       (34,749)       3,586,808      20,518,425       (749,842)         80,095      (3,997,270)
       ------------    -----------     ------------    ------------    -----------      ----------     -----------


              8,032            539           39,419         (10,557)            --              --           1,873
       ------------    -----------     ------------    ------------    -----------      ----------     -----------
        (21,203,447)      (935,592)     (63,831,029)     26,820,101     (2,205,988)        (74,885)     (6,771,968)

         64,259,252     65,194,844      181,769,686     154,949,585      4,521,880       4,596,765      12,280,467
       ------------    -----------     ------------    ------------    -----------      ----------     -----------
       $ 43,055,805    $64,259,252     $117,938,657    $181,769,686    $ 2,315,892      $4,521,880     $ 5,508,499
       ============    ===========     ============    ============    ===========      ==========     ===========


       MAINSTAY VP
      TOTAL RETURN--
      INITIAL CLASS
     ---------------
           2007
     ---------------

       $   214,941
           164,949
           843,157
          (933,448)
       -----------

           289,599
       -----------

                --
          (146,691)
                --
         9,197,737
                --
                --
       -----------
         9,051,046
       -----------

              (682)
       -----------
         9,339,963
         2,940,504
       -----------
       $12,280,467
       ===========





                 AIM V.I.                     ALGER AMERICAN                  ALGER AMERICAN               ALGER AMERICAN
           INTERNATIONAL GROWTH            CAPITAL APPRECIATION              SMALLCAP GROWTH                SMALLCAP AND
                  FUND--                       PORTFOLIO--                     PORTFOLIO--                MIDCAP GROWTH--
             SERIES I SHARES                  CLASS O SHARES                  CLASS O SHARES               CLASS O SHARES
     ------------------------------- ------------------------------- -------------------------------      ---------------
           2008            2007            2008            2007            2008            2007               2008(F)
     --------------------------------------------------------------------------------------------------------------------------



       $     5,946      $    3,637       $   (173)      $    (394)     $    (7,875)     $  (10,878)           $   (14)
          (356,820)          7,524         (1,174)         33,487         (217,586)        365,860                (71)
            65,684              --             --              --           23,510              --                 --

        (2,028,841)         70,343        (21,024)         (6,110)        (848,188)         47,289             (2,161)
       -----------      ----------       --------       ---------      -----------      ----------            -------

        (2,314,031)         81,504        (22,371)         26,983       (1,050,139)        402,271             (2,246)
       -----------      ----------       --------       ---------      -----------      ----------            -------

         1,017,188         163,678             --              --              383         336,208              5,249
           (63,725)        (12,760)          (603)           (897)         (21,788)        (26,613)              (218)
           (10,066)           (396)            --              --          (45,223)           (592)                --
            65,981         675,559             --        (119,108)             409        (436,805)             1,259
           127,610       3,614,590        (14,782)             --         (363,247)         39,720              1,612
            (9,457)             --             --              --               --          (5,155)                --
       -----------      ----------       --------       ---------      -----------      ----------            -------
         1,127,531       4,440,671        (15,385)       (120,005)        (429,466)        (93,237)             7,902
       -----------      ----------       --------       ---------      -----------      ----------            -------


                --              --             --              --                7              (6)                --
       -----------      ----------       --------       ---------      -----------      ----------            -------
        (1,186,500)      4,522,175        (37,756)        (93,022)      (1,479,598)        309,028              5,656

         4,552,004          29,829         50,514         143,536        2,283,211       1,974,183                 --
       -----------      ----------       --------       ---------      -----------      ----------            -------
       $ 3,365,504      $4,552,004       $ 12,758       $  50,514      $   803,613      $2,283,211            $ 5,656
       ===========      ==========       ========       =========      ===========      ==========            =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007

                                                                                                      ALLIANCEBERN-
                                                                                                          STEIN
                                                                                                      VPS SMALL/MID
                                                                        ALLIANCEBERNSTEIN                  CAP
                                                                        VPS INTERNATIONAL                 VALUE
                                                                        VALUE PORTFOLIO--              PORTFOLIO--
                                                                         CLASS A SHARES               CLASS A SHARES
                                                               ----------------------------------    ---------------
                                                                     2008             2007(D)            2008(G)
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    3,000          $ (1,124)          $    150
     Net realized gain (loss) on investments................        (744,675)             (734)              (644)
     Realized gain distribution received....................          39,751                --              7,643
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (235,620)            4,294            (54,722)
                                                                  ----------          --------           --------
       Net increase (decrease) in net assets resulting from
          operations........................................        (937,544)            2,436            (47,573)
                                                                  ----------          --------           --------
  Contributions and (withdrawals):
     Payments received from policyowners....................         221,127            52,338             25,862
     Cost of insurance......................................         (16,680)           (4,131)            (2,865)
     Policyowners' surrenders...............................          (4,176)             (392)                --
     Net transfers from (to) Fixed Account..................          55,297            89,742             46,803
     Transfers between Investment Divisions.................         831,316           523,587             92,187
     Policyowners' death benefits...........................          (9,085)               --                 --
                                                                  ----------          --------           --------
       Net contributions and (withdrawals)..................       1,077,799           661,144            161,987
                                                                  ----------          --------           --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                --                 --
                                                                  ----------          --------           --------
          Increase (decrease) in net assets.................         140,255           663,580            114,414
NET ASSETS:
     Beginning of year......................................         663,580                --                 --
                                                                  ----------          --------           --------
     End of year............................................      $  803,835          $663,580           $114,414
                                                                  ==========          ========           ========


                                                                ALLIANCEBERN-
                                                                    STEIN
                                                                VPS SMALL/MID
                                                                     CAP
                                                                    VALUE
                                                                 PORTFOLIO--
                                                                CLASS A SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................         $--
     Net realized gain (loss) on investments................          --
     Realized gain distribution received....................          --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          --
                                                                     ---
       Net increase (decrease) in net assets resulting from
          operations........................................          --
                                                                     ---
  Contributions and (withdrawals):
     Payments received from policyowners....................          --
     Cost of insurance......................................          --
     Policyowners' surrenders...............................          --
     Net transfers from (to) Fixed Account..................          --
     Transfers between Investment Divisions.................          --
     Policyowners' death benefits...........................          --
                                                                     ---
       Net contributions and (withdrawals)..................          --
                                                                     ---
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --
                                                                     ---
          Increase (decrease) in net assets.................          --
NET ASSETS:
     Beginning of year......................................          --
                                                                     ---
     End of year............................................         $--
                                                                     ===




                                                                         AMERICAN FUNDS               AMERICAN FUNDS
                                                                          GROWTH-INCOME               INTERNATIONAL
                                                                             FUND--                       FUND--
                                                                         CLASS 2 SHARES               CLASS 2 SHARES
                                                               ----------------------------------    ---------------
                                                                     2008             2007(B)              2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $    811           $   392          $   101,979
     Net realized gain (loss) on investments................           (891)               (7)            (959,098)
     Realized gain distribution received....................          2,203               530              804,496
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (23,648)           (1,894)          (2,283,076)
                                                                   --------           -------          -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (21,525)             (979)          (2,335,699)
                                                                   --------           -------          -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         17,865             3,754              724,500
     Cost of insurance......................................         (1,013)             (297)             (47,373)
     Policyowners' surrenders...............................             --                --             (244,429)
     Net transfers from (to) Fixed Account..................         18,641             3,102              323,549
     Transfers between Investment Divisions.................            795            27,190            4,006,829
     Policyowners' death benefits...........................             --                --                   --
                                                                   --------           -------          -----------
       Net contributions and (withdrawals)..................         36,288            33,749            4,763,076
                                                                   --------           -------          -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --                --                   --
                                                                   --------           -------          -----------
          Increase (decrease) in net assets.................         14,763            32,770            2,427,377
NET ASSETS:
     Beginning of year......................................         32,770                --            1,647,484
                                                                   --------           -------          -----------
     End of year............................................       $ 47,533           $32,770          $ 4,074,861
                                                                   ========           =======          ===========


                                                                AMERICAN FUNDS
                                                                INTERNATIONAL
                                                                    FUND--
                                                                CLASS 2 SHARES
                                                               ---------------
                                                                   2007(A)
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   19,105
     Net realized gain (loss) on investments................           3,813
     Realized gain distribution received....................          81,339
     Change in unrealized appreciation (depreciation) on
       investments..........................................          30,747
                                                                  ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         135,004
                                                                  ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          27,129
     Cost of insurance......................................          (5,813)
     Policyowners' surrenders...............................          (7,963)
     Net transfers from (to) Fixed Account..................       1,447,843
     Transfers between Investment Divisions.................          51,291
     Policyowners' death benefits...........................              --
                                                                  ----------
       Net contributions and (withdrawals)..................       1,512,487
                                                                  ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (7)
                                                                  ----------
          Increase (decrease) in net assets.................       1,647,484
NET ASSETS:
     Beginning of year......................................              --
                                                                  ----------
     End of year............................................      $1,647,484
                                                                  ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                 AMERICAN                     AMERICAN FUNDS                  AMERICAN FUNDS
              CENTURY(R) VP                  ASSET ALLOCATION                  GLOBAL SMALL           AMERICAN FUNDS
                 VALUE--                          FUND--                     CAPITALIZATION--         GROWTH FUND--
                 CLASS II                     CLASS 2 SHARES                  CLASS 2 SHARES          CLASS 2 SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008          2007(A)           2008          2007(A)           2008
     ---------------------------------------------------------------------------------------------------------------



        $   21,520      $   12,673      $   7,336        $  3,055       $  (2,465)       $ 10,665       $    8,317
          (452,695)         11,068        (82,190)             82        (375,577)            650         (109,186)
           147,568          97,559         12,662           5,424          86,223          32,110          138,011

           (85,544)       (202,705)       (46,981)            351        (135,075)         38,429         (846,786)
        ----------      ----------      ---------        --------       ---------        --------       ----------

          (369,151)        (81,405)      (109,173)          8,912        (426,894)         81,854         (809,644)
        ----------      ----------      ---------        --------       ---------        --------       ----------

           131,840         181,755         32,652          19,589          78,025          47,708          252,430
           (18,566)        (14,432)        (3,433)         (1,456)         (8,170)         (3,473)         (17,115)
          (169,539)         (2,935)        (1,393)             --         (12,452)           (876)         (25,687)
             4,487         546,811        153,989         151,119         101,800         345,854          102,908
          (299,968)         57,814       (123,156)             --         (37,205)             --          341,523
                --          (1,833)            --              --              --              --               --
        ----------      ----------      ---------        --------       ---------        --------       ----------
          (351,746)        767,180         58,659         169,252         121,998         389,213          654,059
        ----------      ----------      ---------        --------       ---------        --------       ----------


                40              13             --              --               5              --               14
        ----------      ----------      ---------        --------       ---------        --------       ----------
          (720,857)        685,788        (50,514)        178,164        (304,891)        471,067         (155,571)

         1,261,757         575,969        178,164              --         471,067              --        1,333,944
        ----------      ----------      ---------        --------       ---------        --------       ----------
        $  540,900      $1,261,757      $ 127,650        $178,164       $ 166,176        $471,067       $1,178,373
        ==========      ==========      =========        ========       =========        ========       ==========



      AMERICAN FUNDS
      GROWTH FUND--
      CLASS 2 SHARES
     ---------------
           2007
     ---------------

        $    7,183
           (20,794)
            81,469
           (51,868)
        ----------

            15,990
        ----------

            25,331
            (3,388)
              (577)
           910,672
           380,726
                --
        ----------
         1,312,764
        ----------

                --
        ----------
         1,328,754
             5,190
        ----------
        $1,333,944
        ==========





                                                                                                        DREYFUS IP
                                                                        DELAWARE VIP INTERNATIONAL      TECHNOLOGY
               CVS CALVERT                        DAVIS                   VALUE EQUITY SERIES--          GROWTH--
             SOCIAL BALANCED                 VALUE PORTFOLIO                  STANDARD CLASS          INITIAL SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008          2007(A)           2008
     ---------------------------------------------------------------------------------------------------------------



         $   285         $   304        $    8,061      $   16,887      $   6,060       $   6,034       $  (2,619)
             (48)            326          (415,956)         44,442       (352,464)         (1,736)         (4,565)
             195             874            36,817          75,773         27,988         136,377              --

          (5,295)         (1,059)         (541,231)        (75,021)       122,792        (122,761)       (302,140)
         -------         -------        ----------      ----------      ---------       ---------       ---------

          (4,863)            445          (912,309)         62,081       (195,624)         17,914        (309,324)
         -------         -------        ----------      ----------      ---------       ---------       ---------

              --              --           762,388         824,494         51,399          44,867         141,480
            (246)           (279)          (26,144)        (16,490)        (4,403)         (2,884)         (9,411)
              --          (6,753)             (879)             --         (1,422)             --              --
              --              --            30,099         608,985            140         342,843          14,718
              --              --          (716,528)         (3,577)      (252,435)             --          22,240
              --              --                --              --             --              --              --
         -------         -------        ----------      ----------      ---------       ---------       ---------
            (246)         (7,032)           48,936       1,413,412       (206,721)        384,826         169,027
         -------         -------        ----------      ----------      ---------       ---------       ---------


              --              --                 2              --             --              --              --
         -------         -------        ----------      ----------      ---------       ---------       ---------
          (5,109)         (6,587)         (863,371)      1,475,493       (402,345)        402,740        (140,297)

          15,546          22,133         1,933,567         458,074        402,740              --         671,133
         -------         -------        ----------      ----------      ---------       ---------       ---------
         $10,437         $15,546        $1,070,196      $1,933,567      $     395       $ 402,740       $ 530,836
         =======         =======        ==========      ==========      =========       =========       =========



        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      INITIAL SHARES
     ---------------
           2007
     ---------------

         $ (2,291)
           12,279
               --
           60,148
         --------

           70,136
         --------

          143,642
           (7,033)
             (851)
          113,196
            4,599
          (28,846)
         --------
          224,707
         --------

               --
         --------
          294,843
          376,290
         --------
         $671,133
         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                                                                       DREYFUS VIF
                                                                           DREYFUS VIF                   EMERGING
                                                                      DEVELOPING LEADERS--              LEADERS--
                                                                         INITIAL SHARES               INITIAL SHARES
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $    70            $     59             $--
     Net realized gain (loss) on investments................          (435)                793              --
     Realized gain distribution received....................           854               2,856              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (7,381)             (5,994)             --
                                                                   -------            --------             ---
       Net increase (decrease) in net assets resulting from
          operations........................................        (6,892)             (2,286)             --
                                                                   -------            --------             ---
  Contributions and (withdrawals):
     Payments received from policyowners....................            --                  --              --
     Cost of insurance......................................          (424)               (509)             --
     Policyowners' surrenders...............................          (406)               (901)             --
     Net transfers from (to) Fixed Account..................            --             (11,961)             --
     Transfers between Investment Divisions.................           (61)                 --              --
     Policyowners' death benefits...........................            --                  --              --
                                                                   -------            --------             ---
       Net contributions and (withdrawals)..................          (891)            (13,371)             --
                                                                   -------            --------             ---
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                  --              --
                                                                   -------            --------             ---
          Increase (decrease) in net assets.................        (7,783)            (15,657)             --
NET ASSETS:
     Beginning of year......................................        18,873              34,530              --
                                                                   -------            --------             ---
     End of year............................................       $11,090            $ 18,873             $--
                                                                   =======            ========             ===



                                                                 DREYFUS VIF
                                                                   EMERGING
                                                                  LEADERS--
                                                                INITIAL SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    (189)
     Net realized gain (loss) on investments................          5,151
     Realized gain distribution received....................            169
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (2,357)
                                                                  ---------
       Net increase (decrease) in net assets resulting from
          operations........................................          2,774
                                                                  ---------
  Contributions and (withdrawals):
     Payments received from policyowners....................          4,649
     Cost of insurance......................................           (963)
     Policyowners' surrenders...............................             --
     Net transfers from (to) Fixed Account..................        124,016
     Transfers between Investment Divisions.................       (148,916)
     Policyowners' death benefits...........................             --
                                                                  ---------
       Net contributions and (withdrawals)..................        (21,214)
                                                                  ---------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --
                                                                  ---------
          Increase (decrease) in net assets.................        (18,440)
NET ASSETS:
     Beginning of year......................................         18,440
                                                                  ---------
     End of year............................................      $      --
                                                                  =========





                                                                                                     FIDELITY(R) VIP
                                                                         FIDELITY(R) VIP               FREEDOM 2010
                                                                         EQUITY-INCOME--               PORTFOLIO--
                                                                          INITIAL CLASS               INITIAL SHARES
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   149,540        $   135,589         $   33,187
     Net realized gain (loss) on investments................        (909,046)           225,825            (17,140)
     Realized gain distribution received....................           7,831            773,547             39,507
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (3,026,008)        (1,012,516)          (353,779)
                                                                 -----------        -----------         ----------
       Net increase (decrease) in net assets resulting
          from operations...................................      (3,777,683)           122,445           (298,225)
                                                                 -----------        -----------         ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         994,228          1,059,820            354,375
     Cost of insurance......................................        (100,074)           (80,638)           (21,458)
     Policyowners' surrenders...............................        (125,435)            (7,433)           (40,706)
     Net transfers from (to) Fixed Account..................            (399)          (917,669)            34,425
     Transfers between Investment Divisions.................      (1,673,923)           758,303            649,823
     Policyowners' death benefits...........................          (8,697)                --                 --
                                                                 -----------        -----------         ----------
       Net contributions and (withdrawals)..................        (914,300)           812,383            976,459
                                                                 -----------        -----------         ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................               9                 (1)                --
                                                                 -----------        -----------         ----------
          Increase (decrease) in net assets.................      (4,691,974)           934,827            678,234
NET ASSETS:
     Beginning of year......................................       9,269,240          8,334,413            370,904
                                                                 -----------        -----------         ----------
     End of year............................................     $ 4,577,266        $ 9,269,240         $1,049,138
                                                                 ===========        ===========         ==========



                                                               FIDELITY(R) VIP
                                                                 FREEDOM 2010
                                                                 PORTFOLIO--
                                                                INITIAL SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  7,383
     Net realized gain (loss) on investments................         11,216
     Realized gain distribution received....................          8,829
     Change in unrealized appreciation (depreciation) on
       investments..........................................            941
                                                                   --------
       Net increase (decrease) in net assets resulting
          from operations...................................         28,369
                                                                   --------
  Contributions and (withdrawals):
     Payments received from policyowners....................        250,871
     Cost of insurance......................................         (6,872)
     Policyowners' surrenders...............................             --
     Net transfers from (to) Fixed Account..................        (79,909)
     Transfers between Investment Divisions.................         (1,078)
     Policyowners' death benefits...........................             --
                                                                   --------
       Net contributions and (withdrawals)..................        163,012
                                                                   --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --
                                                                   --------
          Increase (decrease) in net assets.................        191,381
NET ASSETS:
     Beginning of year......................................        179,523
                                                                   --------
     End of year............................................       $370,904
                                                                   ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                DWS DREMAN                      DWS GLOBAL                         DWS               FIDELITY(R) VIP
        SMALL MID CAP VALUE VIP--          OPPORTUNITIES VIP--            SMALL CAP INDEX VIP--      CONTRAFUND(R)--
              CLASS A SHARES                  CLASS A SHARES                  CLASS A SHARES          INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008          2007(C)         2008(H)           2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



        $   12,381      $     (128)      $   (31)          $--         $   174,232     $     91,420    $    171,101
           (29,821)           (231)          (53)           --          (3,000,341)       1,041,787      (2,228,900)
           419,299              --            --            --           1,510,836        1,229,389         505,426

          (816,306)         (2,356)       (5,778)           --          (3,638,305)      (2,657,066)    (11,372,771)
        ----------      ----------       -------           ---         -----------     ------------    ------------

          (414,447)         (2,715)       (5,862)           --          (4,953,578)        (294,470)    (12,925,144)
        ----------      ----------       -------           ---         -----------     ------------    ------------

             8,553           3,792         4,684            --           1,048,112          970,990       3,034,219
           (23,892)           (463)          (98)           --            (131,623)        (119,554)       (412,678)
                --              --            --            --                  --           (6,665)       (770,013)
             5,123          95,778            --            --              37,141      (10,293,148)        453,987
            66,223       1,123,517        12,398            --            (833,680)        (917,014)      7,065,438
                --              --            --            --              (9,792)         (49,641)        (37,960)
        ----------      ----------       -------           ---         -----------     ------------    ------------
            56,007       1,222,624        16,984            --             110,158      (10,415,032)      9,332,993
        ----------      ----------       -------           ---         -----------     ------------    ------------


                --              --            --            --                  14                2             336
        ----------      ----------       -------           ---         -----------     ------------    ------------
          (358,440)      1,219,909        11,122            --          (4,843,406)     (10,709,500)     (3,591,815)

         1,219,909              --            --            --          14,372,625       25,082,125      21,494,271
        ----------      ----------       -------           ---         -----------     ------------    ------------
        $  861,469      $1,219,909       $11,122           $--         $ 9,529,219     $ 14,372,625    $ 17,902,456
        ==========      ==========       =======           ===         ===========     ============    ============


     FIDELITY(R) VIP
     CONTRAFUND(R)--
      INITIAL CLASS
     ---------------
           2007
     ---------------

       $   121,452
           335,052
         5,071,408
        (2,838,489)
       -----------

         2,689,423
       -----------

         2,661,642
          (222,495)
           (54,957)
           748,550
         2,302,045
           (17,054)
       -----------
         5,417,731
       -----------

              (215)
       -----------
         8,106,939
        13,387,332
       -----------
       $21,494,271
       ===========





             FIDELITY(R) VIP                 FIDELITY(R) VIP                 FIDELITY(R) VIP         FIDELITY(R) VIP
         FREEDOM 2020 PORTFOLIO--        FREEDOM 2030 PORTFOLIO--                GROWTH--              INDEX 500--
              INITIAL SHARES                  INITIAL SHARES                  INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    95,744       $ 17,657       $   52,363      $  10,162      $     8,898      $   11,890     $    597,803
           (40,961)         5,363          (10,890)        40,108            3,779          69,510          (55,990)
           138,978         23,222          123,291         24,125               --           3,323          319,440

        (1,321,259)       (14,354)        (955,956)        (9,868)      (1,818,112)        667,164      (15,146,216)
       -----------       --------       ----------      ---------      -----------      ----------     ------------

        (1,127,498)        31,888         (791,192)        64,527       (1,805,435)        751,887      (14,284,963)
       -----------       --------       ----------      ---------      -----------      ----------     ------------

           507,161        177,722          350,931         70,764          285,658         570,414        6,690,854
           (61,049)       (10,437)         (41,844)       (14,197)         (28,956)        (24,531)        (600,893)
           (30,109)          (481)         (20,929)        (3,557)         (13,013)         (3,353)        (143,789)
           205,927        247,536          200,742        540,151           18,820         132,677          313,555
         2,694,643        325,753        1,531,006       (244,501)        (743,952)             --         (274,225)
                --             --               --             --          (13,067)             --         (271,783)
       -----------       --------       ----------      ---------      -----------      ----------     ------------
         3,316,573        740,093        2,019,906        348,660         (494,510)        675,207        5,713,719
       -----------       --------       ----------      ---------      -----------      ----------     ------------


                 2             (1)              --             --               25             (11)              45
       -----------       --------       ----------      ---------      -----------      ----------     ------------
         2,189,077        771,980        1,228,714        413,187       (2,299,920)      1,427,083       (8,571,199)

           949,022        177,042          643,537        230,350        4,066,155       2,639,072       33,239,717
       -----------       --------       ----------      ---------      -----------      ----------     ------------
       $ 3,138,099       $949,022       $1,872,251      $ 643,537      $ 1,766,235      $4,066,155     $ 24,668,518
       ===========       ========       ==========      =========      ===========      ==========     ============


     FIDELITY(R) VIP
       INDEX 500--
      INITIAL CLASS
     ---------------
           2007
     ---------------

       $ 1,003,934
         1,779,757
                --
        (1,282,767)
       -----------

         1,500,924
       -----------

         6,888,647
          (497,038)
           (33,436)
        (3,086,650)
           251,968
           (39,749)
       -----------
         3,483,742
       -----------

               (34)
       -----------
         4,984,632
        28,255,085
       -----------
       $33,239,717
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                                         FIDELITY(R) VIP             FIDELITY(R) VIP
                                                                     INVESTMENT GRADE BOND--            MID-CAP--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  244,648         $  187,781        $      7,797
     Net realized gain (loss) on investments................         (59,076)           (37,228)         (1,403,939)
     Realized gain distribution received....................           5,278                 --           3,254,283
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (443,152)            69,653         (11,392,134)
                                                                  ----------         ----------        ------------
       Net increase (decrease) in net assets resulting from
          operations........................................        (252,302)           220,206          (9,533,993)
                                                                  ----------         ----------        ------------
  Contributions and (withdrawals):
     Payments received from policyowners....................       1,356,396          1,456,749           2,900,917
     Cost of insurance......................................        (161,399)          (107,981)           (379,578)
     Policyowners' surrenders...............................        (292,116)           (74,698)           (705,698)
     Net transfers from (to) Fixed Account..................          92,544            471,564             207,948
     Transfers between Investment Divisions.................        (258,850)           455,539          (1,443,399)
     Policyowners' death benefits...........................         (27,397)                --             (23,093)
                                                                  ----------         ----------        ------------
       Net contributions and (withdrawals)..................         709,178          2,201,173             557,097
                                                                  ----------         ----------        ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (6)               (36)                112
                                                                  ----------         ----------        ------------
          Increase (decrease) in net assets.................         456,870          2,421,343          (8,976,784)
NET ASSETS:
     Beginning of year......................................       6,517,535          4,096,192          23,353,007
                                                                  ----------         ----------        ------------
     End of year............................................      $6,974,405         $6,517,535        $ 14,376,223
                                                                  ==========         ==========        ============



                                                               FIDELITY(R) VIP
                                                                  MID-CAP--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   101,933
     Net realized gain (loss) on investments................         800,535
     Realized gain distribution received....................       1,777,300
     Change in unrealized appreciation (depreciation) on
       investments..........................................         306,951
                                                                 -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,986,719
                                                                 -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       3,276,673
     Cost of insurance......................................        (324,935)
     Policyowners' surrenders...............................        (242,736)
     Net transfers from (to) Fixed Account..................         398,908
     Transfers between Investment Divisions.................      (1,125,222)
     Policyowners' death benefits...........................         (54,252)
                                                                 -----------
       Net contributions and (withdrawals)..................       1,928,436
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (105)
                                                                 -----------
          Increase (decrease) in net assets.................       4,915,050
NET ASSETS:
     Beginning of year......................................      18,437,957
                                                                 -----------
     End of year............................................     $23,353,007
                                                                 ===========





                                                                                                       JANUS ASPEN
                                                                                                      SERIES MID CAP
                                                                           JANUS ASPEN                   GROWTH--
                                                                         SERIES FORTY--               INSTITUTIONAL
                                                                      INSTITUTIONAL SHARES                SHARES
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (20,471)        $   (1,161)       $   (13,607)
     Net realized gain (loss) on investments................         184,333             85,425             27,814
     Realized gain distribution received....................              --                 --            450,133
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,287,212)         1,684,401         (4,724,329)
                                                                 -----------         ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,123,350)         1,768,665         (4,259,989)
                                                                 -----------         ----------        -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       1,072,031          1,199,484          1,190,865
     Cost of insurance......................................         (75,578)           (45,386)          (100,232)
     Policyowners' surrenders...............................        (113,861)                --           (105,342)
     Net transfers from (to) Fixed Account..................         263,891            555,130              9,332
     Transfers between Investment Divisions.................         726,315            (33,848)         1,023,095
     Policyowners' death benefits...........................              --                 --                 --
                                                                 -----------         ----------        -----------
       Net contributions and (withdrawals)..................       1,872,798          1,675,380          2,017,718
                                                                 -----------         ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                 --                 --
                                                                 -----------         ----------        -----------
          Increase (decrease) in net assets.................      (2,250,552)         3,444,045         (2,242,271)
NET ASSETS:
     Beginning of year......................................       7,520,627          4,076,582          7,997,672
                                                                 -----------         ----------        -----------
     End of year............................................     $ 5,270,075         $7,520,627        $ 5,755,401
                                                                 ===========         ==========        ===========



                                                                 JANUS ASPEN
                                                                SERIES MID CAP
                                                                   GROWTH--
                                                                INSTITUTIONAL
                                                                    SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  (14,549)
     Net realized gain (loss) on investments................         421,233
     Realized gain distribution received....................          35,244
     Change in unrealized appreciation (depreciation) on
       investments..........................................         796,882
                                                                  ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,238,810
                                                                  ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       1,062,714
     Cost of insurance......................................         (68,279)
     Policyowners' surrenders...............................            (778)
     Net transfers from (to) Fixed Account..................          69,721
     Transfers between Investment Divisions.................         508,614
     Policyowners' death benefits...........................          (4,353)
                                                                  ----------
       Net contributions and (withdrawals)..................       1,567,639
                                                                  ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --
                                                                  ----------
          Increase (decrease) in net assets.................       2,806,449
NET ASSETS:
     Beginning of year......................................       5,191,223
                                                                  ----------
     End of year............................................      $7,997,672
                                                                  ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                                                                                       JANUS ASPEN
                                                                                                          SERIES
             FIDELITY(R) VIP              FIDELITY(R) VIP VALUE           FIDELITY(R) VIP VALUE         BALANCED--
                OVERSEAS--                      LEADERS--                      STRATEGIES--           INSTITUTIONAL
              INITIAL CLASS                   INITIAL CLASS                  SERVICE CLASS 2              SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007          2008(L)           2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $   262,527     $   391,236         $  9            $--          $     288        $    761      $   383,867
        (1,031,275)      1,413,895           (2)            --            (50,122)           (217)         112,278
         1,369,790         947,800           --             --             67,478          30,612        1,141,413

        (7,415,254)       (370,320)         (10)            --           (223,901)        (18,929)      (4,456,582)
       -----------     -----------         ----            ---          ---------        --------      -----------

        (6,814,212)      2,382,611           (3)            --           (206,257)         12,227       (2,819,024)
       -----------     -----------         ----            ---          ---------        --------      -----------

         1,782,984       2,599,856           --             --             51,982          67,634          820,504
          (226,629)       (196,993)         (12)            --             (7,744)         (5,997)        (464,510)
          (437,075)         (6,134)          --             --            (57,445)        (10,810)         (35,479)
            54,329      (2,538,698)         367             --             (1,876)         42,911          144,064
           128,235      (2,626,299)          --             --            (23,837)         71,187          199,704
            (5,971)             --           --             --                 --              --          (12,741)
       -----------     -----------         ----            ---          ---------        --------      -----------
         1,295,873      (2,768,268)         355             --            (38,920)        164,925          651,542
       -----------     -----------         ----            ---          ---------        --------      -----------



                28              --           --             --                 --              --            1,177
       -----------     -----------         ----            ---          ---------        --------      -----------
        (5,518,311)       (385,657)         352             --           (245,177)        177,152       (2,166,305)

        13,656,464      14,042,121           --             --            432,087         254,935       16,887,416
       -----------     -----------         ----            ---          ---------        --------      -----------
       $ 8,138,153     $13,656,464         $352            $--          $ 186,910        $432,087      $14,721,111
       ===========     ===========         ====            ===          =========        ========      ===========


       JANUS ASPEN
          SERIES
        BALANCED--
      INSTITUTIONAL
          SHARES
     ---------------
           2007
     ---------------

       $   310,705
            68,635
                --
         1,030,773
       -----------

         1,410,113
       -----------

           985,153
          (389,725)
           (29,244)
           547,944
         1,256,905
           (22,535)
       -----------
         2,348,498
       -----------


            (1,671)
       -----------
         3,756,940
        13,130,476
       -----------
       $16,887,416
       ===========




                                                                                                        LVIP BARON
                                                                                                          GROWTH
                                                                               LORD ABBETT            OPPORTUNITIES
               JANUS ASPEN                  LAZARD RETIREMENT                 SERIES FUND--               FUND--
        SERIES WORLDWIDE GROWTH--          INTERNATIONAL EQUITY               MID-CAP VALUE           SERVICE CLASS
           INSTITUTIONAL SHARES                 PORTFOLIO                       PORTFOLIO                 SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



        $    6,566      $    2,726     $    17,576      $   66,469     $    52,429     $     7,537     $    (9,141)
           (36,291)         20,004        (807,573)         (6,186)     (2,241,776)        345,950        (223,363)
                --              --          11,177         512,480         292,200       1,814,743         128,133

          (453,184)         58,831        (661,009)       (293,853)     (1,341,293)     (2,301,048)     (1,014,610)
        ----------      ----------     -----------      ----------     -----------     -----------     -----------

          (482,909)         81,561      (1,439,829)        278,910      (3,238,440)       (132,818)     (1,118,981)
        ----------      ----------     -----------      ----------     -----------     -----------     -----------

            56,288          72,113         552,547         506,230       1,766,353       2,876,661         350,229
           (26,093)        (25,550)        (72,711)        (47,112)       (143,054)       (218,408)        (28,658)
           (22,248)        (26,348)         (3,754)         (7,047)       (488,290)        (42,905)        (24,821)
               546          12,297          19,987          67,677         291,932      (1,349,274)           (658)
           (43,671)         56,779        (408,357)         (3,317)     (6,925,189)        362,074         (25,618)
                --              --          (6,108)             --         (22,314)           (204)             --
        ----------      ----------     -----------      ----------     -----------     -----------     -----------
           (35,178)         89,291          81,604         516,431      (5,520,562)      1,627,944         270,474
        ----------      ----------     -----------      ----------     -----------     -----------     -----------


                74             (49)              7              (3)             29              (1)             19
        ----------      ----------     -----------      ----------     -----------     -----------     -----------
          (518,013)        170,803      (1,358,218)        795,338      (8,758,973)      1,495,125        (848,488)

         1,045,841         875,038       3,086,388       2,291,050      13,567,467      12,072,342       2,829,165
        ----------      ----------     -----------      ----------     -----------     -----------     -----------
        $  527,828      $1,045,841     $ 1,728,170      $3,086,388     $ 4,808,494     $13,567,467     $ 1,980,677
        ==========      ==========     ===========      ==========     ===========     ===========     ===========


        LVIP BARON
          GROWTH
      OPPORTUNITIES
          FUND--
      SERVICE CLASS
          SHARES
     ---------------
           2007
     ---------------

        $   (6,007)
            12,671
           154,836
          (175,271)
        ----------

           (13,771)
        ----------

           785,770
           (19,565)
              (289)
         1,053,258
           164,181
                --
        ----------
         1,983,355
        ----------

                --
        ----------
         1,969,584
           859,581
        ----------
        $2,829,165
        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007

                                                                                                          MFS(R)
                                                                             MFS(R)                   NEW DISCOVERY
                                                                    INVESTORS TRUST SERIES--             SERIES--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  1,059           $  1,161           $   (33)
     Net realized gain (loss) on investments................          1,135              1,580               (61)
     Realized gain distribution received....................         12,464              1,695             1,453
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (83,554)            14,901            (4,727)
                                                                   --------           --------           -------
       Net increase (decrease) in net assets resulting from
          operations........................................        (68,896)            19,337            (3,368)
                                                                   --------           --------           -------
  Contributions and (withdrawals):
     Payments received from policyowners....................             --                 --                --
     Cost of insurance......................................         (3,500)            (3,668)             (218)
     Policyowners' surrenders...............................             --                 --                --
     Net transfers from (to) Fixed Account..................             --                 --                --
     Transfers between Investment Divisions.................             --                 --                --
     Policyowners' death benefits...........................             --                 --                --
                                                                   --------           --------           -------
       Net contributions and (withdrawals)..................         (3,500)            (3,668)             (218)
                                                                   --------           --------           -------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             24                (11)               --
                                                                   --------           --------           -------
          Increase (decrease) in net assets.................        (72,372)            15,658            (3,586)
NET ASSETS:
     Beginning of year......................................        209,704            194,046             8,660
                                                                   --------           --------           -------
     End of year............................................       $137,332           $209,704           $ 5,074
                                                                   ========           ========           =======


                                                                    MFS(R)
                                                                NEW DISCOVERY
                                                                   SERIES--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   (45)
     Net realized gain (loss) on investments................         1,100
     Realized gain distribution received....................         1,075
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (1,382)
                                                                   -------
       Net increase (decrease) in net assets resulting from
          operations........................................           748
                                                                   -------
  Contributions and (withdrawals):
     Payments received from policyowners....................            --
     Cost of insurance......................................          (178)
     Policyowners' surrenders...............................          (177)
     Net transfers from (to) Fixed Account..................        (6,825)
     Transfers between Investment Divisions.................            --
     Policyowners' death benefits...........................            --
                                                                   -------
       Net contributions and (withdrawals)..................        (7,180)
                                                                   -------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --
                                                                   -------
          Increase (decrease) in net assets.................        (6,432)
NET ASSETS:
     Beginning of year......................................        15,092
                                                                   -------
     End of year............................................       $ 8,660
                                                                   =======




                                                                                                       OPPENHEIMER
                                                                                                         CAPITAL
                                                                                                       APPRECIATION
                                                                        NEUBERGER BERMAN                 FUND/VA
                                                                          AMT PARTNERS                 NON-SERVICE
                                                                       PORTFOLIO--CLASS I                 SHARES
                                                               ----------------------------------    ---------------
                                                                   2008(F)              2007             2008(J)
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $     930             $--               $   (1)
     Net realized gain (loss) on investments................        (26,591)             --                   (3)
     Realized gain distribution received....................         53,081              --                   --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (217,672)             --                 (482)
                                                                  ---------             ---               ------
       Net increase (decrease) in net assets resulting from
          operations........................................       (190,252)             --                 (486)
                                                                  ---------             ---               ------
  Contributions and (withdrawals):
     Payments received from policyowners....................         69,852              --                   90
     Cost of insurance......................................         (3,780)             --                   (6)
     Policyowners' surrenders...............................             --              --                   --
     Net transfers from (to) Fixed Account..................         32,886              --                1,461
     Transfers between Investment Divisions.................        379,436              --                   --
     Policyowners' death benefits...........................             --              --                   --
                                                                  ---------             ---               ------
       Net contributions and (withdrawals)..................        478,394              --                1,545
                                                                  ---------             ---               ------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --              --                   --
                                                                  ---------             ---               ------
          Increase (decrease) in net assets.................        288,142              --                1,059
NET ASSETS:
     Beginning of year......................................             --              --                   --
                                                                  ---------             ---               ------
     End of year............................................      $ 288,142             $--               $1,059
                                                                  =========             ===               ======


                                                                 OPPENHEIMER
                                                                   CAPITAL
                                                                 APPRECIATION
                                                                   FUND/VA
                                                                 NON-SERVICE
                                                                    SHARES
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................         $--
     Net realized gain (loss) on investments................          --
     Realized gain distribution received....................          --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          --
                                                                     ---
       Net increase (decrease) in net assets resulting from
          operations........................................          --
                                                                     ---
  Contributions and (withdrawals):
     Payments received from policyowners....................          --
     Cost of insurance......................................          --
     Policyowners' surrenders...............................          --
     Net transfers from (to) Fixed Account..................          --
     Transfers between Investment Divisions.................          --
     Policyowners' death benefits...........................          --
                                                                     ---
       Net contributions and (withdrawals)..................          --
                                                                     ---
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --
                                                                     ---
          Increase (decrease) in net assets.................          --
NET ASSETS:
     Beginning of year......................................          --
                                                                     ---
     End of year............................................         $--
                                                                     ===




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                                                                                      MORGAN STANLEY
                                                                                                           UIF
                  MFS(R)                    MORGAN STANLEY UIF              MORGAN STANLEY UIF          U.S. REAL
            UTILITIES SERIES--           EMERGING MARKETS DEBT--        EMERGING MARKETS EQUITY--        ESTATE--
              INITIAL CLASS                      CLASS I                         CLASS I                 CLASS I
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



        $   14,524      $    4,637      $  84,391        $ 39,221      $   (29,350)     $   (2,447)    $   446,503
          (118,969)         33,446        (68,739)         (1,708)         (62,731)        252,226      (6,516,515)
           219,500          65,558         51,440          17,667        1,933,522         579,373       5,508,663

          (868,210)        130,901       (264,705)        (21,423)      (6,683,200)      1,112,724      (4,474,497)
        ----------      ----------      ---------        --------      -----------      ----------     -----------

          (753,155)        234,542       (197,613)         33,757       (4,841,759)      1,941,876      (5,035,846)
        ----------      ----------      ---------        --------      -----------      ----------     -----------

           383,178         306,964        397,135         313,235        1,294,429       1,299,856       1,167,585
           (35,744)        (19,706)       (19,480)        (10,158)         (84,980)        (62,009)       (107,965)
           (21,397)        (16,673)       (17,594)         (4,784)        (596,476)         (7,837)        (85,384)
            25,725           7,464          8,689          83,218           39,471       1,032,782          30,521
           161,529         152,490         94,244           8,667         (296,666)        920,478         198,843
                --            (171)            --              --               --            (597)        (87,884)
        ----------      ----------      ---------        --------      -----------      ----------     -----------
           513,291         430,368        462,994         390,178          355,778       3,182,673       1,115,716
        ----------      ----------      ---------        --------      -----------      ----------     -----------


                10              (8)             2              (4)              94             (99)             29
        ----------      ----------      ---------        --------      -----------      ----------     -----------
          (239,854)        664,902        265,383         423,931       (4,485,887)      5,124,450      (3,920,101)

         1,285,607         620,705        732,614         308,683        8,610,512       3,486,062      11,865,497
        ----------      ----------      ---------        --------      -----------      ----------     -----------
        $1,045,753      $1,285,607      $ 997,997        $732,614      $ 4,124,625      $8,610,512     $ 7,945,396
        ==========      ==========      =========        ========      ===========      ==========     ===========


      MORGAN STANLEY
           UIF
        U.S. REAL
         ESTATE--
         CLASS I
     ---------------
           2007
     ---------------

       $    79,613
           599,813
           939,199
        (3,980,199)
       -----------

        (2,361,574)
       -----------

         1,436,173
           (65,582)
            (7,768)
         6,361,776
           895,678
            (9,810)
       -----------
         8,610,467
       -----------

                40
       -----------
         6,248,933
         5,616,564
       -----------
       $11,865,497
       ===========




                                                  PIMCO                           PIMCO                   PIMCO
               OPPENHEIMER                    LOW DURATION--                  REAL RETURN--           TOTAL RETURN--
            CORE BOND FUND/VA                 ADMINISTRATIVE                  ADMINISTRATIVE          ADMINISTRATIVE
            NON-SERVICE SHARES                 CLASS SHARES                    CLASS SHARES            CLASS SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
         2008(K)           2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



             $   (1)       $--          $   30,923       $ 15,098       $  178,113      $  155,381     $ 1,122,464
                 (1)        --               4,343            388           (4,662)        (77,247)        277,316
                 --         --              19,005             --            8,637          11,107         553,511

               (354)        --             (66,892)        10,318         (688,624)        315,800        (827,010)
      -------------        ---          ----------       --------       ----------      ----------     -----------

               (356)        --             (12,621)        25,804         (506,536)        405,041       1,126,281
      -------------        ---          ----------       --------       ----------      ----------     -----------

                 --         --             289,340        117,390        1,063,144       1,888,903       4,861,471
                 (4)        --             (17,895)        (6,775)         (69,953)        (37,607)       (505,003)
                 --         --                (876)        (5,476)        (242,015)         (1,542)       (239,199)
              1,391         --             407,017          3,995           83,368         (77,673)        220,826
                 --         --             237,723         16,089          401,468         (10,890)        (26,519)
                 --         --                  --             --               --              --         (15,986)
      -------------        ---          ----------       --------       ----------      ----------     -----------
              1,387         --             915,309        125,223        1,236,012       1,761,191       4,295,590
      -------------        ---          ----------       --------       ----------      ----------     -----------


                 --         --                  --             --               (2)             (4)             --
      -------------        ---          ----------       --------       ----------      ----------     -----------
              1,031         --             902,688        151,027          729,474       2,166,228       5,421,871

                 --         --             415,523        264,496        4,878,359       2,712,131      24,412,513
      -------------        ---          ----------       --------       ----------      ----------     -----------
      $       1,031        $--          $1,318,211       $415,523       $5,607,833      $4,878,359     $29,834,384
      =============        ===          ==========       ========       ==========      ==========     ===========


          PIMCO
      TOTAL RETURN--
      ADMINISTRATIVE
       CLASS SHARES
     ---------------
           2007
     ---------------

       $   889,601
          (202,042)
                --
         1,114,403
       -----------

         1,801,962
       -----------

         6,305,111
          (288,552)
           (31,134)
         5,450,410
        (3,244,199)
           (16,102)
       -----------
         8,175,534
       -----------

                --
       -----------
         9,977,496
        14,435,017
       -----------
       $24,412,513
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007

                                                                                                          ROYCE
                                                                              PIMCO                     MICRO-CAP
                                                                        U.S. GOVERNMENT--              PORTFOLIO--
                                                                         ADMINISTRATIVE                 INVESTMENT
                                                                          CLASS SHARES                    CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  2,827          $   1,781         $    67,880
     Net realized gain (loss) on investments................          3,183             (5,090)           (917,955)
     Realized gain distribution received....................          1,031                 --             342,319
     Change in unrealized appreciation (depreciation) on
       investments..........................................          8,009             11,978          (1,065,009)
                                                                   --------          ---------         -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         15,050              8,669          (1,572,765)
                                                                   --------          ---------         -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         26,426              4,288             568,381
     Cost of insurance......................................         (1,746)            (1,002)            (59,439)
     Policyowners' surrenders...............................             --                 --            (618,818)
     Net transfers from (to) Fixed Account..................         21,838           (557,277)            108,259
     Transfers between Investment Divisions.................         (4,122)             8,503            (534,975)
     Policyowners' death benefits...........................             --                 --                  --
                                                                   --------          ---------         -----------
       Net contributions and (withdrawals)..................         42,396           (545,488)           (536,592)
                                                                   --------          ---------         -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --                 --                  23
                                                                   --------          ---------         -----------
          Increase (decrease) in net assets.................         57,446           (536,819)         (2,109,334)
NET ASSETS:
     Beginning of year......................................         42,581            579,400           3,706,767
                                                                   --------          ---------         -----------
     End of year............................................       $100,027          $  42,581         $ 1,597,433
                                                                   ========          =========         ===========


                                                                    ROYCE
                                                                  MICRO-CAP
                                                                 PORTFOLIO--
                                                                  INVESTMENT
                                                                    CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   42,660
     Net realized gain (loss) on investments................         105,188
     Realized gain distribution received....................         314,497
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (360,610)
                                                                  ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         101,735
                                                                  ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         518,796
     Cost of insurance......................................         (47,405)
     Policyowners' surrenders...............................         (21,233)
     Net transfers from (to) Fixed Account..................       1,001,917
     Transfers between Investment Divisions.................          36,481
     Policyowners' death benefits...........................         (10,490)
                                                                  ----------
       Net contributions and (withdrawals)..................       1,478,066
                                                                  ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (14)
                                                                  ----------
          Increase (decrease) in net assets.................       1,579,787
NET ASSETS:
     Beginning of year......................................       2,126,980
                                                                  ----------
     End of year............................................      $3,706,767
                                                                  ==========




                                                                                                      T. ROWE PRICE
                                                                          T. ROWE PRICE                LIMITED-TERM
                                                                       INTERNATIONAL STOCK                 BOND
                                                                            PORTFOLIO                   PORTFOLIO
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    26,159         $   22,745         $   71,595
     Net realized gain (loss) on investments................          (9,322)            31,394              3,022
     Realized gain distribution received....................          62,762            236,089                 --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (1,071,444)           (95,152)           (54,173)
                                                                 -----------         ----------         ----------
       Net increase (decrease) in net assets resulting
          from operations...................................        (991,845)           195,076             20,444
                                                                 -----------         ----------         ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         163,203            452,693            496,710
     Cost of insurance......................................         (49,704)           (40,341)           (41,387)
     Policyowners' surrenders...............................              --               (372)           (11,685)
     Net transfers from (to) Fixed Account..................          77,060            173,395             25,435
     Transfers between Investment Divisions.................        (322,527)            97,392           (228,706)
     Policyowners' death benefits...........................          (5,403)            (9,996)                --
                                                                 -----------         ----------         ----------
       Net contributions and (withdrawals)..................        (137,371)           672,771            240,367
                                                                 -----------         ----------         ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              74                (29)                (1)
                                                                 -----------         ----------         ----------
          Increase (decrease) in net assets.................      (1,129,142)           867,818            260,810
NET ASSETS:
     Beginning of year......................................       2,149,235          1,281,417          1,725,156
                                                                 -----------         ----------         ----------
     End of year............................................     $ 1,020,093         $2,149,235         $1,985,966
                                                                 ===========         ==========         ==========


                                                                T. ROWE PRICE
                                                                 LIMITED-TERM
                                                                     BOND
                                                                  PORTFOLIO
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   46,563
     Net realized gain (loss) on investments................           3,436
     Realized gain distribution received....................              --
     Change in unrealized appreciation (depreciation)
       on investments.......................................          11,238
                                                                  ----------
       Net increase (decrease) in net assets resulting
          from operations...................................          61,237
                                                                  ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         485,864
     Cost of insurance......................................         (20,762)
     Policyowners' surrenders...............................         (15,507)
     Net transfers from (to) Fixed Account..................        (131,317)
     Transfers between Investment Divisions.................         376,930
     Policyowners' death benefits...........................          (4,859)
                                                                  ----------
       Net contributions and (withdrawals)..................         690,349
                                                                  ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (3)
                                                                  ----------
          Increase (decrease) in net assets.................         751,583
NET ASSETS:
     Beginning of year......................................         973,573
                                                                  ----------
     End of year............................................      $1,725,156
                                                                  ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                  ROYCE                       T. ROWE PRICE                   T. ROWE PRICE           T. ROWE PRICE
          SMALL-CAP PORTFOLIO--              BLUE CHIP GROWTH                 EQUITY INCOME             INDEX 500
             INVESTMENT CLASS                   PORTFOLIO                       PORTFOLIO               PORTFOLIO
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    22,818      $  (10,004)    $   (25,812)    $     1,975     $   403,120     $   279,121      $   7,540
          (121,866)         12,775         114,866         650,304        (776,490)        671,166         (1,777)
           529,057         171,318              --              --         623,061       1,310,707             --

        (1,538,706)       (341,247)     (4,233,587)        231,054      (9,145,946)     (1,931,299)      (210,565)
       -----------      ----------     -----------     -----------     -----------     -----------      ---------

        (1,108,697)       (167,158)     (4,144,533)        883,333      (8,896,255)        329,695       (204,802)
       -----------      ----------     -----------     -----------     -----------     -----------      ---------

           600,051         601,929       1,648,741       1,327,964       4,990,738       5,247,415        119,176
           (68,510)        (35,957)       (198,577)       (160,190)       (390,238)       (329,326)       (17,683)
          (404,009)        (19,175)        (27,303)        (20,427)       (973,248)       (112,180)        (5,798)
           139,130         957,055          30,029      (1,113,465)        310,636         574,090         40,178
         2,132,357         914,456         (80,764)        605,350      (2,652,576)      2,806,604            260
                --            (284)        (12,504)         (9,074)        (32,456)        (50,161)            --
       -----------      ----------     -----------     -----------     -----------     -----------      ---------
         2,399,019       2,418,024       1,359,622         630,158       1,252,856       8,136,442        136,133
       -----------      ----------     -----------     -----------     -----------     -----------      ---------


                --              --              --              (3)            395             (61)            --
       -----------      ----------     -----------     -----------     -----------     -----------      ---------
         1,290,322       2,250,866      (2,784,911)      1,513,488      (7,643,004)      8,466,076        (68,669)

         3,796,572       1,545,706       8,876,726       7,363,238      23,688,006      15,221,930        441,795
       -----------      ----------     -----------     -----------     -----------     -----------      ---------
       $ 5,086,894      $3,796,572     $ 6,091,815     $ 8,876,726     $16,045,002     $23,688,006      $ 373,126
       ===========      ==========     ===========     ===========     ===========     ===========      =========


      T. ROWE PRICE
        INDEX 500
        PORTFOLIO
     ---------------
           2007
     ---------------

         $  4,570
            3,508
               --
            8,346
         --------

           16,424
         --------

           19,458
           (9,669)
           (7,638)
               --
           75,886
               --
         --------
           78,037
         --------

               --
         --------
           94,461
          347,334
         --------
         $441,795
         ========




                                                                                                         VAN ECK
                                                                                 VAN ECK                WORLDWIDE
              T. ROWE PRICE                   T. ROWE PRICE                     WORLDWIDE             HARD ASSETS--
            NEW AMERICA GROWTH              PERSONAL STRATEGY               ABSOLUTE RETURN--         INITIAL CLASS
                PORTFOLIO                   BALANCED PORTFOLIO             INITIAL CLASS SHARES           SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007          2008(I)
     ---------------------------------------------------------------------------------------------------------------



       $   (11,047)     $   (6,497)    $   316,174     $    234,324      $ (1,107)       $    527        $    (74)
           (54,738)         82,639        (437,328)       1,427,317             6             620         (25,670)
           120,456         219,632          80,023        1,242,621         9,188           6,351              --

        (1,196,498)       (110,880)     (5,204,862)      (1,682,804)      (52,757)            361          (5,936)
       -----------      ----------     -----------     ------------      --------        --------        --------

        (1,141,827)        184,894      (5,245,993)       1,221,458       (44,670)          7,859         (31,680)
       -----------      ----------     -----------     ------------      --------        --------        --------


           485,666         305,585       2,468,936        2,448,321        31,324          41,155             222
           (44,888)        (23,052)       (265,355)        (190,657)       (2,483)         (1,966)           (882)
          (294,029)           (104)       (169,765)         (54,215)           --            (812)             --
               145        (292,968)         69,494      (10,002,331)        8,896          16,283          21,874
           (21,733)      1,434,944       6,110,667          669,474            --              --          26,392
            (9,351)         (3,394)        (99,267)              --        (3,820)             --              --
       -----------      ----------     -----------     ------------      --------        --------        --------
           115,810       1,421,011       8,114,710       (7,129,408)       33,917          54,660          47,606
       -----------      ----------     -----------     ------------      --------        --------        --------


                 4             (22)             --               --            --              --              --
       -----------      ----------     -----------     ------------      --------        --------        --------
        (1,026,013)      1,605,883       2,868,717       (5,907,950)      (10,753)         62,519          15,926

         2,912,258       1,306,375      13,558,482       19,466,432       306,411         243,892              --
       -----------      ----------     -----------     ------------      --------        --------        --------
       $ 1,886,245      $2,912,258     $16,427,199     $ 13,558,482      $295,658        $306,411        $ 15,926
       ===========      ==========     ===========     ============      ========        ========        ========


         VAN ECK
        WORLDWIDE
      HARD ASSETS--
      INITIAL CLASS
          SHARES
     ---------------
           2007
     ---------------

           $--
            --
            --
            --
           ---

            --
           ---


            --
            --
            --
            --
            --
            --
           ---
            --
           ---

            --
           ---
            --
            --
           ---
           $--
           ===





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                            VAN ECK WIT
                                                             WORLDWIDE
                                                            BOND FUND--
                                                       INITIAL CLASS SHARES
                                                ----------------------------------
                                                      2008             2007(E)
                                                ----------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).............       $    9              $ --
     Net realized gain (loss) on investments..          (11)               --
     Realized gain distribution received......           --                --
     Change in unrealized appreciation
       (depreciation) on
       investments............................          233                 4
                                                     ------              ----
       Net increase (decrease) in net assets
          resulting from
          operations..........................          231                 4
                                                     ------              ----
  Contributions and (withdrawals):
     Payments received from policyowners......          416                --
     Cost of insurance........................         (139)               (3)
     Policyowners' surrenders.................           --                --
     Net transfers from (to) Fixed Account....        2,916               141
     Transfers between Investment Divisions...           --                --
     Policyowners' death benefits.............           --                --
                                                     ------              ----
       Net contributions and (withdrawals)....        3,193               138
                                                     ------              ----
     Increase (decrease) attributable to New
       York Life Insurance
       and Annuity Corporation charges
       retained by the Separate
       Account................................           --                --
                                                     ------              ----
          Increase (decrease) in net assets...        3,424               142
NET ASSETS:
     Beginning of year........................          142                --
                                                     ------              ----
     End of year..............................       $3,566              $142
                                                     ======              ====




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through December 2008.
(g) For the period March 2008 (Commencement of Investments) through December
    2008.
(h) For the period May 2008 (Commencement of Investments) through December 2008.
(i) For the period July 2008 (Commencement of Investments) through December
    2008.
(j) For the period August 2008 (Commencement of Investments) through December 2008.
(k) For the period October 2008 (Commencement of Investments) through December 2008.
(l) For the period November 2008 (Commencement of Investments) through December 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies"), CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"), CorpExec VUL V policies (CESVUL5), and CorpExec VUL VI ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series, the Calvert Variable Series, Inc., Davis Variable Account Fund, Inc., Delaware VIP Trust, Dreyfus Investment Portfolios, DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Freedom Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM") is a wholly-owned subsidiary of NYLIM Holdings and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, and Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Advisors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(1)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
AIM V.I. Global Real Estate Fund--Series I Shares
AIM V.I. International Growth Fund--Series I Shares
Alger American Capital Appreciation Portfolio--Class O Shares(2) Alger American SmallCap Growth Portfolio--Class O Shares(3)
Alger American SmallCap and MidCap Growth--Class O Shares AllianceBernstein VPS International Value Portfolio--Class A Shares AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares American Century(R) VP Value--Class II
American Funds Asset Allocation Fund--Class 2 Shares
American Funds Global Small Capitalization--Class 2 Shares
American Funds Growth Fund--Class 2 Shares
American Funds Growth-Income Fund--Class 2 Shares
American Funds International Fund--Class 2 Shares
CVS Calvert Social Balanced Portfolio
Davis Value Portfolio
Delaware VIP International Value Equity Series--Standard Class Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
DWS Dreman Small Mid Cap Value VIP--Class A Shares
DWS Global Opportunities VIP--Class A Shares
DWS Small Cap Index VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2020 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2030 Portfolio--Initial Shares
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Leaders--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Forty--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund--Mid-Cap Value Portfolio
LVIP Baron Growth Opportunities Fund--Service Class Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class
MFS(R) Values Series--Initial Class
Morgan Stanley UIF Emerging Markets Debt--Class I
Morgan Stanley UIF Emerging Markets Equity--Class I
Morgan Stanley UIF U.S. Mid-Cap Value--Class I
Morgan Stanley UIF U.S. Real Estate--Class I
Neuberger Berman AMT Partners Portfolio--Class I
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares
Oppenheimer Core Bond Fund/VA Non-Service Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
PIMCO U.S. Government--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Van Eck Worldwide Absolute Return--Initial Class Shares
Van Eck Worldwide Hard Assets--Initial Class Shares
Van Eck WIT Worldwide Bond Fund--Initial Class Shares

Not all Investment Divisions are available on all policies. No new investments may be added to the MainStay VP Large Cap Growth, MainStay VP Total Return, Alger American Capital Appreciation Portfolio--Class O Shares, Alger American SmallCap Portfolios--Class O Shares, CVS Calvert Social Balanced Portfolio, Dreyfus VIF Developing Leaders--Initial Shares, MFS(R) Investors Trust Series--Initial Class and MFS(R) New Discovery Series--Initial Class.

     All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     At the close of the financial reporting period, there have been no investments in the following investment divisions: MFS(R) Values Series--Initial Class and Morgan Stanley UIF U.S. Mid-Cap Value--Class I.

     Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to

--------------------------------------------------------------------------------


maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(2) Formerly Alger American Leveraged AllCap--Class O Shares

(3) Formerly Alger American Small Capitalization--Class O Shares

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2008, the investments of CSVUL Separate Account-I are as follows:





                                              MAINSTAY VP                         MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                              BOND--        APPRECIATION--         CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          187                453           196,846             5,725

Identified cost........       $2,567            $10,584          $196,848          $102,981







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         5,763              501              6,569             6,434

Identified cost........       $67,177           $6,493            $67,354          $169,876



Investment activity for the year ended December 31, 2008, was as follows:





                                              MAINSTAY VP                         MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                              BOND--        APPRECIATION--         CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $1,402            $ 8,825          $115,149           $15,207

Proceeds from sales....          516             14,224            52,831             1,905







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $16,533           $4,311            $9,502            $25,105

Proceeds from sales....        11,517            5,801               724             18,415



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        FLOATING         MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--        RATE--         GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


             69                55                171              1,585            13,710             4,508               9

           $769              $511             $1,890            $15,290          $185,848           $65,336             $98






                                                                                                     ALGER             ALGER
                                                               AIM V.I.          AIM V.I.          AMERICAN          AMERICAN
        MAINSTAY VP                                           GLOBAL REAL      INTERNATIONAL        CAPITAL          SMALLCAP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP      ESTATE FUND--     GROWTH FUND--     APPRECIATION         GROWTH
         GROWTH--       TOTAL RETURN--        VALUE--          SERIES I          SERIES I         PORTFOLIO--       PORTFOLIO--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES        CLASS O SHARES    CLASS O SHARES
      --------------------------------------------------------------------------------------------------------------------------


             500               514               --                 78               173               --                 46

          $4,008            $8,386              $--             $1,295            $5,321              $15             $1,420








                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        FLOATING         MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--        RATE--         GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           $233              $277              $734             $8,161           $192,546           $18,787             $--

              8               245               196              7,572              5,399            15,740               8






                                                                                                     ALGER             ALGER
                                                               AIM V.I.          AIM V.I.          AMERICAN          AMERICAN
        MAINSTAY VP                                           GLOBAL REAL      INTERNATIONAL        CAPITAL          SMALLCAP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP      ESTATE FUND--     GROWTH FUND--     APPRECIATION         GROWTH
         GROWTH--       TOTAL RETURN--        VALUE--          SERIES I          SERIES I         PORTFOLIO--       PORTFOLIO--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES        CLASS O SHARES    CLASS O SHARES
      --------------------------------------------------------------------------------------------------------------------------


          $1,700            $3,644           $ 40,403            $773             $2,026              $--              $ 28

           1,968             6,186            186,603             381                827               16               442

--------------------------------------------------------------------------------








                                             ALLIANCEBERN-     ALLIANCEBERN-
                               ALGER             STEIN             STEIN
                             AMERICAN             VPS          VPS SMALL/MID
                             SMALLCAP        INTERNATIONAL          CAP            AMERICAN
                            AND MIDCAP           VALUE             VALUE         CENTURY(R) VP
                             GROWTH--         PORTFOLIO--       PORTFOLIO--         VALUE--
                          CLASS O SHARES    CLASS A SHARES    CLASS A SHARES       CLASS II
                          --------------------------------------------------------------------


Number of shares.......          1                  73               12               116

Identified cost........         $8              $1,035             $169              $777






                           DELAWARE VIP
                           INTERNATIONAL      DREYFUS IP        DREYFUS VIF       DWS DREMAN
                           VALUE EQUITY       TECHNOLOGY        DEVELOPING       SMALL MID CAP
                             SERIES--          GROWTH--          LEADERS--        VALUE VIP--
                          STANDARD CLASS    INITIAL SHARES    INITIAL SHARES    CLASS A SHARES
                          --------------------------------------------------------------------


Number of shares.......          --                83                 1                109

Identified cost........         $--              $739               $22             $1,680









                                             ALLIANCEBERN-     ALLIANCEBERN-
                               ALGER             STEIN             STEIN
                             AMERICAN             VPS          VPS SMALL/MID
                             SMALLCAP        INTERNATIONAL          CAP            AMERICAN
                            AND MIDCAP           VALUE             VALUE         CENTURY(R) VP
                             GROWTH--         PORTFOLIO--       PORTFOLIO--         VALUE--
                          CLASS O SHARES    CLASS A SHARES    CLASS A SHARES       CLASS II
                          --------------------------------------------------------------------


Purchases..............         $ 8             $1,736             $173              $415

Proceeds from sales....          --                616                3               597






                           DELAWARE VIP
                           INTERNATIONAL      DREYFUS IP        DREYFUS VIF       DWS DREMAN
                           VALUE EQUITY       TECHNOLOGY        DEVELOPING       SMALL MID CAP
                             SERIES--          GROWTH--          LEADERS--        VALUE VIP--
                          STANDARD CLASS    INITIAL SHARES    INITIAL SHARES    CLASS A SHARES
                          --------------------------------------------------------------------


Purchases..............        $ 87              $215               $1               $545

Proceeds from sales....         260                49                1                 57



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







      AMERICAN FUNDS                                             AMERICAN          AMERICAN
           ASSET         AMERICAN FUNDS        AMERICAN            FUNDS             FUNDS
        ALLOCATION        GLOBAL SMALL           FUNDS         GROWTH-INCOME     INTERNATIONAL       CVS CALVERT
          FUND--        CAPITALIZATION--     GROWTH FUND--        FUND--            FUND--             SOCIAL
      CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES        BALANCED
      ------------------------------------------------------------------------------------------------------------


             11                 15                  35                2                334                 8

           $174               $263              $2,077              $73             $6,327               $16





         DAVIS VALUE
          PORTFOLIO
      ----------------


              129

           $1,641







                                              FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
        DWS GLOBAL             DWS                VIP               VIP               VIP          FIDELITY(R) VIP
       OPPORTUNITIES     SMALL CAP INDEX        CONTRA-           EQUITY-        FREEDOM 2010       FREEDOM 2020
           VIP--              VIP--            FUND(R)--         INCOME--         PORTFOLIO--        PORTFOLIO--
      CLASS A SHARES     CLASS A SHARES      INITIAL CLASS     INITIAL CLASS    INITIAL SHARES     INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------


              1                1,105              1,165              347               127                407

            $17              $14,374            $32,045           $8,336            $1,397             $4,469



       FIDELITY(R) VIP
        FREEDOM 2030
         PORTFOLIO--
       INITIAL SHARES
      ----------------


              263

           $2,825








      AMERICAN FUNDS                                             AMERICAN          AMERICAN
           ASSET         AMERICAN FUNDS        AMERICAN            FUNDS             FUNDS
        ALLOCATION        GLOBAL SMALL           FUNDS         GROWTH-INCOME     INTERNATIONAL       CVS CALVERT
          FUND--        CAPITALIZATION--     GROWTH FUND--        FUND--            FUND--             SOCIAL
      CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES        BALANCED
      ------------------------------------------------------------------------------------------------------------


           $267               $549              $1,231              $45             $7,953               $ 1

            189                343                 430                6              2,283                --





         DAVIS VALUE
          PORTFOLIO
      ----------------


           $1,102

            1,011







                                              FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
        DWS GLOBAL             DWS                VIP               VIP               VIP          FIDELITY(R) VIP
       OPPORTUNITIES     SMALL CAP INDEX        CONTRA-           EQUITY-        FREEDOM 2010       FREEDOM 2020
           VIP--              VIP--            FUND(R)--         INCOME--         PORTFOLIO--        PORTFOLIO--
      CLASS A SHARES     CLASS A SHARES      INITIAL CLASS     INITIAL CLASS    INITIAL SHARES     INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------


            $17              $10,056            $14,075           $1,667            $1,167             $3,933

             --                8,250              4,046            2,420               118                381



       FIDELITY(R) VIP
        FREEDOM 2030
         PORTFOLIO--
       INITIAL SHARES
      ----------------


           $2,253

               57

--------------------------------------------------------------------------------








                                                                FIDELITY(R)
                            FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)
                                VIP               VIP           INVESTMENT            VIP
                             GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......           76                248              590                780

Identified cost........       $2,744            $37,069           $7,319            $23,953







                              LAZARD          LORD ABBETT       LVIP BARON
                            RETIREMENT       SERIES FUND--        GROWTH            MFS(R)
                           INTERNATIONAL        MID-CAP        OPPORTUNITIES       INVESTORS
                              EQUITY             VALUE         FUND--SERVICE    TRUST SERIES--
                             PORTFOLIO         PORTFOLIO       CLASS SHARES      INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          210               459               114                9

Identified cost........       $2,615            $8,277            $3,110             $153









                                                                FIDELITY(R)
                            FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)
                                VIP               VIP           INVESTMENT            VIP
                             GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............        $395             $10,021           $2,174            $8,676

Proceeds from sales....         866               3,402            1,209             4,861







                              LAZARD          LORD ABBETT       LVIP BARON
                            RETIREMENT       SERIES FUND--        GROWTH            MFS(R)
                           INTERNATIONAL        MID-CAP        OPPORTUNITIES       INVESTORS
                              EQUITY             VALUE         FUND--SERVICE    TRUST SERIES--
                             PORTFOLIO         PORTFOLIO       CLASS SHARES      INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $1,299            $3,378            $1,312              $14

Proceeds from sales....        1,189             8,534               926                4



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                              FIDELITY(R)                                            JANUS ASPEN
                                                  VIP           JANUS ASPEN                            SERIES
        FIDELITY(R)      FIDELITY(R) VIP         VALUE            SERIES          JANUS ASPEN          MID CAP
            VIP               VALUE          STRATEGIES--       BALANCED--      SERIES FORTY--        GROWTH--
        OVERSEAS--          LEADERS--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL      INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS            2              SHARES            SHARES             SHARES
      ------------------------------------------------------------------------------------------------------------


              669               --                 38                 643              229                271

          $14,298              $--               $420             $16,435           $7,627             $9,085

         JANUS ASPEN
           SERIES
          WORLDWIDE
          GROWTH--
        INSTITUTIONAL
           SHARES
      ----------------


              27

            $807




                                                                                                      NEUBERGER
                                                              MORGAN STANLEY                           BERMAN
          MFS(R)             MFS(R)         MORGAN STANLEY     UIF EMERGING     MORGAN STANLEY           AMT
       NEW DISCOVERY        UTILITIES        UIF EMERGING         MARKETS        UIF U.S. REAL        PARTNERS
         SERIES--           SERIES--        MARKETS DEBT--       EQUITY--          ESTATE--          PORTFOLIO--
       INITIAL CLASS      INITIAL CLASS         CLASS I           CLASS I           CLASS I            CLASS I
      ------------------------------------------------------------------------------------------------------------


             1                   57                154               538                970               41

            $9               $1,700             $1,276            $8,642            $15,450             $506

         OPPENHEIMER
           CAPITAL
        APPRECIATION
           FUND/VA
         NON-SERVICE
           SHARES
      ----------------


              --

             $ 2








                                              FIDELITY(R)                                            JANUS ASPEN
                                                  VIP           JANUS ASPEN                            SERIES
        FIDELITY(R)      FIDELITY(R) VIP         VALUE            SERIES          JANUS ASPEN          MID CAP
            VIP               VALUE          STRATEGIES--       BALANCED--      SERIES FORTY--        GROWTH--
        OVERSEAS--          LEADERS--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL      INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS            2              SHARES            SHARES             SHARES
      ------------------------------------------------------------------------------------------------------------


          $5,490               $--               $145             $3,211            $3,304             $4,052

           2,560                --                116              1,055             1,453              1,598

         JANUS ASPEN
           SERIES
          WORLDWIDE
          GROWTH--
        INSTITUTIONAL
           SHARES
      ----------------


            $122

             150




                                                                                                      NEUBERGER
                                                              MORGAN STANLEY                           BERMAN
          MFS(R)             MFS(R)         MORGAN STANLEY     UIF EMERGING     MORGAN STANLEY           AMT
       NEW DISCOVERY        UTILITIES        UIF EMERGING         MARKETS        UIF U.S. REAL        PARTNERS
         SERIES--           SERIES--        MARKETS DEBT--       EQUITY--          ESTATE--          PORTFOLIO--
       INITIAL CLASS      INITIAL CLASS         CLASS I           CLASS I           CLASS I            CLASS I
      ------------------------------------------------------------------------------------------------------------


            $ 1              $1,100              $921             $4,749            $12,095             $614

             --                 353               322              2,490              5,005               82

         OPPENHEIMER
           CAPITAL
        APPRECIATION
           FUND/VA
         NON-SERVICE
           SHARES
      ----------------


             $ 2

              --

--------------------------------------------------------------------------------






                            OPPENHEIMER
                               CORE              PIMCO
                               BOND               LOW              PIMCO             PIMCO
                              FUND/VA         DURATION--       REAL RETURN--    TOTAL RETURN--
                            NON-SERVICE     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                              SHARES         CLASS SHARES      CLASS SHARES      CLASS SHARES
                          --------------------------------------------------------------------


Number of shares.......          --                136               497              2,882

Identified cost........         $ 1             $1,369            $6,108            $29,624






                                                                                    VAN ECK
                                                               T. ROWE PRICE       WORLDWIDE
                                             T. ROWE PRICE       PERSONAL          ABSOLUTE
                           T. ROWE PRICE      NEW AMERICA        STRATEGY          RETURN--
                           LIMITED-TERM         GROWTH           BALANCED        INITIAL CLASS
                          BOND PORTFOLIO       PORTFOLIO         PORTFOLIO          SHARES
                          --------------------------------------------------------------------


Number of shares.......          411               148              1,293              33

Identified cost........       $2,018            $3,129            $22,518            $342







                            OPPENHEIMER
                               CORE              PIMCO
                               BOND               LOW              PIMCO             PIMCO
                              FUND/VA         DURATION--       REAL RETURN--    TOTAL RETURN--
                            NON-SERVICE     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                              SHARES         CLASS SHARES      CLASS SHARES      CLASS SHARES
                          --------------------------------------------------------------------


Purchases..............         $ 1             $1,282            $2,619            $12,950

Proceeds from sales....          --                321             1,191              7,002






                                                                                    VAN ECK
                                                               T. ROWE PRICE       WORLDWIDE
                                             T. ROWE PRICE       PERSONAL          ABSOLUTE
                           T. ROWE PRICE      NEW AMERICA        STRATEGY          RETURN--
                           LIMITED-TERM         GROWTH           BALANCED        INITIAL CLASS
                          BOND PORTFOLIO       PORTFOLIO         PORTFOLIO          SHARES
                          --------------------------------------------------------------------


Purchases..............        $920             $1,154            $11,583             $50

Proceeds from sales....         609                929              3,072               4



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






           PIMCO              ROYCE              ROYCE
           U.S.             MICRO-CAP          SMALL-CAP       T. ROWE PRICE
       GOVERNMENT--        PORTFOLIO--        PORTFOLIO--        BLUE CHIP       T. ROWE PRICE      T. ROWE PRICE
      ADMINISTRATIVE       INVESTMENT         INVESTMENT          GROWTH         EQUITY INCOME        INDEX 500
       CLASS SHARES           CLASS              CLASS           PORTFOLIO         PORTFOLIO          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


              8                 265                792               898              1,120               55

            $89              $2,898             $6,901            $9,338            $25,779             $564




        T. ROWE PRICE
        INTERNATIONAL
       STOCK PORTFOLIO
      ----------------


              124

           $1,979




          VAN ECK
         WORLDWIDE         VAN ECK WIT
           HARD          WORLDWIDE BOND
         ASSETS--            FUND--
       INITIAL CLASS      INITIAL CLASS
          SHARES             SHARES
      ----------------------------------


              1                 --

            $22                $ 3











           PIMCO              ROYCE              ROYCE
           U.S.             MICRO-CAP          SMALL-CAP       T. ROWE PRICE
       GOVERNMENT--        PORTFOLIO--        PORTFOLIO--        BLUE CHIP       T. ROWE PRICE      T. ROWE PRICE
      ADMINISTRATIVE       INVESTMENT         INVESTMENT          GROWTH         EQUITY INCOME        INDEX 500
       CLASS SHARES           CLASS              CLASS           PORTFOLIO         PORTFOLIO          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


            $84              $1,480             $3,775            $3,571            $7,852              $167

             38               1,608                824             2,238             5,553                23




        T. ROWE PRICE
        INTERNATIONAL
       STOCK PORTFOLIO
      ----------------


            $403

             453




          VAN ECK
         WORLDWIDE         VAN ECK WIT
           HARD          WORLDWIDE BOND
         ASSETS--            FUND--
       INITIAL CLASS      INITIAL CLASS
          SHARES             SHARES
      ----------------------------------


            $78                $ 3

             31                 --





NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3, CESVUL4 and CESVUL5 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

     On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL3 and CESVUL4 policies, we deduct 2.00% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL5 policies, we deduct 2.00% and 1.25% from each premium paid in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year.
(2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, $5.00 for CESVUL2 and $0 in year one and $5.00 in years two and beyond for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

     On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

     On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CESVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2008 and December 31, 2007 were as follows:




                                                   MAINSTAY VP
                             MAINSTAY VP             CAPITAL             MAINSTAY VP
                               BOND--            APPRECIATION--             CASH
                            INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                         ------------------    ------------------    ------------------
                           2008       2007       2008       2007       2008       2007
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........     --         --         104         --       5,243      1,714
Units redeemed.........     --        (70)         (8)      (790)       (186)    (2,166)
                            --        ---        ----       ----     -------    -------
  Net increase
     (decrease)........     --        (70)         96       (790)      5,057       (452)
                            ==        ===        ====       ====     =======    =======

SERIES II POLICIES
Units issued...........     --         --          --         --         330        481
Units redeemed.........     --         --          --         --        (288)      (405)
                            --        ---        ----       ----     -------    -------
  Net increase
     (decrease)........     --         --          --         --          42         76
                            ==        ===        ====       ====     =======    =======

SERIES III POLICIES
Units issued...........     73         44           1        229      55,419     83,797
Units redeemed.........     (5)        (7)       (681)        (5)    (10,375)   (16,009)
                            --        ---        ----       ----     -------    -------
  Net increase
     (decrease)........     68         37        (680)       224      45,044     67,788
                            ==        ===        ====       ====     =======    =======







                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                             HIGH YIELD            ICAP SELECT            INCOME &
                          CORPORATE BOND--          EQUITY--              GROWTH--
                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                         ------------------    ------------------    ------------------
                           2008       2007       2008       2007       2008       2007
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........       1         2         171         1         --         --
Units redeemed.........      (3)       (1)        (20)       (1)        --         --
                           ----       ---       -----       ---         --        ---
  Net increase
     (decrease)........      (2)        1         151        --         --         --
                           ====       ===       =====       ===         ==        ===

SERIES II POLICIES
Units issued...........      --         3       9,675        --         --         --
Units redeemed.........      (7)       --         (55)       --         --         --
                           ----       ---       -----       ---         --        ---
  Net increase
     (decrease)........      (7)        3       9,620        --         --         --
                           ====       ===       =====       ===         ==        ===

SERIES III POLICIES
Units issued...........     139       679       1,613        --         --         --
Units redeemed.........    (200)       (7)         (6)      (13)        --        (74)
                           ----       ---       -----       ---         --        ---
  Net increase
     (decrease)........     (61)      672       1,607       (13)        --        (74)
                           ====       ===       =====       ===         ==        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
        COMMON STOCK--         CONVERTIBLE--        FLOATING RATE--        GOVERNMENT--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008     2007(G)      2008       2007
      ------------------------------------------------------------------------------------


         44          5         --         --         --         --         --           --
         (8)        (6)        --         --         --         --         (2)          --
        ---        ---         --         --        ---        ---         --           --
         36         (1)        --         --         --         --         (2)          --
        ===        ===         ==         ==        ===        ===         ==           ==


          2          1          2          1         --          8         --           --
        (61)       (30)        --         --         (8)        --         --           --
        ---        ---         --         --        ---        ---         --           --
        (59)       (29)         2          1         (8)         8         --           --
        ===        ===         ==         ==        ===        ===         ==           ==


         19         51          8         12         21         24         45           74
        (34)        (1)        --         (4)       (15)       (18)        (3)          (1)
        ---        ---         --         --        ---        ---         --           --
        (15)        50          8          8          6          6         42           73
        ===        ===         ==         ==        ===        ===         ==           ==







          MAINSTAY VP
         INTERNATIONAL          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           EQUITY--         LARGE CAP GROWTH--      MID CAP CORE--       MID CAP GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008     2007(G)
      ------------------------------------------------------------------------------------


           2           2       --         --         --         --          --          --
        (164)     (1,392)      (1)        (1)        --         --          --          --
        ----      ------       --         --        ---        ---        ----        ----
        (162)     (1,390)      (1)        (1)        --         --          --          --
        ====      ======       ==         ==        ===        ===        ====        ====


           4           8       --         --         --         --          --          16
         (19)         (7)      --         (6)       (19)       (11)        (16)         --
        ----      ------       --         --        ---        ---        ----        ----
         (15)          1       --         (6)       (19)       (11)        (16)         16
        ====      ======       ==         ==        ===        ===        ====        ====


         143         307       --         --         20        135          43          86
        (265)        (15)      --         (1)       (85)       (61)       (279)       (119)
        ----      ------       --         --        ---        ---        ----        ----
        (122)        292       --         (1)       (65)        74        (236)        (33)
        ====      ======       ==         ==        ===        ===        ====        ====


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                            MID CAP VALUE--       S&P 500 INDEX--     SMALL CAP GROWTH--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --          51      1,710        --         --
Units redeemed.........      --         --        (501)      (343)       --         --
                            ---        ---        ----      -----       ---         --
  Net increase
     (decrease)........      --         --        (450)     1,367        --         --
                            ===        ===        ====      =====       ===         ==

SERIES II POLICIES
Units issued...........      --         --           2          3        --         --
Units redeemed.........     (42)       (24)         --         --        --         --
                            ---        ---        ----      -----       ---         --
  Net increase
     (decrease)........     (42)       (24)          2          3        --         --
                            ===        ===        ====      =====       ===         ==

SERIES III POLICIES
Units issued...........      17         23         938        109         2         12
Units redeemed.........      (1)        --         (29)       (95)      (62)        (6)
                            ---        ---        ----      -----       ---         --
  Net increase
     (decrease)........      16         23         909         14       (60)         6
                            ===        ===        ====      =====       ===         ==







                            ALGER AMERICAN
                                CAPITAL           ALGER AMERICAN              ALGER AMERICAN
                             APPRECIATION         SMALLCAP GROWTH              SMALLCAP AND
                              PORTFOLIO--           PORTFOLIO--              MIDCAP GROWTH--
                            CLASS O SHARES        CLASS O SHARES              CLASS O SHARES
                          ------------------    ------------------           ---------------
                            2008       2007       2008       2007                2008(H)
                          ------------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --                    --
Units redeemed.........      --         --         (2)        --                    --
                             --         --        ---        ---                    --
  Net increase
     (decrease)........      --         --         (2)        --                    --
                             ==         ==        ===        ===                    ==

SERIES II POLICIES
Units issued...........      --         --         --         --                    --
Units redeemed.........      --         --         --         --                    --
                             --         --        ---        ---                    --
  Net increase
     (decrease)........      --         --         --         --                    --
                             ==         ==        ===        ===                    ==

SERIES III POLICIES
Units issued...........      --         --         --         21                     1
Units redeemed.........      (2)        (7)       (43)       (23)                   --
                             --         --        ---        ---                    --
  Net increase
     (decrease)........      (2)        (7)       (43)        (2)                    1
                             ==         ==        ===        ===                    ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                       AIM V.I.              AIM V.I.
          MAINSTAY VP           MAINSTAY VP           GLOBAL REAL          INTERNATIONAL
        TOTAL RETURN--            VALUE--            ESTATE FUND--         GROWTH FUND--
         INITIAL CLASS         INITIAL CLASS        SERIES I SHARES       SERIES I SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          --       831           --       77         --          --        --         --
        (422)      (13)        (331)      (5)        --          --        --         --
        ----       ---       ------      ---        ---        ----       ---        ---
        (422)      818         (331)      72         --          --        --         --
        ====       ===       ======      ===        ===        ====       ===        ===


          --        --           --       --         10           2        --         --
          --        --       (8,610)     (42)        --          (7)       --         --
        ----       ---       ------      ---        ---        ----       ---        ---
          --        --       (8,610)     (42)        10          (5)       --         --
        ====       ===       ======      ===        ===        ====       ===        ===


          --        --            1      103         27          58       103        335
          --        --       (1,031)     (33)       (28)       (401)      (22)        (1)
        ----       ---       ------      ---        ---        ----       ---        ---
          --        --       (1,030)      70         (1)       (343)       81        334
        ====       ===       ======      ===        ===        ====       ===        ===








       ALLIANCEBERNSTEIN
              VPS            ALLIANCEBERNSTEIN         AMERICAN           AMERICAN FUNDS
         INTERNATIONAL       VPS SMALL/MIDCAP         CENTURY(R)         ASSET ALLOCATION
       VALUE PORTFOLIO--     VALUE PORTFOLIO--        VP VALUE--              FUND--
        CLASS A SHARES        CLASS A SHARES           CLASS II           CLASS 2 SHARES
      ------------------    ------------------    ------------------    ------------------
        2008     2007(E)    2008(I)      2007       2008       2007       2008     2007(A)
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --           --
         --         --         --         --         --         --         --           --
        ---         --         --         --        ---         --        ---           --
         --         --         --         --         --         --         --           --
        ===         ==         ==         ==        ===         ==        ===           ==


         --         --         --         --          5          4         --           --
         --         --         --         --         (1)        --         --           --
        ---         --         --         --        ---         --        ---           --
         --         --         --         --          4          4         --           --
        ===         ==         ==         ==        ===         ==        ===           ==


        117         72         17         --         13         58         18           17
         (4)        --         --         --        (62)        (1)       (18)          --
        ---         --         --         --        ---         --        ---           --
        113         72         17         --        (49)        57         --           17
        ===         ==         ==         ==        ===         ==        ===           ==


--------------------------------------------------------------------------------








                            AMERICAN FUNDS                              AMERICAN FUNDS
                             GLOBAL SMALL         AMERICAN FUNDS         GROWTH-INCOME
                           CAPITALIZATION--        GROWTH FUND--            FUND--
                            CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
                          ------------------    ------------------    ------------------
                          2008(K)    2007(A)    2008(K)      2007       2008     2007(C)
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                            ---         --         --        ---         --         --
  Net increase
     (decrease)........      --         --         --         --         --         --
                            ===         ==         ==        ===         ==         ==

SERIES II POLICIES
Units issued...........       9         --         18         --         --         --
Units redeemed.........      --         --         (1)        --         --         --
                            ---         --         --        ---         --         --
  Net increase
     (decrease)........       9         --         17         --         --         --
                            ===         ==         ==        ===         ==         ==

SERIES III POLICIES
Units issued...........      17         38         59        130          5          3
Units redeemed.........     (34)        --         (5)       (12)        --         --
                            ---         --         --        ---         --         --
  Net increase
     (decrease)........     (17)        38         54        118          5          3
                            ===         ==         ==        ===         ==         ==







                              DREYFUS IP            DREYFUS VIF           DREYFUS VIF
                              TECHNOLOGY            DEVELOPING             EMERGING
                               GROWTH--              LEADERS--             LEADERS--
                            INITIAL SHARES        INITIAL SHARES        INITIAL SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --         --         --         --        ---
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==         ==         ==         ==        ===

SERIES II POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --         --         --         --        ---
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==         ==         ==         ==        ===

SERIES III POLICIES
Units issued...........      20         23         --         --         --         14
Units redeemed.........      (1)        (3)        --         (1)        --        (16)
                             --         --         --         --         --        ---
  Net increase
     (decrease)........      19         20         --         (1)        --         (2)
                             ==         ==         ==         ==         ==        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III polices, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                              DELAWARE VIP
          AMERICAN FUNDS                                                      INTERNATIONAL
          INTERNATIONAL                                                           VALUE
              FUND--               CVS CALVERT           DAVIS VALUE         EQUITY SERIES--
          CLASS 2 SHARES         SOCIAL BALANCED          PORTFOLIO          STANDARD CLASS
      ---------------------    ------------------    ------------------    ------------------
        2008     2007(A)(B)      2008       2007       2008       2007       2008     2007(A)
      ---------------------------------------------------------------------------------------


         --           --          --         --         --         --         --           --
         --           --          --         --         --         --         --           --
        ---          ---          --         --        ---        ---        ---           --
         --           --          --         --         --         --         --           --
        ===          ===          ==         ==        ===        ===        ===           ==


         --           --          --         --         --          1         --           --
         --           --          --         --        (14)        --         --           --
        ---          ---          --         --        ---        ---        ---           --
         --           --          --         --        (14)         1         --           --
        ===          ===          ==         ==        ===        ===        ===           ==


        495          139          --         --         77        123          6           38
        (41)          (1)         --         (1)       (76)        (1)       (44)          --
        ---          ---          --         --        ---        ---        ---           --
        454          138          --         (1)         1        122        (38)          38
        ===          ===          ==         ==        ===        ===        ===           ==







          DWS DREMAN            DWS GLOBAL                DWS
         SMALL MID CAP         OPPORTUNITIES           SMALL CAP          FIDELITY(R) VIP
          VALUE VIP--              VIP--              INDEX VIP--         CONTRAFUND(R)--
        CLASS A SHARES        CLASS A SHARES        CLASS A SHARES         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008     2007(D)    2008(J)      2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --          --        --          1
         --         --         --         --         --          --        (4)        (1)
         --        ---         --         --        ---        ----       ---        ---
         --         --         --         --         --          --        (4)        --
         ==        ===         ==         ==        ===        ====       ===        ===


         --         --         --         --         --           1         6         18
         --         --         --         --         --          --        (7)        (1)
         --        ---         --         --        ---        ----       ---        ---
         --         --         --         --         --           1        (1)        17
         ==        ===         ==         ==        ===        ====       ===        ===


         11        131          2         --         97          69       658        335
         (3)        --         --         --        (89)       (828)      (82)       (17)
         --        ---         --         --        ---        ----       ---        ---
          8        131          2         --          8        (759)      576        318
         ==        ===         ==         ==        ===        ====       ===        ===


--------------------------------------------------------------------------------








                                                  FIDELITY(R) VIP       FIDELITY(R) VIP
                            FIDELITY(R) VIP        FREEDOM 2010          FREEDOM 2020
                            EQUITY-INCOME--         PORTFOLIO--           PORTFOLIO--
                             INITIAL CLASS        INITIAL SHARES        INITIAL SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007(F)    2008         2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........       --        --         --         --         --         --
Units redeemed.........       (4)       --         --         --         --         --
                            ----       ---         --        ---        ---         --
  Net increase
     (decrease)........       (4)       --         --         --         --         --
                            ====       ===         ==        ===        ===         ==

SERIES II POLICIES
Units issued...........       --         1         --          3         --          2
Units redeemed.........       --        --         (3)        --         --         --
                            ----       ---         --        ---        ---         --
  Net increase
     (decrease)........       --         1         (3)         3         --          2
                            ====       ===         ==        ===        ===         ==

SERIES III POLICIES
Units issued...........       87       185         92         23        310         60
Units redeemed.........     (175)      (41)        (3)       (11)        (9)        (1)
                            ----       ---         --        ---        ---         --
  Net increase
     (decrease)........      (88)      144         89         12        301         59
                            ====       ===         ==        ===        ===         ==









                            FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                               MID-CAP--            OVERSEAS--          VALUE LEADERS--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007       2008(O)      2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........       --        --         --          --        --         --
Units redeemed.........       --        --         --          --        --         --
                            ----       ---        ---        ----        --         --
  Net increase
     (decrease)........       --        --         --          --        --         --
                            ====       ===        ===        ====        ==         ==

SERIES II POLICIES
Units issued...........        3         4          8          10        --         --
Units redeemed.........      (20)      (14)        (1)         --        --         --
                            ----       ---        ---        ----        --         --
  Net increase
     (decrease)........      (17)      (10)         7          10        --         --
                            ====       ===        ===        ====        ==         ==

SERIES III POLICIES
Units issued...........      208       207        122         165        --         --
Units redeemed.........     (166)      (80)       (81)       (337)       --         --
                            ----       ---        ---        ----        --         --
  Net increase
     (decrease)........       42       127         41        (172)       --         --
                            ====       ===        ===        ====        ==         ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








        FIDELITY(R) VIP                                                   FIDELITY(R) VIP
         FREEDOM 2030         FIDELITY(R) VIP       FIDELITY(R) VIP         INVESTMENT
          PORTFOLIO--            GROWTH--             INDEX 500--          GRADE BOND--
        INITIAL SHARES         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --          --         --        --          --
         --         --         --         --          --         --        --          --
        ---        ---        ---         --        ----       ----       ---        ----
         --         --         --         --          --         --        --        ----
        ===        ===        ===         ==        ====       ====       ===        ====


         --         --          1         10           3          3        18          24
         --         --        (11)        --          --        (77)      (20)         (2)
        ---        ---        ---         --        ----       ----       ---        ----
         --         --        (10)        10           3        (74)       (2)         22
        ===        ===        ===         ==        ====       ====       ===        ====


        201         48         27         44         571        520       111         185
         (7)       (17)       (65)        (5)       (146)      (177)      (47)        (14)
        ---        ---        ---         --        ----       ----       ---        ----
        194         31        (38)        39         425        343        64         171
        ===        ===        ===         ==        ====       ====       ===        ====







                                JANUS ASPEN                                 JANUS ASPEN
                                  SERIES              JANUS ASPEN             SERIES
        FIDELITY(R) VIP         BALANCED--          SERIES FORTY--       MID CAP GROWTH--
      VALUE STRATEGIES--       INSTITUTIONAL         INSTITUTIONAL         INSTITUTIONAL
        SERVICE CLASS 2           SHARES                SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------




         --         --         --         --         --         --         --         --

         --         --        (17)       (14)        --         --         --         --
         --         --        ---        ---        ---        ---        ---        ---
         --         --        (17)       (14)        --         --         --         --
         ==         ==        ===        ===        ===        ===        ===        ===


         --         --         12         16         --         --         --         --
         --         --         (3)        (2)        --         --         --         --
         --         --        ---        ---        ---        ---        ---        ---
         --         --          9         14         --         --         --         --
         ==         ==        ===        ===        ===        ===        ===        ===


          5         12         73        190        139        130        146        112
         (8)        (1)       (13)       (11)       (14)        (4)       (18)       (17)
         --         --        ---        ---        ---        ---        ---        ---
         (3)        11         60        179        125        126        128         95
         ==         ==        ===        ===        ===        ===        ===        ===


--------------------------------------------------------------------------------







                              JANUS ASPEN
                                SERIES                LAZARD              LORD ABBETT
                          WORLDWIDE GROWTH--        RETIREMENT           SERIES FUND--
                             INSTITUTIONAL         INTERNATIONAL         MID-CAP VALUE
                                SHARES           EQUITY PORTFOLIO          PORTFOLIO
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007(B)    2008         2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........       4          2         --         --          --         --
Units redeemed.........      (4)        (3)        --         --          --         --
                             --         --        ---         --        ----       ----
  Net increase
     (decrease)........      --         (1)        --         --          --         --
                             ==         ==        ===         ==        ====       ====

SERIES II POLICIES
Units issued...........      --         --         17         --           1          1
Units redeemed.........      --         --         --         --          --         --
                             --         --        ---         --        ----       ----
  Net increase
     (decrease)........      --         --         17         --           1          1
                             ==         ==        ===         ==        ====       ====

SERIES III POLICIES
Units issued...........       3          8         47         42         166        217
Units redeemed.........      (9)        (1)       (84)        (5)       (563)      (118)
                             --         --        ---         --        ----       ----
  Net increase
     (decrease)........      (6)         7        (37)        37        (397)        99
                             ==         ==        ===         ==        ====       ====








                            MORGAN STANLEY        MORGAN STANLEY        MORGAN STANLEY
                             UIF EMERGING          UIF EMERGING            UIF U.S.
                            MARKETS DEBT--       MARKETS EQUITY--        REAL ESTATE--
                                CLASS I               CLASS I               CLASS I
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007         2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         (2)        --         --         --
                             --         --        ---        ---        ---        ---
  Net increase
     (decrease)........      --         --         (2)        --         --         --
                             ==         ==        ===        ===        ===        ===

SERIES II POLICIES
Units issued...........      --          1          8         20          2          7
Units redeemed.........      (2)        --        (19)        --         (3)        --
                             --         --        ---        ---        ---        ---
  Net increase
     (decrease)........      (2)         1        (11)        20         (1)         7
                             ==         ==        ===        ===        ===        ===

SERIES III POLICIES
Units issued...........      34         29         65        117         68        389
Units redeemed.........      (2)        (1)       (23)        (3)       (15)        (4)
                             --         --        ---        ---        ---        ---
  Net increase
     (decrease)........      32         28         42        114         53        385
                             ==         ==        ===        ===        ===        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







       LVIP BARON GROWTH
         OPPORTUNITIES            MFS(R)                MFS(R)                MFS(R)
            FUND--            INVESTORS TRUST        NEW DISCOVERY           UTILITIES
         SERVICE CLASS           SERIES--              SERIES--              SERIES--
            SHARES             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
      2008         2007     2008         2007     2008         2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --        ---         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         ==        ===         ==         ==         ==         ==         ==         ==


          3          6         --         --         --         --          5          2
         (1)        --         --         --         --         --         --         --
         --        ---         --         --         --         --         --         --
          2          6         --         --         --         --          5          2
         ==        ===         ==         ==         ==         ==         ==         ==

         40        157         --         --         --          1         23         26
         (6)        (1)        --         --         --         (1)        (7)        (2)
         --        ---         --         --         --         --         --         --

         34        156         --         --         --         --         16         24
         ==        ===         ==         ==         ==         ==         ==         ==







                                OPPENHEIMER
       NEUBERGER BERMAN           CAPITAL                                      PIMCO
         AMT PARTNERS          APPRECIATION        OPPENHEIMER CORE       LOW DURATION--
          PORTFOLIO--             FUND/VA            BOND FUND/VA         ADMINISTRATIVE
            CLASS I         NON-SERVICE SHARES    NON-SERVICE SHARES       CLASS SHARES
      ------------------    ------------------    ------------------    ------------------
      2008(H)      2007     2008(M)      2007     2008(N)      2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         ==         ==         ==         ==         ==         ==         ==         ==


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         ==         ==         ==         ==         ==         ==         ==         ==


         58         --         --         --         --         --         82         13
         (1)        --         --         --         --         --         (2)        (1)
         --         --         --         --         --         --         --         --
         57         --         --         --         --         --         80         12
         ==         ==         ==         ==         ==         ==         ==         ==


--------------------------------------------------------------------------------








                                 PIMCO                 PIMCO                 PIMCO
                             REAL RETURN--        TOTAL RETURN--       U.S. GOVERNMENT--
                            ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE
                             CLASS SHARES          CLASS SHARES          CLASS SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --          --        --         --
Units redeemed.........      --         --         --          --        --         --
                            ---        ---        ---       -----        --        ---
  Net increase
     (decrease)........      --         --         --          --        --         --
                            ===        ===        ===       =====        ==        ===

SERIES II POLICIES
Units issued...........      --          4         --          --        --         --
Units redeemed.........      (9)        (4)        --          (7)       --         --
                            ---        ---        ---       -----        --        ---
  Net increase
     (decrease)........      (9)        --         --          (7)       --         --
                            ===        ===        ===       =====        ==        ===

SERIES III POLICIES
Units issued...........     126        177        410       1,041         3          3
Units redeemed.........     (18)       (15)       (72)       (307)       --        (53)
                            ---        ---        ---       -----        --        ---
  Net increase
     (decrease)........     108        162        338         734         3        (50)
                            ===        ===        ===       =====        ==        ===








                                                   T. ROWE PRICE         T. ROWE PRICE
                             T. ROWE PRICE         INTERNATIONAL         LIMITED-TERM
                               INDEX 500               STOCK                 BOND
                               PORTFOLIO             PORTFOLIO             PORTFOLIO
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --        ---         --        ---        ---
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==        ===         ==        ===        ===

SERIES II POLICIES
Units issued...........      --         --          5          3         --          1
Units redeemed.........      --         --         --         --         --         --
                             --         --        ---         --        ---        ---
  Net increase
     (decrease)........      --         --          5          3         --          1
                             ==         ==        ===         ==        ===        ===

SERIES III POLICIES
Units issued...........      14          7         15         41         45         77
Units redeemed.........      (2)        (1)       (29)        (3)       (25)       (16)
                             --         --        ---         --        ---        ---
  Net increase
     (decrease)........      12          6        (14)        38         20         61
                             ==         ==        ===         ==        ===        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







             ROYCE                 ROYCE
           MICRO-CAP             SMALL-CAP
          PORTFOLIO--           PORTFOLIO--          T. ROWE PRICE         T. ROWE PRICE
          INVESTMENT            INVESTMENT         BLUE CHIP GROWTH        EQUITY INCOME
             CLASS                 CLASS               PORTFOLIO             PORTFOLIO
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007     2008         2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --          --          6         5
         --         --         --         --         --          --         (7)       (6)
        ---        ---        ---        ---        ---        ----       ----       ---
         --         --         --         --         --          --         (1)       (1)
        ===        ===        ===        ===        ===        ====       ====       ===


         --          1         --         --         --          --         13        29
        (18)        (6)        --         --         --         (11)       (43)       (1)
        ---        ---        ---        ---        ---        ----       ----       ---
        (18)        (5)        --         --         --         (11)       (30)       28
        ===        ===        ===        ===        ===        ====       ====       ===


         50        107        325        204        143         161        416       622
        (90)        (5)       (47)        (5)       (23)       (110)      (279)      (89)
        ---        ---        ---        ---        ---        ----       ----       ---
        (40)       102        278        199        120          51        137       533
        ===        ===        ===        ===        ===        ====       ====       ===








                                                        VAN ECK               VAN ECK
                               T. ROWE PRICE      WORLDWIDE ABSOLUTE         WORLDWIDE
         T. ROWE PRICE       PERSONAL STRATEGY         RETURN--            HARD ASSETS--
      NEW AMERICA GROWTH         BALANCED            INITIAL CLASS         INITIAL CLASS
           PORTFOLIO             PORTFOLIO              SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007     2008(L)      2007
      ------------------------------------------------------------------------------------


         --         --         --          --        --         --         --         --
         --         --         --          --        --         --         --         --
        ---        ---        ---        ----        --         --         --         --
         --         --         --          --        --         --         --         --
        ===        ===        ===        ====        ==         ==         ==         ==


         --         --         --          --        --         --         --         --
        (18)        (6)        --          --        --         --         --         --
        ---        ---        ---        ----        --         --         --         --
        (18)        (6)        --          --        --         --         --         --
        ===        ===        ===        ====        ==         ==         ==         ==


         42        135        749         236         4          4          3         --
        (12)       (20)       (43)       (764)       --         --         --         --
        ---        ---        ---        ----        --         --         --         --
         30        115        706        (528)        4          4          3         --
        ===        ===        ===        ====        ==         ==         ==         ==


--------------------------------------------------------------------------------








                              VAN ECK WIT
                               WORLDWIDE
                              BOND FUND--
                             INITIAL CLASS
                                SHARES
                          ------------------
                            2008     2007(G)
                          ------------------

SERIES I POLICIES
Units issued...........      --         --
Units redeemed.........      --         --
                             --         --
  Net increase
     (decrease)........      --         --
                             ==         ==

SERIES II POLICIES
Units issued...........      --         --
Units redeemed.........      --         --
                             --         --
  Net increase
     (decrease)........      --         --
                             ==         ==

SERIES III POLICIES
Units issued...........      --         --
Units redeemed.........      --         --
                             --         --
  Net increase
     (decrease)........      --         --
                             ==         ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(l) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(m) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(n) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(o) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2008, 2007, 2006, 2005, and 2004:





                                                       MAINSTAY VP
                                                         BOND--
                                                      INITIAL CLASS
                                     ----------------------------------------------
                                      2008     2007      2006      2005      2004
                                     ----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   14   $   19    $1,080    $6,193    $4,973
Units Outstanding..................       1        1        71       423       345
Variable Accumulation Unit Value...  $16.60   $16.06    $15.19    $14.63    $14.41
Total Return.......................    3.4%     5.8%      3.8%      1.5%      3.4%
Investment Income Ratio............    3.9%     2.1%      0.3%      3.5%      3.8%

SERIES II POLICIES(b)
Net Assets.........................  $   --   $   --    $   --    $   --    $   --
Units Outstanding..................      --       --        --        --        --
Variable Accumulation Unit Value...  $   --   $   --    $   --    $   --    $   --
Total Return.......................      --       --        --        --        --
Investment Income Ratio............      --       --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................  $2,572   $1,689    $1,177    $1,441    $1,163
Units Outstanding..................     212      144       107       137       113
Variable Accumulation Unit Value...  $12.13   $11.69    $10.98    $10.50    $10.27
Total Return.......................    3.7%     6.5%      4.5%      2.2%      2.7%
Investment Income Ratio............    4.9%     3.8%      1.1%      2.8%      6.0%







                                                       MAINSTAY VP
                                                      COMMON STOCK--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2008     2007      2006      2005      2004
                                     -----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   724  $    596  $    587   $   527   $ 3,826
Units Outstanding..................       76        40        41        42       329
Variable Accumulation Unit Value...  $  9.52  $  15.02  $  14.38   $ 12.43   $ 11.63
Total Return.......................   (36.6%)     4.4%     15.7%      6.9%     10.1%
Investment Income Ratio............     1.3%      1.2%      0.6%      0.2%      0.2%

SERIES II POLICIES(b)
Net Assets.........................  $67,870  $108,001  $103,462   $89,437   $83,745
Units Outstanding..................    6,096     6,155     6,184     6,212     6,248
Variable Accumulation Unit Value...  $ 11.13  $  17.55  $  16.73   $ 14.40   $ 13.40
Total Return.......................   (36.5%)     4.9%     16.2%      7.4%     10.6%
Investment Income Ratio............     1.5%      1.3%      0.6%      1.0%      9.1%

SERIES III POLICIES(c)
Net Assets.........................  $   416  $    878  $    157   $    22   $     8
Units Outstanding..................       46        61        11         2         1
Variable Accumulation Unit Value...  $  9.09  $  14.29  $  13.59   $ 11.67   $ 10.83
Total Return.......................   (36.4%)     5.1%     16.5%      7.7%      8.4%
Investment Income Ratio............     1.9%      1.3%      1.1%      1.0%     14.2%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                      MAINSTAY VP
                 CAPITAL APPRECIATION--                             MAINSTAY VP
                     INITIAL CLASS                                CASH MANAGEMENT
      -------------------------------------------  ---------------------------------------------
        2008     2007     2006     2005     2004     2008      2007      2006     2005     2004
      ------------------------------------------------------------------------------------------


      $ 1,072  $   273  $ 8,194  $ 7,135   $1,234  $ 23,233  $ 16,231  $16,157  $   151  $   119
          120       24      814      735      137    17,525    12,468   12,920      125      101
      $  8.95  $ 11.24  $ 10.07  $  9.71   $ 9.02  $   1.33  $   1.30  $  1.25  $  1.20  $  1.18
       (20.4%)   11.6%     3.7%     7.7%     3.4%      1.8%      4.1%     3.9%     2.2%     0.1%
           --       --     0.4%       --       --      2.1%      4.7%     4.8%     2.9%     0.8%


      $    --  $    --  $    --  $    --   $   --  $    681  $    620  $   511  $ 1,778  $ 1,591
           --       --       --       --       --       586       544      468    1,701    1,563
      $ 11.21  $ 11.21  $    --  $    --   $   --  $   1.16  $   1.14  $  1.09  $  1.05  $  1.02
           --       --       --       --       --      1.9%      4.6%     4.3%     2.7%     0.6%
           --       --       --       --       --      2.1%      4.7%     4.5%     3.0%     2.1%


      $ 6,410  $19,469  $14,688  $11,758   $7,441  $172,479  $118,086  $39,142  $32,538  $13,693
          794    1,474    1,250    1,045      717   148,926   103,882   36,094   31,375   13,601
      $  8.07  $ 13.21  $ 11.75  $ 11.25   $10.38  $   1.16  $   1.14  $  1.08  $  1.04  $  1.01
       (38.9%)   12.4%     4.4%     8.4%     3.8%      2.2%      4.8%     4.6%     3.0%     0.7%
         0.5%     0.2%     0.4%       --     1.5%      2.1%      4.6%     4.7%     1.1%     0.6%







                      MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP
                     CONVERTIBLE--                      FLOATING RATE--                       GOVERNMENT--
                     INITIAL CLASS                       INITIAL CLASS                       INITIAL CLASS
      -------------------------------------------  -------------------------  -------------------------------------------
        2008     2007     2006     2005     2004     2008     2007     2006     2008     2007     2006     2005     2004
      -------------------------------------------------------------------------------------------------------------------


      $    --   $    1   $    1   $    1   $   --  $    --   $   --   $   --   $    7   $   32   $   31   $1,020   $  898
           --       --       --       --       --       --       --       --       --        2        2       72       64
      $ 13.06   $14.05   $12.32   $11.23   $10.63  $    --   $   --   $   --   $17.03   $15.57   $14.69   $14.22   $13.99
        (7.0%)   14.1%     9.6%     5.7%     5.4%       --       --       --     9.4%     5.9%     3.3%     1.7%     2.6%
         1.3%     2.4%     2.5%       --     2.5%       --       --       --     1.8%     4.9%       --     3.1%     4.2%


      $   268   $  379   $  313   $  226   $  229  $    --   $   79   $   --   $   --   $   --   $   --   $   56   $   49
           24       22       21       17       18       --        8       --       --       --       --        5        5
      $ 11.13   $17.01   $14.85   $13.48   $12.68  $  9.97   $ 9.98   $   --   $11.14   $11.14   $11.14   $10.96   $10.74
       (34.6%)   14.6%    10.1%     6.3%     5.8%    (0.1%)   (0.2%)      --       --       --     1.6%     2.1%     3.1%
         2.4%     2.4%     2.7%     1.5%     5.9%     5.8%    26.2%       --       --       --       --     3.3%     9.7%


      $   235   $  242   $  116   $  292   $   --  $   380   $  420   $  344   $1,993   $1,326   $  433   $  197   $   57
           25       17        9       26       --       45       39       33      154      112       39       19        6
      $  9.43   $14.38   $12.52   $11.34   $10.42  $  8.36   $10.82   $10.55   $12.95   $11.79   $11.05   $10.62   $10.37
       (34.4%)   14.9%    10.4%     8.9%     4.2%   (22.8%)    2.6%     5.5%     9.8%     6.7%     4.1%     2.4%     3.7%
         2.5%     2.8%     0.9%     1.4%       --     5.2%     6.4%     6.2%     3.5%     5.9%     1.4%     3.4%    16.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                HIGH YIELD CORPORATE BOND--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    92   $   164   $  157    $4,349    $3,917
Units Outstanding..................         7         9        8       261       241
Variable Accumulation Unit Value...   $ 14.22   $ 18.80   $18.51    $16.64    $16.27
Total Return.......................    (24.4%)     1.6%    11.2%      2.2%     11.9%
Investment Income Ratio............      9.0%      6.4%     0.1%      6.0%      7.1%

SERIES II POLICIES(b)
Net Assets.........................   $    97   $   250   $  194    $  131    $   58
Units Outstanding..................         7        14       11         9         4
Variable Accumulation Unit Value...   $ 13.06   $ 17.26   $16.91    $15.13    $14.73
Total Return.......................    (24.3%)     2.1%    11.8%      2.7%     12.4%
Investment Income Ratio............      7.1%      6.0%     2.5%      7.7%     13.5%

SERIES III POLICIES(c)
Net Assets.........................   $10,566   $14,732   $5,915    $2,391    $  391
Units Outstanding..................     1,079     1,140      468       212        36
Variable Accumulation Unit Value...   $  9.81   $ 12.92   $12.63    $11.27    $10.95
Total Return.......................    (24.1%)     2.3%    12.0%      2.9%      9.5%
Investment Income Ratio............      7.7%      7.8%     2.7%      6.2%     24.4%







                                                        MAINSTAY VP
                                                  INTERNATIONAL EQUITY--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $29,906   $43,580   $67,923   $52,190   $49,629
Units Outstanding..................     2,066     2,228     3,618     3,626     3,697
Variable Accumulation Unit Value...   $ 14.49   $ 19.56   $ 18.77   $ 14.40   $ 13.42
Total Return.......................    (25.9%)     4.2%     30.4%      7.2%     16.5%
Investment Income Ratio............      1.5%      0.6%      0.3%      1.7%      1.8%

SERIES II POLICIES(b)
Net Assets.........................   $   841   $ 1,463   $ 1,377   $ 1,004   $   846
Units Outstanding..................        52        67        66        63        57
Variable Accumulation Unit Value...   $ 16.30   $ 21.98   $ 21.00   $ 16.03   $ 14.88
Total Return.......................    (25.9%)     4.7%     31.0%      7.7%     17.1%
Investment Income Ratio............      1.4%      0.7%      0.4%      1.5%      4.2%

SERIES III POLICIES(c)
Net Assets.........................   $20,138   $29,202   $23,036   $ 6,744   $ 3,331
Units Outstanding..................     1,574     1,696     1,404       540       288
Variable Accumulation Unit Value...   $ 12.80   $ 17.22   $ 16.41   $ 12.50   $ 11.57
Total Return.......................    (25.7%)     4.9%     31.3%      8.0%     15.7%
Investment Income Ratio............      1.6%      0.7%      0.5%      1.8%      3.0%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                      MAINSTAY VP                                          MAINSTAY VP
                 ICAP SELECT EQUITY--                                   INCOME & GROWTH--
                     INITIAL CLASS                                        INITIAL CLASS
------------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $ 1,536   $  177    $  176    $  430    $  396      $--       $--     $    1    $    1    $   --
           163       12        12        36        34       --        --         --        --        --
       $  9.41   $15.13    $14.26    $12.04    $11.49      $--       $--     $12.06    $10.39    $   --
        (37.8%)    6.1%     18.5%      4.7%     10.6%       --        --      16.1%      3.9%        --
          1.0%     0.4%      0.2%      1.0%      1.0%       --        --       0.7%      3.0%        --


       $99,274   $   --    $   --    $   56    $   47      $--       $--     $   --    $    5    $    4
         9,620       --        --         4         3       --        --         --        --        --
       $ 10.32   $   --    $16.30    $14.98    $14.24      $--       $--     $12.46    $12.48    $11.95
        (36.7%)      --      8.8%      5.2%     11.1%       --        --      (0.1%)     4.4%     12.4%
          0.8%       --        --      1.0%      2.9%       --        --         --      1.2%      4.8%


       $14,524   $   24    $    5    $  218    $   20      $--       $--     $   22    $  932    $   49
         1,609        2        15        19         2       --        --         74        79         4
       $  9.03   $14.47    $13.54    $11.35    $10.76      $--       $--     $13.80    $11.81    $11.28
        (37.6%)    6.9%     19.3%      5.4%      7.6%       --        --      16.9%      4.7%     12.8%
          0.7%     0.4%      0.3%      1.8%      1.5%       --        --       0.6%      3.0%      4.2%







                         MAINSTAY VP                                       MAINSTAY VP
                     LARGE CAP GROWTH--                                  MID CAP CORE--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    62   $  111    $   97    $  281    $  254    $    --   $    --   $    --   $    --   $    --
            13       14        15        47        44         --        --        --        --        --
       $  4.69   $ 7.70    $ 6.39    $ 6.00    $ 5.79    $    --   $    --   $    --   $    --   $    --
        (39.0%)   20.5%      6.5%      3.6%     (3.0%)        --        --        --        --        --
          0.1%       --      0.1%        --      0.2%         --        --        --        --        --


       $    --   $   --    $   67    $   63    $   48    $27,568   $48,265   $46,294   $40,564   $35,255
            --       --         6         6         5      2,146     2,165     2,176     2,186     2,196
       $    --   $   --    $10.94    $10.22    $ 9.82    $ 12.84   $ 22.29   $ 21.28   $ 18.56   $ 16.06
            --    (0.2%)     7.0%      4.1%     (2.6%)    (42.4%)     4.8%     14.7%     15.6%     21.9%
            --       --      0.1%        --      0.2%       0.3%      0.4%        --      0.6%      3.2%


       $    20   $   33    $   28    $   31    $   14    $13,165   $23,854   $21,564   $ 2,931   $ 2,792
             2        2         3         3         1      1,381     1,446     1,372       214       237
       $  8.15   $13.32    $10.98    $10.24    $ 9.81    $  9.53   $ 16.50   $ 15.71   $ 13.67   $ 11.80
        (38.8%)   21.3%      7.2%      4.3%     (1.9%)    (42.2%)     5.0%     15.0%     15.9%     18.0%
          0.1%     0.0%      0.1%        --      0.9%       0.5%      0.4%        --      0.5%      0.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     MAINSTAY VP                                  MAINSTAY VP
                                                   MID CAP GROWTH--                             MID CAP VALUE--
                                                    INITIAL CLASS                                INITIAL CLASS
                                     -------------------------------------------  -------------------------------------------
                                       2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --  $    --  $    --  $    --  $    --  $    --
Units Outstanding..................       --       --       --       --       --       --       --       --       --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --  $    --  $    --  $    --  $    --  $    --
Total Return.......................       --       --       --       --       --       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --       --       --       --       --       --


SERIES II POLICIES(b)
Net Assets.........................  $    --  $   150   $   --   $   --   $   --  $42,576  $63,752  $64,974  $57,377  $54,668
Units Outstanding..................       --       16       --       --       --    4,727    4,769    4,793    4,815    4,837
Variable Accumulation Unit Value...  $  9.12  $  9.44   $   --   $   --   $   --  $  9.01  $ 13.37  $ 13.56  $ 11.92  $ 11.30
Total Return.......................    (3.3%)   (5.6%)      --       --       --   (32.6%)   (1.4%)   13.8%     5.4%    13.0%
Investment Income Ratio............       --       --       --       --       --     1.7%     1.0%     0.1%     0.8%     5.3%


SERIES III POLICIES(c)
Net Assets.........................  $ 3,749  $10,832   $9,851   $  466   $  144  $   479  $   507  $   221  $   182  $    12
Units Outstanding..................      394      630      663       34       12       56       40       17       16        1
Variable Accumulation Unit Value...  $  9.52  $ 17.20   $14.85   $13.60   $11.61  $  8.53  $ 12.63  $ 12.78  $ 11.21  $ 10.60
Total Return.......................   (44.7%)   15.8%     9.2%    17.1%    16.1%   (32.5%)   (1.1%)   14.0%     5.7%     6.0%
Investment Income Ratio............       --       --       --       --       --     1.9%     1.1%     0.1%     2.0%     9.6%







                                                     MAINSTAY VP
                                                    TOTAL RETURN--
                                                    INITIAL CLASS
                                     -------------------------------------------
                                       2008     2007     2006     2005     2004
                                     -------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $ 5,508  $12,280   $2,941   $1,891   $1,361
Units Outstanding..................      677    1,099      281      196      150
Variable Accumulation Unit Value...  $  8.14  $ 11.17   $10.47   $ 9.63   $ 9.10
Total Return.......................   (27.2%)    6.8%     8.7%     5.8%     5.6%
Investment Income Ratio............     4.0%     3.1%     0.9%     1.8%     1.8%

SERIES II POLICIES(b)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --

SERIES III POLICIES(c)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                       S&P 500 INDEX--                                 SMALL CAP GROWTH--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $94,616  $157,310  $131,923  $119,908  $118,599   $    --   $   --    $   --    $   --    $   --
        10,602    11,052     9,685    10,091    10,385        --       --        --        --        --
       $  8.93  $  14.23  $  13.62  $  11.88  $  11.42   $    --   $   --    $   --    $   --    $   --
        (37.2%)     4.5%     14.6%      4.1%      9.7%        --       --        --        --        --
          2.4%      1.7%      0.5%      1.2%      1.8%        --       --        --        --        --



       $   404  $    608  $    534  $    319  $    297   $    --   $   --    $   --    $   --    $   --
            44        42        39        26        26        --       --        --        --        --
       $  9.13  $  14.53  $  13.85  $  12.02  $  11.50   $    --   $   --    $   --    $   --    $   --
        (37.2%)     5.0%     15.1%      4.5%     10.2%        --       --        --        --        --
          2.5%      1.7%      0.7%      1.2%      4.5%        --       --        --        --        --



       $22,919  $ 23,852  $ 22,492  $ 15,506  $ 12,742   $ 2,316   $4,522    $4,597    $   34    $    6
         2,639     1,730     1,716     1,366     1,176       344      404       398         3         1
       $  8.69  $  13.79  $  13.10  $  11.35  $  10.83   $  6.72   $11.19    $11.56    $10.87    $10.45
        (37.0%)     5.2%     15.4%      4.8%      8.3%    (39.9%)   (3.2%)     6.3%      4.1%      4.5%
          3.7%      1.7%      0.7%      1.2%      4.9%        --       --        --        --        --






                                                                  AIM V.I.                      AIM V.I.
                         MAINSTAY VP                             GLOBAL REAL                  INTERNATIONAL
                           VALUE--                              ESTATE FUND--                 GROWTH FUND--
                        INITIAL CLASS                          SERIES I SHARES               SERIES I SHARES
      ------------------------------------------------  ----------------------------  ----------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2008      2007      2006
      ------------------------------------------------------------------------------------------------------------


         $--    $  4,536  $  3,500  $  1,143  $  2,868   $    --   $   --    $   --    $    --   $   --    $   --
          --         331       259       100       265        --       --        --         --       --        --
         $--    $  13.69  $  13.49  $  11.43  $  10.83   $    --   $   --    $   --    $    --   $   --    $   --
          --        1.5%     18.1%      5.5%     10.5%        --       --        --         --       --        --
          --        1.8%      0.6%      0.6%      1.9%        --       --        --         --       --        --



         $--    $159,779  $157,522  $133,533  $126,588   $    67   $   16    $   75    $    --   $   --    $   --
          --       8,610     8,652     8,697     8,738        12        2         7         --       --        --
         $--    $  18.56  $  18.21  $  15.35  $  14.49   $  5.75   $10.42    $11.06    $    --   $   --    $   --
          --        1.9%     18.6%      6.0%     11.0%    (44.8%)   (5.8%)    10.6%         --       --        --
          --        1.6%      0.4%      1.2%      7.4%     12.8%     1.0%      8.0%         --       --        --



         $--    $ 13,288  $ 12,123  $  2,161  $    620   $   655   $1,197    $5,505    $ 3,366   $4,552    $   30
          --       1,030       960       203        62       101      102       445        418      337         3
         $--    $  12.91  $  12.63  $  10.62  $  10.00   $  6.48   $11.70    $12.38    $  8.05   $13.50    $11.77
          --        2.2%     18.9%      6.2%        --    (44.6%)   (5.5%)    23.8%     (40.4%)   14.7%     16.7%
          --        1.6%      0.5%      1.5%        --      7.1%     2.3%      4.0%       0.6%       --      2.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                      ALGER AMERICAN
                                                          CAPITAL
                                                       APPRECIATION
                                                        PORTFOLIO--
                                                      CLASS O SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES III POLICIES(c)
Net Assets.........................   $    13   $   51    $  144    $   27    $   13
Units Outstanding..................         1        3        10         2         1
Variable Accumulation Unit Value...   $ 10.42   $18.99    $14.22    $11.92    $10.42
Total Return.......................    (45.1%)   33.5%     19.3%     14.4%      4.2%
Investment Income Ratio............        --       --        --        --        --







                                                    AMERICAN CENTURY(R)
                                                        VP VALUE--
                                                         CLASS II
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   317   $  380    $  349    $  173    $  112
Units Outstanding..................        34       30        26        15        10
Variable Accumulation Unit Value...   $  9.33   $12.77    $13.52    $11.44    $10.94
Total Return.......................    (27.0%)   (5.5%)    18.2%      4.6%      9.4%
Investment Income Ratio............      2.2%     1.4%      1.1%      0.7%        --


SERIES III POLICIES(c)
Net Assets.........................   $   224   $  882    $  227    $   70    $   --
Units Outstanding..................        26       75        18         7        --
Variable Accumulation Unit Value...   $  8.55   $11.68    $12.34    $10.41    $   --
Total Return.......................    (26.8%)   (5.3%)    18.5%      4.1%        --
Investment Income Ratio............      2.4%     1.4%      0.6%      0.5%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                                     ALLIANCEBERN-
                                                                         STEIN            ALLIANCEBERN-
                     ALGER AMERICAN                ALGER AMERICAN         VPS                 STEIN
                        SMALLCAP                      SMALLCAP       INTERNATIONAL        VPS SMALL/MID
                         GROWTH                      AND MIDCAP          VALUE              CAP VALUE
                      PORTFOLIO--                     GROWTH--        PORTFOLIO--          PORTFOLIO--
                     CLASS O SHARES                CLASS O SHARES   CLASS A SHARES       CLASS A SHARES
      -------------------------------------------  --------------   --------------      ----------------
        2008     2007     2006     2005     2004        2008         2008     2007        2008     2007
      --------------------------------------------------------------------------------------------------


      $    --   $   28   $   24   $   19   $  230      $    --     $    --   $   --     $    --    $--
           --        2        2        2       25           --          --       --          --     --
      $    --   $14.89   $12.79   $10.73   $ 9.24      $    --     $    --   $   --     $    --    $--
       (13.8%)   16.4%    19.2%    16.1%    15.8%           --          --       --          --     --
           --       --       --       --       --           --          --       --          --     --


      $    --   $   --   $   --   $   --   $  115      $    --     $    --   $   --     $    --    $--
           --       --       --       --        8           --          --       --          --     --
      $    --   $   --   $   --   $   --   $14.26      $    --     $    --   $   --     $    --    $--
           --       --       --       --    16.3%           --          --       --          --     --
           --       --       --       --       --           --          --       --          --     --


      $   804   $2,255   $1,950   $  189   $   59      $     6     $   804   $  664     $   114    $--
           86      129      131       15        6            1         185       72          17     --
      $  9.31   $17.43   $14.86   $12.38   $10.59      $  5.37     $  4.34   $ 9.26     $  6.75    $--
       (46.6%)   17.2%    20.1%    16.9%     5.9%       (46.3%)     (53.2%)   (7.4%)     (32.5%)    --
           --       --       --       --       --           --        0.8%       --        0.5%     --






            AMERICAN FUNDS             AMERICAN FUNDS                                        AMERICAN FUNDS
           ASSET ALLOCATION             GLOBAL SMALL              AMERICAN FUNDS             GROWTH-INCOME
                FUND--                CAPITALIZATION--            GROWTH FUND--                  FUND--
            CLASS 2 SHARES             CLASS 2 SHARES             CLASS 2 SHARES             CLASS 2 SHARES
      -------------------------  -------------------------  -------------------------  -------------------------
        2008     2007     2006     2008     2007     2006     2008     2007     2006     2008     2007     2006
      ----------------------------------------------------------------------------------------------------------


      $    --   $   --    $--    $    --   $   --    $--    $    --   $   --   $   --  $    --   $   --    $--
           --       --     --         --       --     --         --       --       --       --       --     --
      $    --   $   --    $--    $    --   $   --    $--    $    --   $   --   $   --  $    --   $   --    $--
           --       --     --         --       --     --         --       --       --       --       --     --
           --       --     --         --       --     --         --       --       --       --       --     --



      $    --   $   --    $--    $    46   $   --    $--    $    95   $   --   $   --  $    --   $   --    $--
           --       --     --          9       --     --         17       --       --       --       --     --
      $    --   $   --    $--    $  4.88   $   --    $--    $  5.68   $   --   $   --  $    --   $   --    $--
           --       --     --     (51.2%)      --     --     (43.2%)      --       --       --       --     --
           --       --     --         --       --     --       1.3%       --       --       --       --     --



      $   128   $  178    $--    $   120   $  471    $--    $ 1,083   $1,334   $    5  $    48   $   33    $--
           17       17     --         21       38     --        173      119        1        8        3     --
      $  7.55   $10.71    $--    $  5.76   $12.39    $--    $  6.27   $11.19   $ 9.96  $  6.11   $ 9.84    $--
       (29.5%)    7.1%     --     (53.5%)   23.9%     --     (44.0%)   12.3%    (0.4%)  (37.8%)   (1.6%)    --
         3.4%     2.3%     --         --     2.9%     --       1.1%     1.4%       --     2.4%     2.8%     --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                           AMERICAN FUNDS
                                           INTERNATIONAL                        CVS CALVERT
                                               FUND--                         SOCIAL BALANCED
                                           CLASS 2 SHARES                        PORTFOLIO
                                     -------------------------  -------------------------------------------
                                       2008     2007     2006     2008     2007     2006     2005     2004
                                     ----------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --   $   --    $--    $    --   $   --   $   --   $    7   $    7
Units Outstanding..................       --       --     --         --       --       --        1        1
Variable Accumulation Unit Value...  $    --   $   --    $--    $    --   $   --   $12.64   $12.42   $11.84
Total Return.......................       --       --     --         --       --     1.8%     4.9%     7.5%
Investment Income Ratio............       --       --     --         --       --       --     0.0%     1.2%

SERIES II POLICIES(b)
Net Assets.........................  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --     --         --       --       --       --       --
Variable Accumulation Unit Value...  $ 11.64   $11.64    $--    $    --   $   --   $   --   $   --   $   --
Total Return.......................       --       --     --         --       --       --       --       --
Investment Income Ratio............       --     0.3%     --         --       --       --       --       --

SERIES III POLICIES(c)
Net Assets.........................  $ 4,075   $1,647    $--    $    10   $   16   $   22   $  865   $  402
Units Outstanding..................      592      138     --          1        1        2       76       37
Variable Accumulation Unit Value...  $  6.88   $11.89    $--    $  8.74   $12.72   $12.38   $11.38   $10.77
Total Return.......................   (42.1%)   18.9%     --     (31.3%)    2.8%     8.8%     5.7%     7.7%
Investment Income Ratio............     2.6%     2.2%     --       2.6%     2.3%     0.3%     1.5%     6.4%






                                                                                         DREYFUS VIF
                                                     DREYFUS VIF                           EMERGING
                                                 DEVELOPING LEADERS--                     LEADERS--
                                                    INITIAL SHARES                      INITIAL SHARES
                                     -------------------------------------------  -------------------------
                                       2008     2007     2006     2005     2004     2008     2007     2006
                                     ----------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --    $--     $   --   $   --
Units Outstanding..................       --       --       --       --       --     --         --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --    $--     $   --   $   --
Total Return.......................       --       --       --       --       --     --         --       --
Investment Income Ratio............       --       --       --       --       --     --         --       --

SERIES II POLICIES(b)
Net Assets.........................  $    --  $    --   $   --   $  256   $  178    $--     $   --   $   --
Units Outstanding..................       --       --       --       22       16     --         --       --
Variable Accumulation Unit Value...  $ 10.90  $ 10.90   $10.90   $11.66   $11.05    $--     $   --   $   --
Total Return.......................       --       --    (6.5%)    5.5%    11.1%     --         --       --
Investment Income Ratio............       --       --     0.6%       --     0.3%     --         --       --

SERIES III POLICIES(c)
Net Assets.........................  $    11  $    19   $   35   $   75   $   22    $--     $   --   $   18
Units Outstanding..................        2        2        3        7        2     --         --        2
Variable Accumulation Unit Value...  $  6.27  $ 10.05   $11.30   $10.89   $10.29    $--     $11.02   $10.81
Total Return.......................   (37.6%)  (11.1%)    3.7%     5.8%     2.9%     --       1.9%     8.1%
Investment Income Ratio............     0.9%     0.7%     0.5%       --     0.5%     --         --       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                 DELAWARE VIP
                                             INTERNATIONAL VALUE                      DREYFUS IP
                  DAVIS VALUE                  EQUITY SERIES--                   TECHNOLOGY GROWTH--
                   PORTFOLIO                    STANDARD CLASS                      INITIAL SHARES
      ----------------------------------  -------------------------  -------------------------------------------
        2008     2007     2006     2005     2008     2007     2006     2008     2007     2006     2005     2004
      ----------------------------------------------------------------------------------------------------------


      $    --   $   --   $   --   $   --  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --     --         --       --       --       --       --
      $    --   $   --   $   --   $   --  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --     --         --       --       --       --       --
           --       --       --       --       --       --     --         --       --       --       --       --


      $    --   $  151   $  143   $   82  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --
           --       14       13        8       --       --     --         --       --       --       --       --
      $ 10.73   $10.97   $11.31   $ 9.86  $    --   $   --    $--    $  9.86   $ 9.86   $ 9.86   $   --   $ 9.79
        (2.2%)   (3.0%)   14.7%    (1.4%)      --       --     --         --       --     0.7%       --    (1.1%)
           --     3.1%     0.6%    43.1%       --       --     --         --       --       --       --       --


      $ 1,070   $1,783   $  315   $  118  $    --   $  403    $--    $   531   $  671   $  376   $  336   $  133
          151      150       28       12       --       38     --         75       56       36       33       14
      $  7.08   $11.86   $11.34   $ 9.86  $  6.10   $10.59    $--    $  7.09   $12.05   $10.50   $10.07   $ 9.70
       (40.3%)    4.6%    15.0%    (1.4%)  (42.4%)    5.9%     --     (41.2%)   14.7%     4.3%     3.8%    (3.0%)
         0.9%     1.4%     1.1%       --     2.4%     2.0%     --         --       --       --       --       --





             DWS
        DREMAN SMALL       DWS GLOBAL
           MID CAP        OPPORTUNITIES                       DWS                                    FIDELITY(R) VIP
         VALUE VIP--          VIP--                  SMALL CAP INDEX VIP--                           CONTRAFUND(R)--
       CLASS A SHARES    CLASS A SHARES                  CLASS A SHARES                               INITIAL CLASS
      ----------------  ----------------  -------------------------------------------  -------------------------------------------
        2008     2007     2008     2007     2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
      ----------------------------------------------------------------------------------------------------------------------------


      $    --   $   --  $    --    $--    $    --  $    --  $    --   $   --   $   --  $   121  $   306  $   263   $  543   $  469
           --       --       --     --         --       --       --       --       --        9       13       13       30       30
      $    --   $   --  $    --    $--    $    --  $    --  $    --   $   --   $   --  $ 13.30  $ 23.22  $ 19.88   $17.92   $15.44
           --       --       --     --         --       --       --       --       --   (42.7%)   16.8%    10.9%    16.1%    14.7%
           --       --       --     --         --       --       --       --       --     0.9%     1.0%     1.5%     0.3%     0.3%


      $    --   $   --  $    --    $--    $    75  $   113  $   102   $  188   $   73  $ 1,011  $ 1,790  $ 1,227   $1,994   $1,573
           --       --       --     --          8        8        7       15        6       85       86       69      126      116
      $    --   $   --  $    --    $--    $  9.55  $ 14.53  $ 14.85   $12.67   $12.18  $ 11.88  $ 20.73  $ 17.67   $15.86   $13.59
           --       --       --     --     (34.3%)   (2.1%)   17.2%     4.0%    17.5%   (42.7%)   17.3%    11.4%    16.6%    15.2%
           --       --       --     --       1.6%     0.8%     0.6%     0.7%     0.2%     1.0%     1.1%     1.2%     0.3%     0.7%


      $   861   $1,220  $    11    $--    $ 9,454  $14,260  $24,980   $8,970   $5,823  $16,770  $19,399  $11,897   $3,687   $  514
          139      131        2     --      1,065    1,057    1,816      766      519    1,716    1,140      822      285       46
      $  6.19   $ 9.29  $  5.24    $--    $  8.89  $ 13.49  $ 13.75   $11.70   $11.23  $  9.78  $ 17.02  $ 14.47   $12.95   $11.08
       (33.4%)   (7.1%)  (47.6%)    --     (34.1%)   (1.9%)   17.5%     4.3%    12.3%   (42.5%)   17.6%    11.7%    16.9%    10.8%
         1.7%       --       --     --       1.6%     0.9%     0.4%     0.5%     0.1%     1.2%     1.1%     1.5%     0.1%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      FIDELITY(R) VIP
                                                      EQUITY-INCOME--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $     3   $   59    $   60    $2,172    $1,873
Units Outstanding..................        --        4         4       165       149
Variable Accumulation Unit Value...   $  9.07   $15.87    $15.74    $13.18    $12.54
Total Return.......................    (42.8%)    0.8%     19.4%      5.1%     10.8%
Investment Income Ratio............      0.8%     1.8%      2.5%      1.6%      1.6%

SERIES II POLICIES(b)
Net Assets.........................   $     6   $   11    $   --    $   58    $   49
Units Outstanding..................         1        1        --         4         3
Variable Accumulation Unit Value...   $  9.85   $17.21    $16.97    $15.69    $14.86
Total Return.......................    (42.8%)    1.4%      8.2%      5.6%     11.3%
Investment Income Ratio............        --       --      2.5%      1.4%      3.8%

SERIES III POLICIES(c)
Net Assets.........................   $ 4,568   $9,198    $8,274    $3,577    $1,737
Units Outstanding..................       570      658       514       311       160
Variable Accumulation Unit Value...   $  8.02   $13.98    $13.77    $11.46    $10.82
Total Return.......................    (42.7%)    1.5%     20.2%      5.9%      8.2%
Investment Income Ratio............      2.5%     2.0%      3.5%      0.8%        --







                                                      FIDELITY(R) VIP
                                                         GROWTH--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $    46   $  244    $   71    $  339    $  270
Units Outstanding..................         6       16         6        31        26
Variable Accumulation Unit Value...   $  7.79   $14.79    $11.67    $10.95    $10.38
Total Return.......................    (47.3%)   26.6%      6.6%      5.5%      3.1%
Investment Income Ratio............      0.5%     0.8%      0.6%      0.4%      0.7%

SERIES III POLICIES(c)
Net Assets.........................   $ 1,720   $3,823    $2,568    $3,613    $1,636
Units Outstanding..................       230      268       229       344       165
Variable Accumulation Unit Value...   $  7.52   $14.23    $11.21    $10.49    $ 9.92
Total Return.......................    (47.2%)   27.0%      6.9%      5.8%     (0.8%)
Investment Income Ratio............      0.8%     0.8%      0.6%      0.3%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                  FIDELITY(R) VIP                         FIDELITY(R) VIP                    FIDELITY(R) VIP
                   FREEDOM 2010                            FREEDOM 2020                       FREEDOM 2030
                    PORTFOLIO--                             PORTFOLIO--                        PORTFOLIO--
                  INITIAL SHARES                          INITIAL SHARES                     INITIAL SHARES
      --------------------------------------  --------------------------------------  ----------------------------
        2008      2007      2006      2005      2008      2007      2006      2005      2008      2007      2006
      ------------------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $    --   $   --    $   --
            --       --        --        --         --       --        --        --         --       --        --
       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $    --   $   --    $   --
            --       --        --        --         --       --        --        --         --       --        --
            --       --        --        --         --       --        --        --         --       --        --



       $    --   $   31    $   --    $   --    $    11   $   18    $   --    $   --    $    --   $   --    $   --
            --        3        --        --          2        2        --        --         --       --        --
       $ 10.20   $10.25    $   --    $   --    $  7.38   $10.98    $   --    $   --    $    --   $   --    $   --
         (0.4%)    2.5%        --        --     (32.8%)    9.8%        --        --         --       --        --
            --    14.8%        --        --       3.2%     2.5%        --        --         --       --        --



       $ 1,049   $  340    $  180    $  221    $ 3,127   $  931    $  177    $   83    $ 1,872   $  644    $  230
           117       28        16        22        376       75        16         8        246       52        21
       $  8.97   $11.96    $11.01    $10.02    $  8.31   $12.33    $11.19    $ 9.99    $  7.61   $12.29    $11.04
        (25.1%)    8.7%      9.8%      0.2%     (32.6%)   10.2%     12.0%     (0.1%)    (38.0%)   11.4%     10.4%
          4.5%     2.3%      1.8%        --       4.7%     3.8%      1.8%        --       4.2%     1.8%      4.1%







                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                         INDEX 500--                                 INVESTMENT GRADE BOND--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --        --       --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --        --       --        --        --        --        --        --
            --        --        --        --       --        --        --        --        --        --


       $   247   $   336   $ 1,519   $ 1,050   $  816    $1,904    $2,001    $1,653    $1,150    $  926
            23        20        94        75       61       151       153       131        95        78
       $ 10.63   $ 16.91   $ 16.08   $ 13.93   $13.32    $12.65    $13.11    $12.59    $12.10    $11.87
        (37.2%)     5.2%     15.4%      4.6%    10.3%     (3.5%)     4.1%      4.1%      1.9%      4.2%
          2.6%      3.1%      1.3%      1.5%     2.8%      4.2%      4.1%      3.4%      3.5%     11.0%


       $24,421   $32,904   $26,736   $15,576   $5,552    $5,070    $4,516    $2,444    $1,191    $  115
         2,817     2,392     2,049     1,381      516       456       392       221       113        11
       $  8.67   $ 13.75   $ 13.04   $ 11.27   $10.75    $11.14    $11.52    $11.04    $10.58    $10.35
        (37.0%)     5.4%     15.7%      4.8%     7.5%     (3.2%)     4.3%      4.3%      2.2%      3.5%
          2.3%      3.5%      1.3%      0.7%       --      3.9%      3.7%      2.8%      0.9%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      FIDELITY(R) VIP
                                                         MID-CAP--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $    --   $    --   $   --    $   --
Units Outstanding..................        --        --        --       --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $   --    $   --
Total Return.......................        --        --        --       --        --
Investment Income Ratio............        --        --        --       --        --

SERIES II POLICIES(b)
Net Assets.........................   $   468   $ 1,152   $ 1,196   $  739    $  584
Units Outstanding..................        34        51        61       42        39
Variable Accumulation Unit Value...   $ 13.76   $ 22.77   $ 19.74   $17.56    $14.88
Total Return.......................    (39.6%)    15.3%     12.4%    18.0%     24.6%
Investment Income Ratio............      0.5%      0.9%      0.3%       --        --

SERIES III POLICIES(c)
Net Assets.........................   $13,908   $22,201   $17,242   $9,912    $4,230
Units Outstanding..................     1,284     1,242     1,115      721       365
Variable Accumulation Unit Value...   $ 10.82   $ 17.87   $ 15.46   $13.72    $11.59
Total Return.......................    (39.4%)    15.6%     12.7%    18.3%     15.9%
Investment Income Ratio............      0.5%      0.9%      0.3%       --        --







                                                       JANUS ASPEN
                                                    SERIES BALANCED--
                                                   INSTITUTIONAL SHARES
                                     -----------------------------------------------
                                       2008     2007      2006      2005      2004
                                     -----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $ 8,303   $10,243   $9,579    $11,800   $11,571
Units Outstanding..................      486       503      517        700       736
Variable Accumulation Unit Value...  $ 17.07   $ 20.35   $18.54    $ 16.86   $ 15.73
Total Return.......................   (16.1%)     9.8%     9.9%       7.2%      7.8%
Investment Income Ratio............     2.7%      2.6%     2.1%       2.3%      2.3%

SERIES II POLICIES(b)
Net Assets.........................  $ 1,796   $ 1,994   $1,623    $ 1,201   $   998
Units Outstanding..................      142       133      119         97        87
Variable Accumulation Unit Value...  $ 12.63   $ 15.04   $13.64    $ 12.35   $ 11.47
Total Return.......................   (16.0%)    10.3%    10.4%       7.7%      8.3%
Investment Income Ratio............     2.8%      2.6%     2.3%       2.4%      7.8%

SERIES III POLICIES(c)
Net Assets.........................  $ 4,622   $ 4,650   $1,928    $ 1,262   $   797
Units Outstanding..................      391       331      152        110        75
Variable Accumulation Unit Value...  $ 11.81   $ 14.03   $12.69    $ 11.47   $ 10.62
Total Return.......................   (15.8%)    10.5%    10.7%       7.9%      6.2%
Investment Income Ratio............     2.8%      2.7%     2.2%       1.7%      3.3%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                                                     FIDELITY(R)
                                                         VIP
                    FIDELITY(R) VIP                     VALUE                    FIDELITY(R) VIP
                       OVERSEAS--                     LEADERS--                 VALUE STRATEGIES--
                     INITIAL CLASS                  INITIAL CLASS                SERVICE CLASS 2
      -------------------------------------------  --------------  -------------------------------------------
        2008     2007     2006     2005     2004    2008    2007     2008     2007     2006     2005     2004
      --------------------------------------------------------------------------------------------------------



      $    --  $    --  $    --   $   --   $   --  $   --  $   --  $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --      --      --       --       --       --       --       --
      $    --  $    --  $    --   $   --   $   --  $   --     $--  $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --      --      --       --       --       --       --       --
           --       --       --       --       --      --      --       --       --       --       --       --



      $   147  $   156  $    --   $  165   $   --  $   --     $--  $    --   $   --   $   --   $   --   $   --
           17       10       --       11       --      --      --       --       --       --       --       --
      $  8.74  $ 15.59  $ 15.82   $14.53   $14.40  $   --     $--  $    --   $   --   $   --   $   --   $   --
       (43.9%)   (1.5%)    8.9%     0.9%     8.9%      --      --       --       --       --       --       --
         3.6%     7.7%     1.4%       --     3.2%      --      --       --       --       --       --       --



      $ 7,991  $13,500  $14,042   $4,129   $  705  $   --     $--  $   187   $  432   $  255   $  129   $   27
          824      783      955      332       67      --      --       26       29       18       11        2
      $  9.69  $ 17.25  $ 14.70   $12.45   $10.46  $ 9.96     $--  $  7.25   $14.89   $14.12   $12.17   $11.88
       (43.8%)   17.3%    18.1%    19.0%     4.6%   (0.4%)     --   (51.3%)    5.4%    16.0%     2.4%    18.8%
         2.6%     3.0%     0.4%     0.2%       --    2.4%      --     0.5%     0.7%     0.3%       --       --







                  JANUS ASPEN                             JANUS ASPEN                                  JANUS ASPEN
                SERIES FORTY--                      SERIES MID CAP GROWTH--                     SERIES WORLDWIDE GROWTH--
             INSTITUTIONAL SHARES                     INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES
      ----------------------------------  -------------------------------------------  -------------------------------------------
        2008     2007     2006     2005     2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
      ----------------------------------------------------------------------------------------------------------------------------


      $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --  $   158   $  296   $  276   $  285   $  523
           --       --       --       --       --       --       --       --       --       20       20       21       25       48
      $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --  $  8.02   $14.55   $13.37   $11.39   $10.83
           --       --       --       --       --       --       --       --       --   (44.8%)    8.9%    17.4%     5.1%     4.0%
           --       --       --       --       --       --       --       --       --     1.2%     0.8%     1.7%     1.3%     1.1%


      $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --  $    --   $   --   $   --   $   96   $   63
           --       --       --       --       --       --       --       --       --       --       --       --        9        6
      $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --  $ 10.53   $10.53   $10.53   $10.79   $10.21
           --       --       --       --       --       --       --       --       --       --       --    (2.4%)    5.6%     4.5%
           --       --       --       --       --       --       --       --       --       --       --     2.2%     1.5%     3.1%


      $ 5,270   $7,521   $4,077   $  307  $ 5,755   $7,998   $5,191   $3,388   $  638  $   370   $  749   $  599   $  457   $  128
          615      490      364       30      586      458      363      269       57       50       56       49       44       13
      $  8.56   $15.33   $11.19   $10.24  $  9.82   $17.44   $14.29   $12.58   $11.20  $  7.39   $13.36   $12.18   $10.31   $ 9.74
       (44.1%)   37.0%     9.3%     2.4%   (43.7%)   22.0%    13.6%    12.3%    12.0%   (44.7%)    9.6%    18.2%     5.9%    (2.6%)
         0.1%     0.4%     0.5%     0.6%     0.3%     0.2%       --       --       --     1.2%     0.8%     2.0%     1.4%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     LAZARD
                                         RETIREMENT INTERNATIONAL EQUITY
                                                    PORTFOLIO
                                     --------------------------------------
                                       2008      2007      2006      2005
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --
Units Outstanding..................        --       --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --
Total Return.......................        --       --        --        --
Investment Income Ratio............        --       --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   130   $   --    $   --    $   --
Units Outstanding..................        17       --        --        --
Variable Accumulation Unit Value...   $  7.75   $10.55    $   --    $   --
Total Return.......................    (26.6%)    5.5%        --        --
Investment Income Ratio............      3.2%     2.1%        --        --


SERIES III POLICIES(c)
Net Assets.........................   $ 1,599   $3,086    $2,291    $   26
Units Outstanding..................       172      209       172         2
Variable Accumulation Unit Value...   $  9.30   $14.76    $13.32    $10.87
Total Return.......................    (37.0%)   10.8%     22.5%      8.7%
Investment Income Ratio............      1.0%     2.7%      1.4%      1.0%







                                                     MFS(R) INVESTORS
                                                      TRUST SERIES--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $   137   $  210    $  194    $  176    $  169
Units Outstanding..................        12       12        12        13        13
Variable Accumulation Unit Value...   $ 11.41   $17.09    $15.54    $13.79    $12.88
Total Return.......................    (33.2%)   10.0%     12.7%      7.0%     11.1%
Investment Income Ratio............      0.8%     0.8%      0.5%      0.5%      1.7%

SERIES III POLICIES(c)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                         LORD ABBETT
                        SERIES FUND--                              LVIP BARON GROWTH
                        MID-CAP VALUE                            OPPORTUNITIES FUND--
                          PORTFOLIO                              SERVICE CLASS SHARES
      ------------------------------------------------  --------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005
      ----------------------------------------------------------------------------------------


       $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --    $   --
            --        --        --       --        --         --       --        --        --
       $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --    $   --
            --        --        --       --        --         --       --        --        --
            --        --        --       --        --         --       --        --        --


       $   123   $   188   $   166   $1,100    $1,026    $    96   $  144    $   71    $   --
            11        10         9       68        69         15       13         7        --
       $ 10.95   $ 18.10   $ 18.03   $16.11    $14.92    $  6.60   $10.86    $10.53    $   --
        (39.5%)     0.3%     12.0%     8.0%     23.7%     (39.3%)    3.1%      5.3%        --
          1.4%      0.5%      0.1%     0.5%      1.2%         --       --        --        --


       $ 4,685   $13,379   $11,906   $8,068    $5,014    $ 1,885   $2,685    $  788    $  128
           548       945       846      644       433        258      224        68        13
       $  8.58   $ 14.15   $ 14.07   $12.53    $11.58    $  7.30   $11.99    $11.59    $10.04
        (39.4%)     0.6%     12.2%     8.2%     15.8%     (39.1%)    3.4%     15.5%      0.4%
          1.1%      0.5%      0.6%     0.5%      1.1%         --       --        --        --







                           MFS(R)                                            MFS(R)
                   NEW DISCOVERY SERIES--                              UTILITIES SERIES--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --        --         --       --        --        --        --
            --       --        --        --        --         --       --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $    73   $   28    $   --    $    8    $   --
            --       --        --        --        --          7        2        --         1        --
       $    --   $   --    $   --    $   --    $   --    $ 10.85   $17.45    $13.64    $12.92    $11.75
            --       --        --        --        --     (37.8%)   27.9%      5.6%     10.0%      5.5%
            --       --        --        --        --       0.6%     1.3%      4.3%        --      8.2%


       $     5   $    9    $   15    $  596    $  315    $   973   $1,258    $  621    $   15    $   --
             1        1         1        57        32         81       65        41         1        --
       $  7.37   $12.14    $11.84    $10.46    $ 9.94    $ 12.02   $19.28    $15.08    $11.49    $   --
        (39.3%)    2.5%     13.2%      5.2%     (0.6%)    (37.7%)   27.9%     31.3%     14.9%        --
            --       --        --        --        --       1.5%     0.8%      0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                    MORGAN STANLEY UIF
                                                  EMERGING MARKETS DEBT--
                                                          CLASS I
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    91   $  132    $  116    $   64    $   --
Units Outstanding..................         8       10         9         6        --
Variable Accumulation Unit Value...   $ 11.29   $13.31    $12.52    $11.33    $   --
Total Return.......................    (15.2%)    6.3%     10.5%     13.3%        --
Investment Income Ratio............      7.0%     7.3%      8.1%      6.2%        --


SERIES III POLICIES(c)
Net Assets.........................   $   907   $  600    $  193    $   16    $   --
Units Outstanding..................        74       42        14         1        --
Variable Accumulation Unit Value...   $ 12.20   $14.35    $13.47    $12.15    $10.82
Total Return.......................    (15.0%)    6.5%     10.8%     12.3%      8.2%
Investment Income Ratio............      7.7%     7.3%     10.4%      6.6%     85.3%






                                         OPPENHEIMER
                                          CORE BOND                            PIMCO
                                           FUND/VA                        LOW DURATION--
                                     NON-SERVICE SHARES             ADMINISTRATIVE CLASS SHARES
                                     ------------------  ------------------------------------------------
                                       2008      2007      2008      2007      2006      2005      2004
                                     --------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --     $--     $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --      --          --       --        --        --        --
Variable Accumulation Unit Value...   $    --     $--     $    --   $   --    $   --    $   --    $   --
Total Return.......................        --      --          --       --        --        --        --
Investment Income Ratio............        --      --          --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    --     $--     $    --   $   --    $   --    $  228    $  152
Units Outstanding..................        --      --          --       --        --        23        15
Variable Accumulation Unit Value...   $    --     $--     $ 10.12   $10.12    $10.12    $10.08    $10.00
Total Return.......................        --      --          --       --      0.5%      0.8%        --
Investment Income Ratio............        --      --          --       --      3.9%      2.9%      5.5%


SERIES III POLICIES(c)
Net Assets.........................   $     1     $--     $ 1,318   $  415    $  264    $   58    $   48
Units Outstanding..................        --      --         117       37        25         6         5
Variable Accumulation Unit Value...   $  7.44     $--     $ 11.27   $11.31    $10.54    $10.11    $10.00
Total Return.......................    (25.6%)     --       (0.4%)    7.4%      4.3%      1.0%        --
Investment Income Ratio............        --      --        4.0%     4.8%      4.1%      1.8%      1.9%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                                                     OPPENHEIMER
                                                                                                NEUBERGER BERMAN       CAPITAL
                     MORGAN STANLEY                             MORGAN STANLEY UIF                AMT PARTNERS      APPRECIATION
             UIF EMERGING MARKETS EQUITY--                      U.S. REAL ESTATE--                 PORTFOLIO--      FUND/VA NON-
                        CLASS I                                      CLASS I                         CLASS I       SERVICES SHARES
      -------------------------------------------  -------------------------------------------  ----------------  ----------------
        2008     2007     2006     2005     2004     2008     2007     2006     2005     2004     2008     2007     2008     2007
      ----------------------------------------------------------------------------------------------------------------------------


      $    --   $   80   $   56   $   40   $   29  $    --  $    --   $   --   $   --   $   --  $    --    $--    $    --    $--
           --        2        2        2        2       --       --       --       --       --       --     --         --     --
      $ 13.98   $32.35   $23.19   $17.03   $12.81  $    --  $    --   $   --   $   --   $   --  $    --    $--    $    --    $--
       (56.8%)   39.5%    36.2%    32.9%    22.3%       --       --       --       --       --       --     --         --     --
           --     0.5%     0.8%     0.6%     0.7%       --       --       --       --       --       --     --
           --       --


      $   139   $  572   $   78   $   86   $   --  $   283  $   466   $  378   $  594   $  952  $    --    $--    $    --    $--
           14       25        5        7       --       20       21       14       30       56       --     --         --     --
      $ 10.09   $23.32   $16.65   $12.17   $   --  $ 13.88  $ 22.41   $27.09   $19.67   $16.85  $    --    $--    $    --    $--
       (56.7%)   40.1%    36.8%    21.7%       --   (38.0%)  (17.3%)   37.7%    16.8%    36.1%       --     --         --     --
           --     0.1%     0.7%     0.5%       --     3.3%     0.9%     0.7%     1.0%     4.6%       --     --         --     --


      $ 3,985   $7,958   $3,353   $1,428   $  481  $ 7,663  $11,399   $5,238   $2,628   $  809  $   288    $--    $     1    $--
          320      278      164       96       43      675      622      237      164       59       57     --         --     --
      $ 12.46   $28.72   $20.45   $14.91   $11.14  $ 11.38  $ 18.32   $22.10   $16.01   $13.67  $  5.07    $--    $  6.10    $--
       (56.6%)   40.5%    37.1%    33.9%    11.4%   (37.9%)  (17.1%)   38.0%    17.1%    36.7%   (49.3%)    --     (39.0%)    --
           --     0.4%     0.8%     0.3%       --     3.7%     1.2%     1.1%     0.9%     1.9%     1.0%     --         --     --






                                                                                                          PIMCO
                         PIMCO                                        PIMCO                         U.S. GOVERNMENT--
                     REAL RETURN--                                TOTAL RETURN--                      ADMINISTRATIVE
              ADMINISTRATIVE CLASS SHARES                  ADMINISTRATIVE CLASS SHARES                 CLASS SHARES
      -------------------------------------------  -------------------------------------------  -------------------------
        2008     2007     2006     2005     2004     2008     2007     2006     2005     2004     2008     2007     2006
      -------------------------------------------------------------------------------------------------------------------


       $   --   $   --   $   --   $   --   $   --  $    --  $    --  $    --   $   --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --       --       --       --       --       --       --       --
       $   --   $   --   $   --   $   --   $   --  $    --  $    --  $    --   $   --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --       --       --       --       --       --       --       --
           --       --       --       --       --       --       --       --       --       --       --       --       --



       $    2   $  103   $   90   $  137   $   78  $    --  $    --  $    69   $  217   $   --   $   --   $   --   $   --
           --        9        9       13        8       --       --        7       21       --       --       --       --
       $10.61   $11.50   $10.42   $10.37   $10.18  $ 10.65  $ 10.65  $ 10.56   $10.19   $   --   $   --   $   --   $   --
        (7.8%)   10.4%     0.5%     1.8%     1.8%       --     0.9%     3.6%     1.9%       --       --       --       --
         3.8%     4.7%     4.2%     2.9%     4.5%       --     4.7%     4.4%     3.7%       --       --       --       --



       $5,606   $4,776   $2,622   $1,237   $   24  $29,834  $24,413  $14,366   $8,384   $3,027   $  100   $   43   $  579
          520      412      250      119        2    2,377    2,039    1,305      790      292        7        4       54
       $10.72   $11.59   $10.48   $10.40   $10.19  $ 12.55  $ 11.97  $ 11.01   $10.60   $10.35   $13.97   $11.91   $10.64
        (7.5%)   10.7%     0.7%     2.1%     1.9%     4.8%     8.8%     3.8%     2.5%     3.5%    17.3%    11.9%       --
         3.5%     4.6%     4.2%     3.1%     1.7%     4.4%     4.7%     4.3%     3.2%     2.1%     3.8%       --     4.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                           ROYCE
                                                   MICRO-CAP PORTFOLIO--
                                                     INVESTMENT CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    31   $  338    $  405    $  156    $   84
Units Outstanding..................         4       22        27        13         8
Variable Accumulation Unit Value...   $  8.70   $15.37    $14.82    $12.25    $11.01
Total Return.......................    (43.4%)    3.7%     20.9%     11.3%     10.1%
Investment Income Ratio............      0.9%     1.3%      0.3%      0.7%        --


SERIES III POLICIES(c)
Net Assets.........................   $ 1,567   $3,369    $1,722    $  642    $  211
Units Outstanding..................       178      218       116        52        19
Variable Accumulation Unit Value...   $  8.79   $15.49    $14.90    $12.29    $11.01
Total Return.......................    (43.3%)    4.0%     21.2%     11.6%     10.1%
Investment Income Ratio............      2.8%     1.7%      0.3%      0.6%        --







                                                       T. ROWE PRICE
                                                       EQUITY INCOME
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   405   $   658   $   659   $  460    $  412
Units Outstanding..................        36        37        38       32        29
Variable Accumulation Unit Value...   $ 11.23   $ 17.64   $ 17.20   $14.56    $14.11
Total Return.......................    (36.3%)     2.5%     18.1%     3.2%     14.1%
Investment Income Ratio............      2.3%      1.7%      1.7%     1.5%      1.6%

SERIES II POLICIES(b)
Net Assets.........................   $ 1,078   $ 2,152   $ 1,681   $2,588    $2,044
Units Outstanding..................       111       141       113      207       170
Variable Accumulation Unit Value...   $  9.72   $ 15.26   $ 14.81   $12.48    $12.04
Total Return.......................    (36.3%)     3.0%     18.7%     3.7%     14.6%
Investment Income Ratio............      2.3%      1.8%      1.6%     1.6%      4.5%

SERIES III POLICIES(c)
Net Assets.........................   $14,562   $20,879   $12,882   $8,428    $3,620
Units Outstanding..................     1,604     1,467       934      727       325
Variable Accumulation Unit Value...   $  9.09   $ 14.23   $ 13.78   $11.59    $11.15
Total Return.......................    (36.1%)     3.3%     19.0%     3.9%     11.5%
Investment Income Ratio............      2.4%      1.8%      1.6%     1.4%      2.6%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                       ROYCE                                    T. ROWE PRICE
               SMALL-CAP PORTFOLIO--                          BLUE CHIP GROWTH
                 INVESTMENT CLASS                                 PORTFOLIO
      --------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2008      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
            --       --        --        --         --       --        --        --        --



       $    --   $   --    $   --    $   --    $    --   $   --    $  141    $  241    $  201
            --       --        --        --         --       --        11        21        19
       $ 10.50   $10.50    $10.50    $   --    $ 12.64   $12.64    $12.31    $11.25    $10.65
            --       --      5.0%        --         --     2.7%      9.4%      5.7%      6.5%
            --       --        --        --         --       --      0.2%      0.1%      6.8%



       $ 5,087   $3,797    $1,546    $  187    $ 6,092   $8,877    $7,222    $8,056    $4,500
           609      331       132        18        738      618       567       694       411
       $  8.35   $11.47    $11.72    $10.15    $  8.25   $14.36    $12.73    $11.61    $10.96
        (27.2%)   (2.1%)    15.4%      1.5%     (42.5%)   12.7%      9.7%      5.9%      9.6%
          1.0%     0.1%      0.1%        --       0.1%     0.5%      0.3%      0.1%      2.3%







                   T. ROWE PRICE                                T. ROWE PRICE
                     INDEX 500                               INTERNATIONAL STOCK
                     PORTFOLIO                                    PORTFOLIO
      --------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2008      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
            --       --        --        --         --       --        --        --        --



       $    --   $   --    $   --    $   --    $   284   $  477    $  377    $  275    $  117
            --       --        --        --         32       27        24        21        10
       $    --   $   --    $   --    $   --    $  8.94   $17.47    $15.50    $13.04    $11.27
            --       --        --        --     (48.8%)   12.8%     18.8%     15.7%     12.7%
            --       --        --        --       2.4%     1.6%      1.4%      1.8%      9.9%



       $   373   $  442    $  347    $   24    $   736   $1,672    $  905    $  375    $  251
            46       34        28         2         82       96        58        29        22
       $  8.03   $12.82    $12.20    $10.57    $  8.95   $17.45    $15.44    $12.96    $11.17
        (37.4%)    5.1%     15.4%      5.7%     (48.7%)   13.0%     19.1%     16.0%     11.7%
          2.1%     1.7%      2.4%      2.4%       2.0%     1.7%      0.9%      1.3%      2.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       T. ROWE PRICE
                                                     LIMITED-TERM BOND
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $  124    $  121    $  101    $   93    $  200
Units Outstanding..................       10        10         9         9        19
Variable Accumulation Unit Value...   $11.96    $11.80    $11.22    $10.80    $10.64
Total Return.......................     1.3%      5.2%      3.8%      1.5%      0.9%
Investment Income Ratio............     4.0%      4.3%      4.0%      3.5%      9.2%

SERIES III POLICIES(c)
Net Assets.........................   $1,862    $1,604    $  873    $  325    $   63
Units Outstanding..................      163       143        82        32         6
Variable Accumulation Unit Value...   $11.41    $11.23    $10.65    $10.23    $10.05
Total Return.......................     1.6%      5.5%      4.1%      1.8%      0.5%
Investment Income Ratio............     4.0%      4.2%      3.8%      3.0%      4.6%







                                                          VAN ECK
                                                WORLDWIDE ABSOLUTE RETURN--
                                                   INITIAL CLASS SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --     $  --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --     $  --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $    --   $   --    $   --     $  --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --     $  --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $   296   $  306    $  244     $  75    $    9
Units Outstanding..................        31       27        23         8         1
Variable Accumulation Unit Value...   $  9.76   $11.23    $10.79     $9.93    $ 9.91
Total Return.......................    (13.1%)    4.1%      8.7%      0.2%     (0.9%)
Investment Income Ratio............      0.1%     0.6%        --        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                        T. ROWE PRICE                                     T. ROWE PRICE
                     NEW AMERICA GROWTH                            PERSONAL STRATEGY BALANCED
                          PORTFOLIO                                         PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $    --   $    --   $    --   $   --    $   --
            --       --        --        --        --         --        --        --       --        --
       $    --   $   --    $   --    $   --    $   --    $    --   $    --   $    --   $   --    $   --
            --       --        --        --        --         --        --        --       --        --
            --       --        --        --        --         --        --        --       --        --



       $    --   $  247    $  295    $   75    $   --    $    --   $    --   $    --   $   --    $   --
            --       18        24         7        --         --        --        --       --        --
       $ 14.07   $13.85    $12.22    $10.64    $   --    $    --   $    --   $    --   $   --    $   --
          1.6%    13.3%     14.9%      6.4%        --         --        --        --       --        --
            --       --      0.1%        --        --         --        --        --       --        --



       $ 1,886   $2,665    $1,011    $  449    $   49    $16,427   $13,558   $19,466   $7,790    $5,185
           232      202        87        42         5      1,675       969     1,497      670       475
       $  8.13   $13.17    $11.58    $10.79    $10.32    $  9.81   $ 13.99   $ 13.00   $11.62    $10.92
        (38.2%)   13.8%      7.3%      4.5%      3.2%     (29.9%)     7.6%     11.9%     6.4%      9.2%
            --       --      0.1%        --      0.3%       2.6%      2.1%      2.3%     1.6%      2.2%






            VAN ECK           VAN ECK WIT
        WORLDWIDE HARD      WORLDWIDE BOND
           ASSETS--             FUND--
         INITIAL CLASS       INITIAL CLASS
            SHARES              SHARES
      ------------------  ------------------
        2008      2007      2008      2007
      --------------------------------------



       $    --     $--     $   --    $   --
            --      --         --        --
       $    --     $--     $   --    $   --
            --      --         --        --
            --      --
            --      --



       $    --     $--     $   --    $   --
            --      --         --        --
       $    --     $--     $   --    $   --
            --      --         --        --
            --      --
            --      --



       $    16     $--     $    4    $   --
             3      --         --        --
       $  4.74     $--     $10.63    $10.26
        (52.6%)     --       3.6%        --
            --      --       1.5%        --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the
Corporate Sponsored Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the funds, provide a reasonable basis for our opinion.

pricesig

New York, New York
February 19, 2009

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2008 AND 2007

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2008      2007
                                                                -------   -------
                                                                  (IN MILLIONS)
                                      ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $1,152 in
     2008 and $1,625 in 2007).................................  $41,308   $39,799
  Trading securities..........................................       52        71
Equity securities, at fair value
  Available-for-sale..........................................    1,133        15
Mortgage loans................................................    5,653     5,208
Policy loans..................................................      750       703
Securities purchased under agreements to resell...............      185       682
Other investments.............................................    1,515       648
                                                                -------   -------
     Total investments........................................   50,596    47,126
Cash and cash equivalents.....................................      907       893
Deferred policy acquisition costs.............................    4,667     3,431
Interest in annuity contracts.................................    4,716     4,468
Amounts recoverable from reinsurer............................    6,604     6,601
Other assets..................................................    1,847       869
Separate account assets.......................................   12,881    19,093
                                                                -------   -------
     Total assets.............................................  $82,218   $82,481
                                                                =======   =======

                       LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances...............................  $48,766   $42,795
Future policy benefits........................................    3,733     2,766
Policy claims.................................................      193       183
Obligations under structured settlement agreements............    4,716     4,468
Amounts payable to reinsurer..................................    5,686     5,379
Other liabilities.............................................    2,253     2,824
Separate account liabilities..................................   12,881    19,093
                                                                -------   -------
     Total liabilities........................................   78,228    77,508
                                                                -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares authorized,
  2,500 issued and outstanding)...............................       25        25
Additional paid in capital....................................    2,628     1,410
Accumulated other comprehensive income........................   (2,137)       95
Retained earnings.............................................    3,474     3,443
                                                                -------   -------
     Total stockholder's equity...............................    3,990     4,973
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $82,218   $82,481
                                                                =======   =======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             2008     2007     2006
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $1,374   $  855   $  565
  Fees-universal life and annuity policies................     619      601      487
  Net investment income...................................   2,755    2,578    2,400
  Net investment losses...................................    (406)     (66)     (41)
  Net revenue from reinsurance............................     206      206      214
  Other income............................................      35       36       28
                                                            ------   ------   ------
     Total revenues.......................................   4,583    4,210    3,653
                                                            ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances....   2,141    1,781    1,646
  Increase in liabilities for future policy benefits......   1,225      777      529
  Policyholder benefits...................................     349      204      114
  Operating expenses......................................     900      963      899
                                                            ------   ------   ------
     Total expenses.......................................   4,615    3,725    3,188
                                                            ------   ------   ------
  (Loss) Income before income taxes.......................     (32)     485      465
  Income tax (benefit) expense............................     (63)     159      138
                                                            ------   ------   ------
NET INCOME................................................  $   31   $  326   $  327
                                                            ======   ======   ======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                          ACCUMULATED
                                                 ADDITIONAL                  OTHER           TOTAL
                                       CAPITAL     PAID IN    RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                        STOCK      CAPITAL    EARNINGS   INCOME (LOSS)       EQUITY
                                       -------   ----------   --------   -------------   -------------
BALANCE AT JANUARY 1, 2006...........    $25       $1,410      $2,828       $   231         $ 4,494
                                                                                            -------
Comprehensive income:
  Net income.........................                             327                           327
                                                                                            -------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                          (154)           (154)
                                                                                            -------
  Other comprehensive income.........                                                          (154)
                                                                                            -------
Total comprehensive income...........                                                           173
                                                                                            -------
  Distribution to stockholder........                             (12)                          (12)
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2006.........     25        1,410       3,143            77           4,655
                                                                                            -------
  Cumulative effect of changes in
     accounting principles, net of
     income tax (see Note 3).........                             (26)                          (26)
                                         ---       ------      ------       -------         -------
BALANCE AT JANUARY 1, 2007, AS
  ADJUSTED...........................     25        1,410       3,117            77           4,629
                                                                                            -------
Comprehensive income:
  Net income.........................                             326                           326
                                                                                            -------
     Unrealized investment gains, net
       of related offsets,
       reclassification adjustments
       and income taxes..............                                            18              18
                                                                                            -------
  Other comprehensive income.........                                                            18
                                                                                            -------
Total comprehensive income...........                                                           344
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2007.........     25        1,410       3,443            95           4,973
Comprehensive income:
  Net income.........................                              31                            31
                                                                                            -------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                        (2,232)         (2,232)
                                                                                            -------
  Other comprehensive income.........                                                        (2,232)
                                                                                            -------
Total comprehensive income...........                                                        (2,201)
                                                                                            -------
  Capital Contribution...............               1,218                                     1,218
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2008.........    $25       $2,628      $3,474       $(2,137)        $ 3,990
                                         ===       ======      ======       =======         =======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                            2008       2007       2006
                                                          --------   --------   --------
                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income............................................  $     31   $    326   $    327
  Adjustments to reconcile net income to net cash
     provided by operating activities:
     Depreciation and amortization......................        10         34         55
     Net capitalization of deferred policy acquisition
       costs............................................      (324)      (128)      (248)
     Annuity and universal life fees....................      (489)      (455)      (412)
     Interest credited to policyholders' account
       balances.........................................     2,141      1,781      1,646
     Net investment losses..............................       406         66         41
     Equity in earnings of limited partnerships.........        65          1          1
     Deferred income taxes..............................       104          1         52
     Net revenue from intercompany reinsurance..........       (74)       (45)       (57)
     Net change in unearned revenue liability...........        36         30         49
     Changes in:
       Other assets and other liabilities...............        23        (67)         8
       Reinsurance recoverables and payables............        38         10         25
       Trading securities...............................         7          9         (1)
       Policy claims....................................        10         27         30
       Future policy benefits...........................     1,233        781        543
                                                          --------   --------   --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES.....     3,217      2,371      2,059
                                                          --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Sale of available-for-sale fixed maturities........    16,084     12,765     11,100
     Maturity of available-for-sale fixed maturities....     1,217        997      1,337
     Sale of equity securities..........................        51         67         44
     Repayment of mortgage loans........................       491        449        618
     Sale of other investments..........................       129        181         95
  Cost of:
     Available-for-sale fixed maturities acquired.......   (23,354)   (15,147)   (15,182)
     Equity securities acquired.........................      (241)        (5)       (50)
     Cash collateral paid on derivatives................       (12)        (2)        --
     Mortgage loans acquired............................      (936)    (1,468)    (1,198)
     Other investments acquired.........................      (994)      (278)      (262)
     Securities purchased under agreements to resell....       497       (305)       (90)
  Policy loans (net)....................................       (47)       (51)       (52)
                                                          --------   --------   --------
          NET CASH USED IN INVESTING ACTIVITIES.........    (7,115)    (2,797)    (3,640)
                                                          --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits...........................................     9,509      5,467      6,183
     Withdrawals........................................    (4,973)    (4,809)    (4,174)
     Net transfers to the separate accounts.............      (307)      (544)      (371)
  (Decrease) increase in loaned securities..............      (460)       642        247
  Securities sold under agreements to repurchase (net)..        34          2       (154)
  Net (paydowns) proceeds from debt.....................        --         (1)         8
  Change in book and bank overdrafts....................        29        (19)        18
  Distribution to stockholder...........................        --         --        (12)
  Net distribution to limited partner...................        --         (7)        --
  Cash collateral received on derivatives...............        69          5         (3)
  Cash contribution from parent.........................        11         --         --
                                                          --------   --------   --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES.....     3,912        736      1,742
                                                          --------   --------   --------
Net increase in cash and cash equivalents...............        14        310        161
                                                          --------   --------   --------
Cash and cash equivalents, beginning of year............       893        583        422
                                                          --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    907   $    893   $    583
                                                          ========   ========   ========




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                        DECEMBER 31, 2008, 2007 AND 2006

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 10 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  INVESTMENTS

     Fixed maturity investments, which the Company has both the ability and the intent to hold to maturity, are stated at amortized cost and classified as held-to-maturity. Investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value refer to Note 14 -- Fair Value Measurements. The amortized cost of debt securities is adjusted for amortization of premium and accretion of discounts. Interest income, as well as the related amortization of premium and accretion of discount, is included in net investment income in the accompanying Consolidation Statement of Income. Unrealized gains and losses on available-for-sale securities are reported in accumulated other comprehensive income, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments classified as trading fixed maturities are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     Included within fixed maturity investments are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans. Changes in future anticipated prepayment speeds and estimated cash flows on these securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method. Prepayment assumptions for these securities are obtained from a bank or internal estimates.

     Equity securities are carried at fair value. For a discussion on valuation methods for equity securities refer to Note 14 -- Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


sale are reflected in net unrealized investment losses in accumulated other comprehensive income, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: i) whether the decline is substantial; ii) the duration that the fair value has been less than cost; iii) the financial condition and near-term prospects of the issuer; and iv) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value. The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income in future periods based upon the amount and timing of expected future cash flows of the security, when the recoverable value of the investment, based upon reasonably estimable cash flow and the fair value of the security are greater than the carrying value of the investment after the impairment.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the estimated fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy's cash surrender value.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for impairments. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs.

     In many cases, investment in limited partnerships and limited liability companies qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this special accounting practice. For such consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in other investments in the accompanying Consolidated Balance Sheet. For such limited partnerships accounted for under the equity method, the unrealized gains and losses from the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

     Net investment (losses) gains on sales are generally computed using the specific identification method.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs, in accordance with Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities." A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns, or both, the Company would be deemed to be the VIE's "primary beneficiary" and would be required to consolidate the VIE. The Company's investments in VIEs are discussed in Note
4 -- Investments.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. However, for tri-party repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

     Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet.

     The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

     For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the effective life of those contracts. Changes in assumptions for all policies and contracts are reflected

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in the DAC asset, due to unrealized investment gains or losses, is recorded in other comprehensive income. Beginning in 2009 for new business, the Company will increase the amortization period for universal life policies and deferred annuity contracts to 99 years.

     DAC for annuity policies with life contingencies is amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

     The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written off immediately through income and only new deferrable expenses associated with the replacements are deferred. DAC written off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

  DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses in the accompanying Consolidated Statement of Income.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument are within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge will no longer be effective. As a result, the Company will prospectively discontinue hedge accounting. During 2008 and 2007, the Company

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


evaluated the creditworthiness of counterparties, and, except as discussed in
Note 11 -- Derivative Financial Instruments and Risk Management; no issues were noted that led to a discontinuation of hedge accounting.

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of Statement of Financial Accounting Standards ("SFAS") No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities": (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) equity swaps to hedge the market price risk for common stock investments.

     For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses in the accompanying Consolidated Statement of Income, together with changes in the fair value of the related hedged item. The Company's fair value hedges are primarily hedges of available-for-sale fixed maturity securities and equity securities.

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS No. 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent the derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in accumulated other comprehensive income. These changes in fair value will be included in net investment gains and losses of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset/liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment losses in the accompanying Consolidated Statement of Income. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.

     For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

     For cash flow hedges, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment losses in the accompanying Consolidated Statement of Income.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value.

  POLICYHOLDERS' ACCOUNT BALANCES

     The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

  FUTURE POLICY BENEFITS

     The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note
6 -- Policyholders' Liabilities.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, receivable from affiliates, and net deferred tax assets. Other liabilities consist primarily of collateral received on securities loaned, amounts payable for undelivered securities, and payables to affiliates.

  RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with premiums so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
6 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Any excess profit is deferred and recognized as income in a constant relationship to insurance inforce and, for annuities, in relation to the amount of expected future benefit payments. The Company did not have any excess profit for the years ended December 31, 2008, 2007 and 2006.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances (as discussed in Note 6 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note
10 -- Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

     Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109. Under FIN No. 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for certain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits are record as liabilities but off set to other assets in the accompanying Consolidated Balance Sheet and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as income tax expense.

  SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2008 and 2007, all separate account assets are stated at fair value. Separate account liabilities at December 31, 2008 and 2007 represent the policyholders' interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     For fair values of various assets and liabilities refer to Note 14 -- Fair Value Measurements.

  BUSINESS RISKS AND UNCERTAINTIES

     The securities and credit markets have been experiencing extreme volatility and disruption. In some cases, the markets have exerted downward pressure on the availability of liquidity and capital. In the event the Company needs access to additional capital, its ability to obtain such capital may be limited and the cost of any such capital may be higher than available today.

     Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company's ability to meet its financial obligations. These ratings indicate a rating agency's view of an insurance company's ability to meet its obligations to its insured. In certain of the Company's markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company.

     The Risk-Based Capital, or RBC ratio, is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company's products, interest-rate risk and general business risks. A continuation or worsening of the disruptions in the capital markets could increase equity and credit losses and reduce the Company's statutory surplus and RBC ratio.

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed income portfolio will decrease in value. If interest rates decline, the securities in the fixed income portfolio will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, are generally less liquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility. The future path of interest rates is uncertain. Large shocks to the level of interest rates or the shape of the yield curve may have an adverse financial impact to the Company as a result of the potential changes in policyholder behavior, spreads between our portfolio yields and crediting rates, or investment gains (losses).

     Credit defaults and impairments may result in write-downs in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may, in the future, downgrade certain issuers or

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


guarantors of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers or guarantors.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     The Company has exposure to sub-prime and mid-prime residential mortgage lending through its fixed maturity investments that are collateralized by mortgages that include sub-prime or mid-prime lending. Sub-prime residential mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles, including using relaxed mortgage-underwriting standards that provide for affordable mortgage products. These investments are primarily in the form of asset-backed securities ("ABS") supported by sub-prime or mid-prime mortgage loans or collateralized debt securities ("CDO") that contain a sub-prime or mid-prime loan component. At December 31, 2008, the market value of investments supported by sub-prime collateral is approximately $178 million with an unrealized loss of $37 million. Of this amount, 86.1% had "AAA" or "AA" credit quality ratings. At December 31, 2008, the market value of investments supported by mid-prime collateral is approximately $652 million with an unrealized loss of $194 million. Of this amount, 83.0% had "AAA" or "AA" credit quality ratings. The Company manages its sub-prime and mid-prime risk exposure by limiting the Company's holdings in these types of instruments, maintaining high credit quality investments, and performing ongoing analysis of cash flows, prepayment speeds, default rates and other stress variables.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

     Revenues of the Company's variable products are based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues.

     The development of policy reserves and DAC for the Company's products requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, expense, persistency and investment experience. Actual results could differ from those estimates. Management monitors actual experience and, where circumstances warrant, revises its assumptions and the related estimates for policy reserves and DAC.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

     The Company faces strong competition in its Life Insurance and Agency and Retirement Income Security businesses. The Company's ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The attractiveness to the Company's customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. These tax laws have been put in place to serve the social purpose of encouraging the purchase of life insurance for the protection of families and businesses. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company's products to its customers.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

NOTE 3 -- RECENT ACCOUNTING PRONOUNCEMENTS

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value, and expands disclosures around fair value measurements. This statement does not require any new fair value measurements, but the application of this statement could change current practices in determining fair value. The Company adopted this guidance effective January 1, 2008. See Note
14 -- Fair Value Measurements for more information on SFAS No. 157.

     In February 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"), which delayed the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company did not apply the provisions of SFAS No. 157 to the nonfinancial assets and nonfinancial liabilities within the scope of FSP FAS 157-2. The effect is not expected to be significant in 2009.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset when the Market for that Asset is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. FSP FAS 157-3 was effective upon issuance and did not have a material impact on the Company's consolidated financial statements.

     In February 2007, the FASB issued SFAS No. 159 "The Fair Value Option for Financial Assets and Financial Liabilities -- including an amendment of FAS No. 115." This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A company should report unrealized gains and losses on items for which the fair value option has been elected in earnings. This statement also establishes presentation and disclosure requirements designed to facilitate

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The Company did not elect the fair value option for any financial assets or financial liabilities.

     In April 2007, the FASB issued FSP FIN No. 39-1, "Amendment of FIN No. 39" ("FSP FIN 39-1"). This FSP modifies FIN No. 39, "Offsetting of Amounts Related to Certain Contracts", and permits companies to offset cash collateral receivables or payables with net derivative positions under certain circumstances. The Company's adoption of this guidance, effective January 1, 2008, did not have an effect on the Company's consolidated financial position or results of operations.

     In January 2008, the FASB issued Statement No. 133 Implementation Issue No. E23, "Hedging -- General: Issues Involving the Application of the Shortcut Method under Paragraph 68" ("Implementation Issue E23"). Implementation Issue E23 amends SFAS No. 133, paragraph 68 with respect to the conditions that must be met in order to apply the shortcut method for assessing hedge effectiveness. This guidance was effective for hedging relationships designated on or after January 1, 2008. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

     In September 2008, the FASB issued FSP FAS 133-1 and FIN No. 45-4, "Disclosures about Credit Derivatives and Certain Guarantees" an amendment of SFAS No. 133 and FIN No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FSP requires sellers of credit derivatives and certain guarantees to disclose (a) the nature of the credit derivative, the reason(s) for entering into the credit derivative, approximate term, performance triggers, and the current status of the performance risk; (b) the undiscounted maximum potential amount of future payments the seller could be required to make before considering any recoveries from recourse provisions or collateral; (c) the credit derivative's fair value; (d) the nature of any recourse provisions and any collateral assets held to ensure performance. This FSP also requires the above disclosures for hybrid instruments that contain embedded derivatives and amends paragraph 13 of FIN 45 to require disclosure of the current status of the guarantee's performance risk. This FSP is effective for the Company's 2008 annual consolidated financial statements.

     In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities." This FSP requires enhanced disclosures about transfers of financial assets and interests in variable interest entities. This FSP is effective for interim and annual reporting periods ending after December 15, 2008. Accordingly, the Company adopted this guidance effective December 31, 2008. Since this FSP requires only additional disclosures concerning transfers of financial assets and interests in variable interest entities, adoption of the FSP did not affect the Company's consolidated financial position or results of operations. The disclosures required by this FSP are provided in Note 4.

     In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20." This FSP revises other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of Issue 99-20. This FSP is effective for interim and annual reporting periods ending after December 15, 2008. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

     In July 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This Interpretation is effective for fiscal years beginning after December 15, 2006. On February 1, 2008 the FASB issued FSP No. 48-2, "Effective Date of FIN 48 for Certain Nonpublic Enterprises", which delayed the effective date for non-public entities to periods beginning after December 15, 2007 with early adoption permitted. The Company early adopted FIN No. 48 as of January 1, 2007. The cumulative effect of the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


adoption of FIN No. 48, as of January 1, 2007, resulted in a decrease to retained earnings and an increase to the Company's tax liability of $39 million.

     In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140". This statement removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. This statement also provides an irrevocable election to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, on an instrument-by-instrument basis, rather than measuring only the embedded derivative on a fair value basis. The Company has used the exception for investments made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests is required to be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company adopted SFAS No. 155 effective January 1, 2007. The Company's adoption of SFAS No. 155 did not have a material effect on the Company's consolidated financial statements. The Company elected to measure at fair value certain financial instruments that contained an embedded derivative that would otherwise require bifurcation. These amounts were included in fixed maturities -- trading securities in the accompanying Consolidated Balance Sheet and totaled $48 million and $64 million at December 31, 2008 and 2007, respectively.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1")". SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Under SOP 05-1, exchanges of deferred annuity contracts are generally considered substantially unchanged contracts and DAC is not written off. Prior to the adoption of SOP 05-1, the Company accounted for exchanges of deferred annuities as replacements and wrote off the DAC. The Company adopted SOP 05-1 on January 1, 2007, which resulted in an increase to retained earnings of $13 million, net of income taxes.

     In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161") -- an amendment of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". This statement amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments; (b) how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related interpretations, and; (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. This statement is effective for fiscal years and interim periods beginning after November 15, 2008. The Company is currently assessing the impact of SFAS No. 161 on the notes to consolidated financial statements.

     In February 2008, the FASB issued FSP FAS 140-3, "Accounting for Transfers of Financial Assets and Repurchase Financing Transactions." The FSP provides recognition and derecognition guidance for a repurchase financing transaction, which is a repurchase agreement that relates to a previously transferred financial asset between the same counterparties, that is entered into contemporaneously with or in contemplation of, the initial transfer. The FSP is effective for fiscal years beginning after November 15, 2008. The FSP is to be applied prospectively to new transactions entered into after the adoption date. This guidance is not expected to impact the Company's consolidated financial statements upon adoption effective January 1, 2009.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005, the FASB issued FSP No. 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's Consolidated Statement of Income.

NOTE 4 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2008 and 2007, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                   2008                  2007
                                           -------------------   -------------------
                                           AMORTIZED     FAIR    AMORTIZED     FAIR
AVAILABLE-FOR-SALE                            COST      VALUE       COST      VALUE
------------------                         ---------   -------   ---------   -------
Due in one year or less..................   $ 1,485    $ 1,464    $   145    $   145
Due after one year through five years....    12,417     11,626      8,176      8,279
Due after five years through ten years...     9,160      8,009     12,243     12,181
Due after ten years......................     4,049      3,869      5,896      6,043
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency..............................       671        690      1,512      1,509
  Other mortgage-backed securities.......    13,342     11,923      7,949      7,999
  Other asset-backed securities..........     4,333      3,670      3,597      3,549
  Redeemable preferred securities........        76         57         95         94
                                            -------    -------    -------    -------
  TOTAL AVAILABLE-FOR-SALE...............   $45,533    $41,308    $39,613    $39,799
                                            =======    =======    =======    =======



     At December 31, 2008 and 2007, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                2008
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,432       $148        $    5       $ 2,575
U.S. agencies, state and municipal......        88          1            10            79
Foreign governments.....................       577         87            14           650
Corporate...............................    24,685        272         2,603        22,354
Mortgage-backed securities..............    13,342        242         1,661        11,923
Asset-backed securities.................     4,333         13           676         3,670
Redeemable preferred securities.........        76         --            19            57
                                           -------       ----        ------       -------
  TOTAL AVAILABLE-FOR-SALE..............   $45,533       $763        $4,988       $41,308
                                           =======       ====        ======       =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                2007
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,984       $ 43         $ 14        $ 3,013
U.S. agencies, state and municipal......        66         10           --             76
Foreign governments.....................       581         53            2            632
Corporate...............................    24,341        513          418         24,436
Mortgage-backed securities..............     7,949        122           72          7,999
Asset-backed securities.................     3,597         28           76          3,549
Redeemable preferred securities.........        95          1            2             94
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613       $770         $584        $39,799
                                           =======       ====         ====        =======



     At December 31, 2008, the Company had $10 million in contractual obligations to acquire additional private placement securities. At December 31, 2007, the Company had no outstanding contractual obligations to acquire additional private placement securities.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled less than $1 million at December 31, 2008. These investments have been deemed other than temporarily impaired. At December 31, 2007, there were no investments in bonds that have been non-income producing for the last twelve months.

  EQUITY SECURITIES

     At December 31, 2008 and 2007, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                            COST       GAINS       LOSSES     FAIR VALUE
                                           ------   ----------   ----------   ----------
2008.....................................  $1,096       $39          $2         $1,133
2007.....................................  $   12       $ 5          $2         $   15


  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     At December 31, 2008 and 2007, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $109 million and $106 million, respectively, at fixed and floating interest rates ranging from 2.28% to 7.00% in 2008, and fixed and floating interest rates ranging from 5.4% to 6.1% in 2007. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008 and 2007, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings............................   $1,637     29.0%   $1,285     24.7%
  Residential.................................    1,134     20.1%    1,322     25.4%
  Retail facilities...........................      986     17.4%      882     16.9%
  Apartment buildings.........................      931     16.5%      895     17.2%
  Industrial..................................      905     16.0%      809     15.5%
  Other.......................................       60      1.0%       15      0.3%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,653    100.0%   $5,208    100.0%
                                                 ======    =====    ======    =====
GEOGRAPHIC REGION:
  Central.....................................   $1,574     27.9%   $1,453     27.9%
  Pacific.....................................    1,508     26.7%    1,398     26.8%
  South Atlantic..............................    1,251     22.1%    1,131     21.7%
  Middle Atlantic.............................    1,093     19.3%      982     18.9%
  New England.................................      227      4.0%      244      4.7%
  Other.......................................       --      0.0%       --      0.0%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,653    100.0%   $5,208    100.0%
                                                 ======    =====    ======    =====



     The activity in the mortgage loan specific and general reserves as of December 31, 2008 and 2007 was summarized below (in millions):

                                                               2008   2007
                                                               ----   ----
Beginning balance............................................   $ 9    $7
Additions charged to operations..............................     4     2
                                                                ---    --
ENDING BALANCE...............................................   $13    $9
                                                                ===    ==



  OTHER INVESTMENTS

     The components of other investments as of December 31, 2008 and 2007 were as follows (in millions):

                                                              2008    2007
                                                             ------   ----
New York Life Short Term Fund..............................  $  698   $191
Collateralized third party loans...........................     353    155
Limited partnerships/Limited liability companies...........     332    230
Derivatives................................................     118     59
Real estate................................................       1     11
Collateral support agreements..............................      13      2
                                                             ------   ----
  TOTAL OTHER INVESTMENTS..................................  $1,515   $648
                                                             ======   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The New York Life Short Term Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("New York Life Investments"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Net unrealized investment losses on limited partnerships and limited liability companies that do not apply specialized industry company accounting aggregated $8 million and $10 million for the years ended December 31, 2008 and 2007, respectively, and were recorded as a component of accumulated other comprehensive income in the accompanying Consolidated Balance Sheet.

     There was no accumulated depreciation on real estate for December 31, 2008. Accumulated depreciation on real estate was $6 million for December 31, 2007. Depreciation expense for the years ended December 31, 2008, 2007 and 2006 totaled less than $1 million and was recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships, limited liability companies, and collateralized third party loans amounted to $671 million and $125 million at December 31, 2008 and 2007, respectively.

  VARIABLE INTEREST ENTITIES

     The Company may invest in debt or equity securities issued by certain asset-backed investment vehicles (commonly referred to as collateralized debt obligations, or "CDOs"). CDOs raise capital by issuing debt and equity securities, and use the proceeds to purchase investments, typically interest-bearing financial instruments. The Company's maximum exposure to loss resulting from its relationship with the CDOs is limited to its investment in the CDOs.

     The Company generally performed an expected loss/return analysis for those CDOs sponsored by an affiliate to determine whether it was the primary beneficiary in the CDO. Using a Top-Down method, the cash flows are allocated to each variable interest based on seniority for each of the probability weighted cash flow scenarios used to determine an entity's expected losses. The expected losses and expected residual returns of each variable interest holder from each cash flow scenario are then aggregated to determine which party (if any) absorbs the majority of the total expected losses or has the rights to the majority of the total expected residual returns. The Company was determined not to be the primary beneficiary of the VIE invested in as of December 31, 2008 and 2007. The investments in these CDOs are included in asset-backed securitizations ($6 million) and equity in asset-backed securitizations ($2 million) in the table below.

     In addition, in the normal course of its activities, the Company will invest in structured investments, some of which are VIEs. These structured investments typically invest in fixed income investments and are managed by a third party. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

     The Company performed a qualitative analysis to determine if the subordination features would result in the Company absorbing a majority of the expected losses of the issuing entity. In reviewing the deal documents including trust agreements, limited partnership agreements, and purchase agreements, the Company determined that they are not the primary beneficiary of any structured investment.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's maximum exposure to loss relating to investments it holds that are deemed significant variable interests at December 31, 2008 and 2007 (in millions):

                                                                 MAXIMUM
                                                               EXPOSURE TO
                                                                   LOSS
                                                               -----------
                                                               2008   2007
                                                               ----   ----
Asset-backed securitizations.................................   $22   $ 25
Private placement structured notes...........................    61     82
Other investments:
  Equity in asset-backed securitizations.....................     2     15
  Limited partnerships.......................................     2      6
                                                                ---   ----
     TOTAL...................................................   $87   $128
                                                                ===   ====



     These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary of these VIEs. Investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in the VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations nor did it provide any additional financial or other support during the year.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $4 million at December 31, 2008 and 2007 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NOTE 5 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2008, 2007 and 2006 were as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Fixed maturities....................................  $2,458   $2,308   $2,179
Equity securities...................................       6        8        5
Mortgage loans......................................     316      271      239
Policy loans........................................      52       48       46
Other investments...................................       1       54       32
                                                      ------   ------   ------
  Gross investment income...........................   2,833    2,689    2,501
Investment expenses.................................     (78)    (111)    (101)
                                                      ------   ------   ------
  NET INVESTMENT INCOME.............................  $2,755   $2,578   $2,400
                                                      ======   ======   ======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2008, 2007 and 2006, net investment losses were as follows (in millions):

                                                          2008   2007   2006
                                                         -----   ----   ----
Fixed maturities.......................................  $(404)  $(70)  $(28)
Equity securities......................................     (8)     7     (8)
Mortgage loans.........................................     (4)    (2)    (1)
Derivative instruments.................................     11      5     (6)
Other investments......................................     (1)    (6)     2
                                                         -----   ----   ----
  NET INVESTMENT LOSSES................................  $(406)  $(66)  $(41)
                                                         =====   ====   ====



     The net losses on fixed maturity trading securities amounted to $11 million for December 31, 2008. The net losses on both fixed maturity trading securities and equity trading securities amounted to $4 million for both December 31, 2007 and 2006. Trading gains and losses are included in net investment losses in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $131 million, $100 million and $67 million for the years ended December 31, 2008, 2007 and 2006, respectively; and realized losses were $193 million, $114 million and $100 million, respectively.

     Losses from other-than-temporary impairments on fixed maturities (included in net investment losses on fixed maturities in the above table) were $331 million, $51 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively. Losses from other-than-temporary impairments in equity securities (included in net investment losses on equity securities above) were $9 million for December 31, 2008, less than $1 million for December 31, 2007 and $2 million for December 31, 2006.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2008 and 2007 (in millions):

                                                                  2008
                                   -----------------------------------------------------------------
                                                              GREATER THAN
                                    LESS THAN 12 MONTHS        12 MONTHS                TOTAL
                                   --------------------   -------------------   --------------------
                                     FAIR    UNREALIZED    FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE      LOSSES      VALUE     LOSSES      VALUE      LOSSES
                                   -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   156     $    2     $   20     $    3     $   176     $    5
  U.S. agencies, state and
     municipal...................       42          9          3          1          45         10
  Foreign governments............       56         12         14          2          70         14
  Corporate......................   10,994      1,189      4,514      1,415      15,508      2,604
  Mortgage-backed securities.....    3,546      1,022      1,236        639       4,782      1,661
  Asset-backed securities........    2,544        377        809        299       3,353        676
  Redeemable preferred
     securities..................       22          7         35         11          57         18
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............   17,360      2,618      6,631      2,370      23,991      4,988
                                   -------     ------     ------     ------     -------     ------
EQUITIES
  Common stock...................       44          2         --         --          44          2
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     EQUITIES....................       44          2         --         --          44          2
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $17,404     $2,620     $6,631     $2,370     $24,035     $4,990
                                   =======     ======     ======     ======     =======     ======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  2007
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   86      $  1      $   879      $ 13      $   965      $ 14
  U.S. agencies, state and
     municipal...................      --        --            7        --            7        --
  Foreign governments............      19         1           44         1           63         2
  Corporate......................   3,795       152        7,297       266       11,092       418
  Mortgage-backed securities.....   1,186        34        1,540        38        2,726        72
  Asset-backed securities........   1,212        46          876        30        2,088        76
  Redeemable preferred
     securities..................       1        --           44         2           45         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............   6,299       234       10,687       350       16,986       584
                                   ------      ----      -------      ----      -------      ----
EQUITIES
  Common stock...................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     EQUITIES....................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $6,304      $236      $10,687      $350      $16,991      $586
                                   ======      ====      =======      ====      =======      ====



     At December 31, 2008, fixed maturities represented nearly 100% of the Company's total unrealized loss amount, which was comprised of approximately 4,103 different securities. Equity securities comprise less than 1% of the Company's total unrealized loss amount, consisting of 241 securities.

     Fixed maturities that were in a continuous unrealized loss position for less than twelve months at December 31, 2008, totaled $2,618 million or 52% of the Company's total fixed maturities unrealized losses, and securities in a continuous unrealized loss position greater than twelve months totaled $2,370 million or 48% of the Company's total fixed maturities unrealized losses. Of the total amount of fixed maturities unrealized losses, $3,903 million or 78% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $1,086 million or 22% of the Company's total fixed maturities unrealized losses.

     The amount of gross unrealized losses for fixed maturities where the fair value had declined 20% or more of amortized cost totaled $3,521 million. The amount of time that each of these securities has continuously been 20% or more below amortized cost consist of $3,137 for 6 months or less, $361 million for greater than 6 months through 12 months, and $23 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative "money-good" analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it had the ability and intent to hold until recovery.

     Despite a decline in interest rates during the latter half of 2008, credit spreads widened significantly during the same period as the market experienced a flight to quality securities. The declining U.S. housing market, global

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


credit crisis, U.S. recession and declining global economy all contributed to the increase in the number of securities with fair values below amortized cost and in the amount of unrealized losses as follows:

     Corporate Bonds. Unrealized losses on corporate bonds were $2,604 million or 52% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in corporate bonds is spread over 2,571 individual securities with varying interest rates and maturities. Corporate securities with a fair value below 80% of the security's amortized cost totaled $1,634 million or 33% of the total unrealized losses on fixed maturities. General market volatility, liquidity concerns, a slowing economy and credit deterioration in certain sectors caused significant credit spread widening and contributed to the unrealized losses. While the losses were spread across all industry sectors, the largest sectors with unrealized losses on securities with a fair value below 80% of the security's amortized cost include Real Estate Investment Trusts ("REITs") ($380 million), building products ($139 million), gaming and leisure ($120 million), utilities ($94 million), and finance ($91 million). These securities are evaluated in accordance with the Company's impairment policy. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $1,661 million or 33% percent of the total unrealized losses for fixed maturities. These losses are spread across approximately 839 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 80% of the security's amortized cost represented $1,412 million or 85% of total unrealized losses on mortgage -- backed securities. The majority of our holdings (approximately 99%) are investment grade and management believes all deals remain well collateralized. The Company measures its mortgage-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates mortgage-backed securities for other than temporary impairments in accordance with our impairment policy using cash flow modeling techniques coupled with an evaluation of facts and circumstances. The Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore the Company did not consider these investments to be other than temporarily impaired.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $676 million or 14% of the total unrealized losses for fixed maturities. These losses are spread across approximately 644 securities. Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates asset-backed securities for other-than-temporary impairments based on facts and circumstances and in accordance with our impairment policy. Asset-backed securities that were priced below 80% of the security's amortized cost represented $442 million or 65% of the total unrealized losses for asset-backed securities. The Company had the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore, the Company did not consider these investments to be other than temporarily impaired.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(losses) during the current year and are included in net investment losses in the accompanying Consolidated Statement of Income.

     The amounts for the years ended December 31, 2008, 2007 and 2006 are as follows (in millions):

                                                         2008    2007    2006
                                                       -------   ----   -----
Net unrealized investment gains, beginning of the
  year...............................................  $    95   $ 77   $ 231
                                                       -------   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising
       during the period.............................   (2,665)    41    (217)
     Less: Reclassification adjustments for (losses)
       gains included in net income..................      153     15      (1)
                                                       -------   ----   -----
     Change in net unrealized investment (losses)
       gains, net of adjustments.....................   (2,818)    26    (216)
Impact of net unrealized investment (losses) gains
  on:
  DAC................................................      593    (14)     55
  Policyholders' account balances and future policy
     benefits........................................      (42)     9       4
  Other assets (deferred sales inducements)..........       35     (3)      3
                                                       -------   ----   -----
Change in net unrealized investment (losses) gains...   (2,232)    18    (154)
                                                       -------   ----   -----
NET UNREALIZED INVESTMENT (LOSSES) GAINS, END OF
  YEAR...............................................  $(2,137)  $ 95   $  77
                                                       =======   ====   =====



     Net unrealized investment (losses) gains arising during the period reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax (benefit) expense of $(1,435) million, $22 million and $(117) million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $82 million, $8 million and less than $(1) million respectively.

     DAC in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $319 million, $(8) million and $29 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $(23) million, $5 million and $2 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $19 million, $(1) million, and $2 million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net unrealized investment gains (losses) reported in other comprehensive income at December 31, 2008, 2007 and 2006 are as follows (in millions):

                                                         2008    2007   2006
                                                       -------   ----   ----
Net unrealized investment (losses) gains.............  $(4,158)  $177   $137
Impact of net unrealized investment (losses) gains
  on:
  DAC................................................      871    (41)   (19)
  Policyholders' account balance and future policy
     benefits........................................      (56)     9     (5)
  Other assets (deferred sales inducements)..........       55      1      5
  Deferred taxes.....................................    1,151    (51)   (41)
                                                       -------   ----   ----
TOTAL NET UNREALIZED INVESTMENT (LOSSES) GAINS.......  $(2,137)  $ 95   $ 77
                                                       =======   ====   ====



NOTE 6 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2008 and 2007 were as follows (in millions):

                                                            2008      2007
                                                          -------   -------
Deferred annuities......................................  $28,776   $23,950
Universal life contracts................................   18,870    18,180
Supplementary contracts without life contingencies......      282       287
Unearned revenue liability..............................      371       270
Guaranteed Minimum Accumulation Benefit.................      316        72
Other...................................................      151        36
                                                          -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.................  $48,766   $42,795
                                                          =======   =======



     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     The Guaranteed Minimum Accumulation Benefit is the fair value of embedded derivatives on deferred annuity contracts.

     At December 31, 2008 and 2007, of the total policyholders' account balances of $48,766 million and $42,795 million, respectively, the total amounts related to policyholders' account balances that have surrender privileges were $47,927 million and $42,416 million, respectively. The amounts payable in cash to policyholders at December 31, 2008 and 2007 were $46,263 million and $40,884 million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2008:

PRODUCT                             INTEREST RATE     WITHDRAWAL/SURRENDER CHARGES
-------                             -------------     ----------------------------
Deferred annuities................  2.40% to 10.00%   Surrender charges 0% to
                                                      10% for up to 10 years.
Annuities Certain.................  1.60% to 5.00%    No surrender or withdrawal charges.
Universal life contracts..........  3.05% to 6.04%    Various up to 19 years.
Supplementary contracts without
  life contingencies..............  3.50%             No surrender or withdrawal charges.


  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2008 and 2007 were as follows (in millions):

                                                             2008     2007
                                                            ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.......................  $  702   $  968
  Other life..............................................      94       75
                                                            ------   ------
       Total life insurance...............................     796    1,043
Individual and group payout annuities.....................   2,870    1,680
Other contract liabilities................................      67       43
                                                            ------   ------
     TOTAL FUTURE POLICY BENEFITS.........................  $3,733   $2,766
                                                            ======   ======



     At December 31, 2008 and 2007, of the total future policy benefits of $3,733 million and $2,766 million, respectively, the total amounts related to policies that have surrender privileges were $732 million and $260 million, respectively. The amounts payable in cash to policyholders at December 31, 2008 and 2007 were $732 million and $260 million, respectively.

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2008:

PRODUCT                            MORTALITY               INTEREST RATE           ESTIMATION METHOD
-------                            ---------               -------------           -----------------
Life insurance:                    Based upon best         3.80% - 7.50%           Net level
  Taiwan business-                 estimates at time of                            premium reserve
  100% coinsured                   policy issuance with                            taking into
                                   provision for adverse                           account death
                                   deviations ("PAD").                             benefits, lapses
                                                                                   and maintenance
                                                                                   expenses with
                                                                                   PAD.
Individual and group payout        Based upon best         4.37% - 9.50%           Present value of
  annuities                        estimates at time of                            expected future
                                   policy issuance with                            payments at a
                                   PAD.                                            rate expected at
                                                                                   issue with PAD.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2008 and 2007, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

          b) Ratchet: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

     The following chart provides the account value, net amount at risk and average attained age of contract holders at December 31, 2008 and 2007 for GMDB and GMAB ($ in millions):

                                                                  2008
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $3,470            $1,498            $9,940
Net amount at risk......................       $  588            $  468            $3,101
Average attained age of
  contractholders.......................           53                54                55



                                                                  2007
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $4,635            $1,808           $13,989
Net amount at risk......................       $   11            $    5           $   168
Average attained age of
  contractholders.......................           56                54                56

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as future policy benefits for GMDB and policyholders' account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

                                                       GMDB   GMAB   TOTALS
                                                       ----   ----   ------
Balance at January 1, 2006...........................  $ 30   $  9    $ 39
  Incurred guarantee benefits........................     4     (2)      2
  Paid guarantee benefits............................    (3)    --      (3)
                                                       ----   ----    ----
Balance at December 31, 2006.........................    31      7      38
  Incurred guarantee benefits........................    13     65      78
  Paid guarantee benefits............................    (2)    --      (2)
                                                       ----   ----    ----
Balance at December 31, 2007.........................    42     72     114
  Incurred guarantee benefits........................    33    244     277
  Paid guarantee benefits............................   (10)    --     (10)
                                                       ----   ----    ----
BALANCE AT DECEMBER 31, 2008.........................  $ 65   $316    $381
                                                       ====   ====    ====



     For GMABs, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be derivatives under SFAS No. 149 and are recognized at fair value through interest credited to policyholders' account balances in the accompanying Consolidated Statement of Income (refer to Note 14 -- Fair Value Measurements for discussion on the assumptions).

     The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits in the accompanying Consolidated Statement of Income, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2008 and 2007:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 3.14% to 10.89% for 2008 and 0.77% to 7.50% for 2007.

     - Volatility assumption was 13.08% for 2008 and 14.62% for 2007.

     - Mortality was assumed to be 91.00% of the A2000 table for both 2008 and 2007.

     - Lapse rates vary by contract type and duration and range from 0.50% to 30.00%, with an average of 8.10% for 2008, and 0.50% to 30.00%, with an average of 12.00% for 2007.

     - Discount rates ranged from 6.01% to 7.61% for 2008 and 5.26% to 7.61% for 2007.

     The following table presents the aggregate fair value of assets at December 31, 2008 and 2007, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                    2008               2007
                                              ----------------   ----------------
                                                GMDB     GMAB      GMDB     GMAB
                                              -------   ------   -------   ------
Separate Account:
  Equity....................................  $ 5,367   $  804   $ 9,417   $1,169
  Fixed income..............................    1,782      191     2,177      184
  Balanced..................................    1,550      162     2,063      162
General Account.............................    4,711      341     4,967      293
                                              -------   ------   -------   ------
     TOTAL..................................  $13,410   $1,498   $18,624   $1,808
                                              =======   ======   =======   ======



  SOP 03-1 LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     SOP 03-1 provides guidance for calculating additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's individual life contracts, SOP 03-1 primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

     Generally, the Company has separately defined an excess insurance benefit feature to exist when expected mortality exceeds all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

     The following table summarizes the SOP 03-1 liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2008 and 2007 (in millions):

                                                               2008   2007
                                                               ----   ----
Beginning balance............................................   $29    $23
Net liability increase.......................................    12      6
                                                                ---    ---
Ending balance...............................................   $41    $29
                                                                ===    ===



NOTE 7 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the SEC. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2008 and 2007 are as follows (in millions):

                                                            2008      2007
                                                          -------   -------
Registered..............................................  $12,271   $18,340
Non-registered..........................................      610       753
                                                          -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.........................  $12,881   $19,093
                                                          =======   =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 8 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of DAC for the years ended December 31, 2008, 2007 and 2006 is as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Balance at beginning of year                          $3,431   $3,310   $2,978
  Cumulative effect of accounting change, pre-tax
     (SOP 05-1).....................................      --       15       --
                                                      ------   ------   ------
  Balance at beginning of year, as adjusted.........   3,431    3,325    2,978
  Current year additions............................     673      560      593
  Amortized during year.............................    (349)    (432)    (345)
                                                      ------   ------   ------
  Change during year................................     324      128      248
  Balance at end of year before related
     adjustments....................................   3,755    3,453    3,226
  Adjustment for change in unrealized investment
     gains..........................................     912      (22)      84
                                                      ------   ------   ------
  BALANCE AT END OF YEAR............................  $4,667   $3,431   $3,310
                                                      ======   ======   ======



  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                         2008   2007   2006
                                                         ----   ----   ----
Balance at beginning of year...........................  $272   $228   $230
  Cumulative effect of accounting change, pre-tax (SOP
     05-1).............................................    --      6     --
                                                         ----   ----   ----
  Balance at beginning of year, as adjusted............   272    234    230
  Current year additions...............................    64     90     37
  Amortized during year................................   (59)   (48)   (44)
  Adjustment for change in unrealized investment
     gains.............................................    54     (4)     5
                                                         ----   ----   ----
  BALANCE AT END OF YEAR...............................  $331   $272   $228
                                                         ====   ====   ====



NOTE 9 -- INCOME TAXES

     A summary of the net income tax expense (benefit) included in the accompanying Consolidated Statement of Income is as follows (in millions):

                                                         2008   2007   2006
                                                        -----   ----   ----
Current:
  Federal.............................................  $(167)  $154   $ 85
  State and local.....................................     --      4      1
                                                        -----   ----   ----
                                                         (167)   158     86
Deferred:
  Federal.............................................    104      1     52
                                                        -----   ----   ----
INCOME TAX EXPENSE (BENEFIT)..........................  $ (63)  $159   $138
                                                        =====   ====   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax asset (liability) reported in other assets and other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2008 and 2007 are as follows (in millions):

                                                             2008     2007
                                                            ------   ------
Deferred tax assets:
  Future policyholder benefits............................  $  663   $  669
  Employee and agents benefits............................      59       61
  Investments.............................................   1,474       --
  Other...................................................      21       16
                                                            ------   ------
     Gross deferred tax assets............................   2,217      746
                                                            ------   ------
Deferred tax liabilities:
  DAC.....................................................   1,398      964
  Investments.............................................      --       60
                                                            ------   ------
     Gross deferred tax liabilities.......................   1,398    1,024
                                                            ------   ------
       NET DEFERRED TAX ASSET (LIABILITY).................  $  819   $ (278)
                                                            ======   ======



     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Below is a reconciliation of the statutory federal income tax rate to the effective tax rate for 2008, 2007 and 2006:

                                                       2008      2007      2006
                                                      -----      ----      ----
Statutory federal income tax rate...................   35.0%     35.0%     35.0%
Tax exempt income...................................  149.4%     (4.7)%    (4.9)%
Uncertain tax position..............................   (7.5)%     2.8%      0.0%
Investment credits..................................   14.8%     (0.8)%    (0.3)%
Other...............................................    4.5%      0.5%      0.0%
                                                      -----      ----      ----
EFFECTIVE TAX RATE..................................  196.2%     32.8%     29.8%
                                                      =====      ====      ====



     Pursuant to the tax allocation agreement discussed in Note 3 -- Recent Accounting Pronouncements, as of December 31, 2008 and 2007, the Company had recorded an income tax receivable/(payable) from New York Life of $85 million and $(95) million, respectively, included in other assets and other liabilities in the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2001 and is currently auditing tax years 2002 through 2004. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2008 and 2007 are as follows (in millions):

                                                                 TOTAL
                                                                UNRECOG-
                                                               NIZED TAX
                                                                BENEFITS
                                                              -----------
                                                              2008   2007
                                                              ----   ----
BEGINNING OF PERIOD BALANCE.................................  $107   $ 94
Reductions for tax positions of prior years.................    (1)    (1)
Additions for tax positions of current year.................    24     14
Settlements with tax authorities............................   (14)    --
                                                              ----   ----
END OF PERIOD BALANCE.......................................  $116   $107
                                                              ====   ====



     The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate as of December 31, 2008 and 2007 is $43 million and $42 million, respectively. Total interest and penalties for the years ended December 31, 2008 and 2007, aggregated $8 million and $10 million, respectively, and are included in income tax (benefit) expense in the accompanying Consolidated Statement of Income. At December 31, 2008 and 2007, the Company had accrued $36 million and $33 million, respectively, of liabilities for tax-related interest, which is reported on the accompanying Consolidated Balance Sheet (included in other liabilities). The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 10 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on many products. The quota-share retained now ranges from 10% to 63% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company's retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

     The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 74% and 72% of the reinsurance ceded to non-affiliates at December 31, 2008 and 2007, respectively.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to Creditworthiness of the Obligor under those Instruments", the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $9 million and

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$4 million for December 31, 2008 and 2007, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $5 million, $1 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2008, 2007 and 2006, $75 million, $44 million and $54 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2008, 2007 and 2006 was as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Fees-universal life policies ceded..................  $  305   $  317   $  341
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  211   $  204   $  210
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $   95   $  110   $  130
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $5,692   $5,455   $5,238
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,653   $5,349   $5,089
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $   51   $  126   $  170
                                                      ------   ------   ------



     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                        2008   2007    2006
                                                        ----   ----   ------
Amounts recoverable from reinsurer....................  $702   $968   $1,055
Premiums ceded........................................  $ 74   $121   $  158
Benefits ceded........................................  $367   $214   $   81

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2008, 2007 and 2006 were as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Premiums:
  Direct............................................  $1,447   $  976   $  723
  Assumed...........................................       2        1        1
  Ceded.............................................     (75)    (122)    (159)
                                                      ------   ------   ------
Net premiums........................................  $1,374   $  855   $  565
                                                      ======   ======   ======
Fees-universal life and annuity policies ceded......  $  539   $  515   $  509
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  206   $  206   $  214
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  704   $  522   $  350
                                                      ------   ------   ------
Increase in ceded liabilities for future
  policyholder benefits.............................  $   16   $   11   $    8
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $6,604   $6,601   $6,432
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,686   $5,379   $5,114
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $   51   $  126   $  170
                                                      ------   ------   ------



NOTE 11 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency, credit and market risk. These derivative financial instruments include interest rate and equity options as well as interest rate, currency and credit default swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a derivative counterparty post collateral to secure that portion of its anticipated derivative obligation in excess of a specified threshold. The threshold typically declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     In September 2008, one of our derivative counterparties, Lehman Brothers Special Financing Inc. ("Lehman Brothers"), filed for chapter 11 bankruptcy. As a result, the Company terminated all derivative contracts with Lehman Brothers prior to their scheduled maturity dates. In accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), a gain of $5 million, which represents the effective portion of hedging contracts at the date they were de-designated, was recorded in accumulated other comprehensive income. The gains will be reclassified into net investment losses when the hedged forecasted transactions occur. A gain from the ineffective portion of the hedge transactions of $2 million, along with the gain on contracts that did not qualify for hedge accounting of $3 million, resulted in an aggregated realized gain of $5 million in net investment losses in the accompanying Consolidated Statement of Income.

     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates, or other financial indices.

     The following table presents the notional and fair value of derivative financial instruments for the years ended December 31, 2008 and 2007 (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Interest rate swaps...........................   $   318    $ 27    $ 1,183    $ 12
Currency swaps................................       101       7        129     (14)
Equity options................................       239      61        315      19
Interest rate options.........................    17,975       6     19,050      27
Credit default swaps..........................        13      (1)         1      --
                                                 -------    ----    -------    ----
  TOTAL.......................................   $18,646    $100    $20,678    $ 44
                                                 =======    ====    =======    ====



     The notional and fair value amounts by type of hedge designation for the years ended December 31, 2008 and 2007 is as follows (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Fair value hedges.............................   $    --    $ --    $    --    $--
Cash flow hedges..............................       178      30        245     --
Non-qualifying derivatives....................    18,468      70     20,433     44
                                                 -------    ----    -------    ---
  TOTAL.......................................   $18,646    $100    $20,678    $44
                                                 =======    ====    =======    ===



     For the years ended December 31, 2008 and 2007, there were no net investment gains or losses related to the ineffective portion of fair value hedges.

     During 2008 and 2007, there were no fair value hedges that discontinued hedge accounting treatment due to ineffectiveness.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                           2008   2007   2006
                                                           ----   ----   ----
Other comprehensive income (loss) balance at the
  beginning of the year..................................   $(2)   $ 2    $ 7
Gains (losses) deferred in other comprehensive income on
  the effective portion of cash flow hedges..............    31     (5)    (7)
Gains reclassified to net income.........................     6      1      2
                                                            ---    ---    ---
Other comprehensive income (loss) balance at the end of
  the year...............................................   $35    $(2)   $ 2
                                                            ===    ===    ===



     The ineffective portion of cash flow hedges totaled less than $1 million for year ended December 31,2008. For the years ended December 31, 2007, and 2006, the ineffective portion of the cash flow hedges was less than $1 million. All components of each derivative's gains or losses were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS No. 149. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For cash flow hedges, the estimated amount of existing gains and losses that are reported in accumulated other comprehensive income at December 31, 2008 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $1 million.

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate corridor and equity options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains and losses. For the years ended December 31, 2008, 2007 and 2006, the Company included in net investment losses in the accompanying Consolidated Statement of Income $10 million, $16 million and $(6) million, respectively, for changes in fair value related to derivatives that do not qualify for hedge accounting.

     As of December 31, 2008 and 2007, there were no embedded derivatives that could not be separated from their host contracts.

NOTE 12 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. In the U.S. these associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

     The Company has received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $10 million, which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2008 and 2007, $1,152 million and $1,625 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2008 and 2007, the Company recorded cash collateral received under these agreements of $1,197 million and $1,656 million, respectively, and established a corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2008 or 2007.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2008 and 2007, the Company had agreements to purchase and resell securities totaling $185 million and $682 million at an average coupon rate of 0.02% and 4.20%, respectively. At December 31, 2008, the Company had agreements to sell and repurchase securities totaling $36 million at an average coupon rate of 5.09%. At December 31, 2007, the Company had agreements to sell and repurchase securities totaling $2 million at an average coupon rate of 4.50%.

NOTE 13 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $668 million, $629 million and $624 million for the years ended December 31, 2008, 2007 and 2006, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In 2008, the Company received a $1,218 million capital contribution in the form of securities and cash transferred to it by New York Life. The securities consisted of unaffiliated common stock having a fair value of $902 million, and fixed maturities having a fair value of $301 million. Cash and receivables transferred amounted to $15 million.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the years ended December 31, 2008, 2007 and 2006, the Company's share of expenses associated with the lease of the aircraft was $1 million. The agreement expires in November 2009, with automatic one-year renewals, unless terminated earlier.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investments whereby New York Life Investments provide investment advisory services to the Company. At December 31, 2008, 2007 and 2006, the total cost for these services amounted to $46 million, $41 million and $40 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, New York Life Investments has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. New York Life Investments, the administrator of the Fund, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, New York Life Investments pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from New York Life Investments for the years ended December 31, 2008, 2007 and 2006 of $15 million, $17 million, and $15 million, respectively.

     At December 31, 2008 and 2007, the Company had a net liability of $295 million and $197 million, respectively, for the above-described services, which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. At December 31, 2008 and 2007, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,716 million and $4,468 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.30%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2008 and 2007, the amount of outstanding reserves on these contracts included in future policy benefits was $178 million and $184 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $86 million, $111 million and $92 million, for the years ended December 31, 2008, 2007 and 2006, respectively.

     In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the year ended December 31, 2008, the Company incurred an expense of $14 million under this new agreement. At December 31, 2008, the Company recorded a payable to NYLIFE Securities of less than $1 million under this new agreement.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2008 or December 31, 2007.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, in which the Company can borrow up to $490 million. During 2008 and 2007, the credit facility was not used, no interest was paid and no outstanding balance was due.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2008 and 2007 there was no outstanding balance due to Capital Corporation. There was no interest expense for 2008. Interest expense for 2007 and 2006 was $1 million and $5 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2008 and 2007, the Company had recorded a receivable from

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


MCF, included in other assets, of $5 million. The Company received interest payments from MCF of less than $1 million for the years ended December 31, 2008, 2007 and 2006.

     The Company has a participation agreement with MCF, which allows with the Company to purchase collateralized loans to third parties underwritten by MCF. Under the participation agreement, NYLIAC assumes the performance risk on these loans with no recourse against MCF. In 2008 the Company purchased certain loans from MCF with a commitment amount of $269 million. In 2007, the Company purchased certain loans from MCF with a commitment amount of $88 million. These loans are reported in other investments in the accompanying Consolidated Balance Sheet.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $4 million, $15 million and $14 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has an arrangement with NYLIFE Insurance Company of Arizona ("NYLAZ"), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a permanent cash value life insurance policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $2 million from NYLAZ for the year ended December 31, 2008.

     The Company has issued various Corporate Owned Life Insurance policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2008 and 2007, the Company recorded liabilities of approximately $2,363 million and $2,395 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life Insurance policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2008 and 2007, policyholders' account balances and separate account liabilities related to these policies aggregated $243 million and $313 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2008, the Company recorded commission and fee expense to NYLINK agents of $3 million. For the years ended December 31, 2007 and 2006, the Company recorded commission and fee expense to NYLINK agents of $6 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 10 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 10 -- Reinsurance for more details).

NOTE 14 -- FAIR VALUE MEASUREMENTS

     As discussed in Note 3 -- Recent Accounting Pronouncements, SFAS No. 157 defines fair value and establishes a framework for measuring fair value that includes a three level hierarchy. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS No. 157 establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value measurements falls is determined based on the lowest level input that is significant to the fair value measurements.

     The Company applied the provisions of SFAS No. 157 prospectively to assets and liabilities measured at fair value. The adoption of SFAS No. 157 changed the valuation of freestanding derivatives as well as some embedded derivatives in insurance contracts. The change in valuation resulted from the inclusion of the Company's own credit standing, as well as that of the counterparty, in the valuation. The Company's adoption of SFAS No. 157 did not materially impact the fair values of other financial instruments.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

LEVEL 1 Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. This would include active exchange-traded equity and derivative securities, certain cash equivalents and open-ended mutual funds with a daily net asset value
         ("NAV") and no restrictions.
LEVEL 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes U.S. Government and agency mortgage-backed debt securities, corporate debt securities, cash equivalents and short-term securities, certain private placements, and certain derivative contracts. Fair value for the fixed maturities in this category are priced principally by independent pricing services or by internal models using observable inputs. Fair values for derivatives, in this category, are priced by internal models using observable inputs.
LEVEL 3 Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurements. These inputs reflect management's own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Examples include certain private equity investments, certain asset-backed and mortgage-backed securities, certain highly structured securities, and embedded derivatives in insurance contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table represents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2008 (in millions):

                                              QUOTED PRICES
                                                IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                                               MARKETS FOR      OBSERVABLE   UNOBSERVABLE
                                            IDENTICAL ASSETS      INPUTS        INPUTS
                                                (LEVEL 1)       (LEVEL 2)      (LEVEL 3)     TOTAL
                                            ----------------   -----------   ------------   -------
ASSETS:
Fixed maturities:
  Available-for-sale......................       $    --         $39,538        $1,770      $41,308
  Trading.................................            --              16            36           52
Equity securities:
  Available-for-sale......................         1,130               2             1        1,133
Other investments(1)......................            --             114             4          118
Cash and cash equivalents.................             4             864            --          868
Amounts recoverable from reinsurers.......            --              --             9            9
Separate account assets...................         9,038           3,693           150       12,881
                                                 -------         -------        ------      -------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE
  ON A RECURRING BASIS....................       $10,172         $44,227        $1,970      $56,369
                                                 =======         =======        ======      =======
LIABILITIES:
Policyholders' account balances(2)........            --              --           316          316
Other liabilities(1)......................            --              17             1           18
                                                 -------         -------        ------      -------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
  VALUE ON A RECURRING BASIS..............       $    --         $    17        $  317      $   334
                                                 =======         =======        ======      =======



--------

(1)  Other investments and other liabilities consist of derivatives.

(2) Policyholder account balances represent embedded derivatives bifurcated from host contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The table below presents a reconciliation of all Level 3 assets and liabilities for the year ended December 31, 2008 (in millions):

                                                                         ASSETS
                                    --------------------------------------------------------------------------------
                                                                    EQUITY
                                       FIXED         FIXED        SECURITIES                    AMOUNTS
                                    MATURITIES,   MATURITIES,   UNAFFILIATED,                 RECOVERABLE   SEPARATE
                                     AVAILABLE      TRADING       AVAILABLE        OTHER          FROM       ACCOUNT
                                     -FOR-SALE     SECURITIES     -FOR-SALE     INVESTMENTS    REINSURERS    ASSETS
                                    -----------   -----------   -------------   -----------   -----------   --------
FAIR VALUE, BEGINNING OF YEAR....      $1,731         $52            $ 3            $(1)          $ 3         $ --
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
       Net investment income(1)..           5           1             --             --            --           --
       Net investment gains
          (losses)...............         (54)         (9)            (8)            --            --          (75)
       Other income..............          --          --             --             --             6           --
       Interest credited to
          policyholders' account
          balances...............          --          --             --             --            --           --
     Other comprehensive income..        (297)         --             --              5            --           --
  Purchases, sales, issuances,
     and settlements.............         173          (4)             1             --            --           67
  Transfers into (out of) Level
     3(2)........................         212          (4)             5             --            --          158
                                       ------         ---            ---            ---           ---         ----
FAIR VALUE, END OF YEAR..........      $1,770         $36            $ 1            $ 4           $ 9         $150
                                       ======         ===            ===            ===           ===         ====




                                                                    LIABILITIES
                                                            ---------------------------
                                                            POLIYHOLDERS'
                                                               ACCOUNT         OTHER
                                                               BALANCES     LIABILITIES
                                                            -------------   -----------
FAIR VALUE, BEGINNING OF YEAR.............................       $ 72           $--
  Total gains (losses) (realized/unrealized):
  Included in earnings
       Net investment income(1)...........................         --            --
       Net investment gains (losses)......................         --             1
       Other income.......................................         --            --
       Interest credited to policyholders' account
          balances........................................        236            --
     Other comprehensive income...........................         --            --
  Purchases, sales, issuances, and settlements............          8            --
  Transfers into (out of) Level 3(2)......................         --            --
                                                                 ----           ---
FAIR VALUE, END OF YEAR...................................       $316           $ 1
                                                                 ====           ===



--------

(1) Net investment income includes amortization of discount and premium on fixed maturities.
(2) Transfers into (out of) Level 3 are reported at the value as of beginning of the year in which the transfer occurred.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  TRANSFERS

     Net transfers into Level 3 for fixed maturities available-for-sale totaled $212 million during the year ended December 31, 2008. Transfers into Level 3 for these investments were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes in place of previous observable information from third party pricing services or internal models. Partially offsetting these transfers into Level 3 were transfers out of Level 3 due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets.

     The table below includes the unrealized gains (losses) for the year ended December 31, 2008 by category for Level 3 assets and liabilities still held at December 31, 2008 (in millions):

                                                                         ASSETS
                                    --------------------------------------------------------------------------------
                                                                    EQUITY
                                       FIXED         FIXED        SECURITIES                    AMOUNTS
                                    MATURITIES,   MATURITIES,   UNAFFILIATED,                 RECOVERABLE   SEPARATE
                                     AVAILABLE-     TRADING       AVAILABLE-       OTHER          FROM       ACCOUNT
                                      FOR-SALE     SECURITIES      FOR-SALE     INVESTMENTS    REINSURER     ASSETS
                                    -----------   -----------   -------------   -----------   -----------   --------
EARNINGS:
  Net investment income..........      $   4          $  1           $--            $--           $--         $ --
  Net investments gains
     (losses)(3).................        (54)          (10)           (8)            --            --          (75)
  Other income...................         --            --            --             --             6           --
  Interest credited to
     policyholders' account
     balance.....................         --            --            --             --            --           --
  Other comprehensive income.....       (296)           --            --              5            --           --
                                       -----          ----           ---            ---           ---         ----
TOTAL CHANGE IN UNREALIZED GAINS
  (LOSSES).......................      $(346)         $ (9)          $(8)           $ 5           $ 6         $(75)
                                       =====          ====           ===            ===           ===         ====




                                                                      LIABILITIES
                                                              ---------------------------
                                                              POLIYHOLDERS'
                                                                 ACCOUNT         OTHER
                                                                 BALANCES     LIABILITIES
                                                              -------------   -----------
EARNINGS:
  Net investment income.....................................       $ --           $--
  Net investments gains (losses)(3).........................         --            (1)
  Other income..............................................         --            --
  Interest credited to policyholders' account balance.......        237            --
  Other comprehensive income................................         --            --
                                                                   ----           ---
TOTAL CHANGE IN UNREALIZED GAINS (LOSSES)...................       $237           $(1)
                                                                   ====           ===



--------

(3) The net investment gains and losses included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included in the above table, as they are reported at contract value and not fair value in the accompanying Consolidated Balance Sheet.

  DETERMINATION OF FAIR VALUES

     The Company has an established and well-documented process for determining fair value. The following is a description of the valuation methodologies used to determine fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FIXED MATURITY AND EQUITY SECURITIES

     The fair value of fixed maturity and equity securities is determined by considering one of three primary sources. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from third party pricing services, the remaining un-priced securities are submitted to independent brokers for prices and lastly, securities are priced using an internal pricing model.

     Prices from a third party pricing vendor based on unadjusted quotes from an active market are classified as Level 1 within the fair value hierarchy. These generally include exchange-traded equity securities. An active market is defined as a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     Prices from a third party pricing vendor for securities that are not traded on an exchange are generally valued using a discounted cash-flow model or a market approach. Typical inputs used by these pricing sources include, but are not limited to; benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. The Company has determined that these inputs are market observable and such prices are generally classified into Level 2 of the fair value hierarchy.

     Broker quotes are non-binding and are generally considered Level 3.

     Prices from pricing services and broker quotes are validated on an ongoing basis to ensure the adequacy and reliability of the fair value measurements. The Company performs both quantitative and qualitative analysis of the prices including initial and ongoing review of third party pricing methodologies, back testing of recent trades, and a thorough review of pricing trends and statistics.

     Independent pricing vendors do not cover private placement securities. These securities are priced by an internally developed model based upon assigned comparable public issues adjusted for liquidity, maturity and rating. The Company assigns a credit rating based upon internal analysis. Private placement securities are generally classified in Level 2 of the fair value hierarchy. Where adjustments for liquidity are considered significant to the overall price, private placements are then classified in Level 3.

     Also, certain securities are priced based upon internal valuations using significant unobservable inputs and are considered Level 3.

  DERIVATIVE INSTRUMENTS

     Derivative instruments are reported on the Consolidated Balance Sheet at fair value and are reported in Other Investments or Other Liabilities. Derivative instruments generally are fair valued using pricing valuation models, which utilize observable market data. The remaining derivatives are either exchange-traded or priced by broker quotations.

     Derivative instruments classified as Level 1 in the fair value hierarchy include certain option contracts that are traded on an active exchange.

     Derivative instruments classified as Level 2 primarily include interest rate, currency, and certain credit default swaps, currency forwards and options. Over-the-counter ("OTC") derivatives are privately negotiated financial contracts and are fair valued using market-based inputs to models. Where models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, and measures of volatility. For OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, model inputs are observable in the market for substantially the full term and can be verified. Such instruments are classified within Level 2 of the fair value hierarchy.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     OTC derivatives that are currently valued using broker quotations are classified within Level 3 of the fair value hierarchy.

     Valuations of OTC derivatives are adjusted for non-performance risk. The Company uses default estimates implied by credit default swap spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate.

  CASH EQUIVALENTS

     Cash equivalents carried at fair value include money market funds, Treasury bills, commercial paper and other highly liquid instruments. Money market funds are valued using a daily NAV and therefore, are classified as Level 1. The remaining instruments are generally not traded in active markets, however their fair value are based on observable inputs and therefore they are classified as Level 2 within the fair value hierarchy.

  SEPARATE ACCOUNT ASSETS

     Separate account assets are carried at fair value and reported as a summarized total on the Consolidated Balance Sheet in accordance with SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long Duration Contracts and for Separate Accounts" ("SOP 03-1"). Assets within the separate account are primarily invested in mutual funds, equities and limited partnerships. The separate account assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances consist of embedded derivatives bifurcated from host contracts. Included is the embedded derivative for GMAB.

     The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using the swap rate plus a spread based upon the Company's medium term notes. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders' account balances has been reflected within Level 3 of our fair value hierarchy.

  NON-RECURRING FAIR VALUE MEASUREMENTS

     As discussed in Note 3 -- Recent Accounting Pronouncements, the Company elected to defer the provisions of SFAS No. 157 related to the non-financial assets and non-financial liabilities within the scope of FSP FAS No. 157-2.

  FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

     SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Balance Sheet, for which it is practicable to estimate fair value.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The carrying value and estimated fair value of instruments not otherwise disclosed in Note 4 of the Notes to the Consolidated Financial Statements at December 31, 2008 and 2007 are presented below (in millions):

                                                        2008                        2007
                                             -------------------------   -------------------------
                                             CARRYING   ESTIMATED FAIR   CARRYING   ESTIMATED FAIR
                                               VALUE         VALUE         VALUE         VALUE
                                             --------   --------------   --------   --------------
ASSETS
Mortgage loans.............................   $ 5,653       $ 5,274       $ 5,208       $ 5,234
Collateralized third party commercial
  loans....................................       353           342           155           155
Securities purchased under agreements to
  resell...................................       185           185           682           682
LIABILITIES
Policyholders' account
  balances -- investment contracts.........    25,637        24,193        20,502        20,502
Collateral received on securities lending
  and repurchase agreements................     1,197         1,197         1,656         1,656


     For mortgage loans, fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     For collateralized third party loans the estimated fair value for the loan portfolio at December 31, 2008 is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans. At December 31, 2007, fair value was considered to approximate carrying value as the spreads reflected market conditions at that time.

     Due to the short-term nature (generally one month) of securities purchased under agreements to resell, the asset's carrying value approximates fair value.

     For policyholders' account balances -- investment contracts, such as supplementary contracts without life contingencies and other deposit type contracts, account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. For annuities certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. At December 31, 2007, fair value was considered to approximate carrying value.

     For collateral received on securities lending and repurchase agreements included on the accompanying Consolidated Balance Sheet, the carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.

NOTE 15 --  SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $13 million, $146 million and $78 million during 2008, 2007 and 2006, respectively.

     Total interest paid was $15 million, $17 million and $18 million during 2008, 2007 and 2006, respectively.

     There was a non-cash capital contribution transaction of $1,207 million for the year ended December 31, 2008. The capital contributed consisted of $902 million in equity securities, $301 million in fixed maturity securities and $4 million in other assets. Non-cash investing transactions were $4 million and $35 million for the years ended December 31, 2007 and 2006, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 16 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations, the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has no permitted practices.

     At December 31, 2008 and 2007, statutory stockholder's equity was $3,596 million and $2,650 million, respectively. Statutory net income for the years ended December 31, 2008, 2007 and 2006 was ($387) million, $289 million and $252 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life at December 31, 2008 or 2007. As of December 31, 2008, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $943 million. The maximum amount of dividends that may be paid in 2009 without prior approval is $357 million.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 13 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     As described in Note 3 of the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP

New York, New York
March 18, 2009

                            PART C. OTHER INFORMATION

ITEM 26.         EXHIBITS

                 Board of Directors Resolution

(a) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)              Custodian Agreements. Not applicable.

(c)              Underwriting Contracts.

(c)(1) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

(c)(2) Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(c)(3) Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annunity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(3) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(d)              Contracts.

(d)(1) Form of Policy for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5) to Registrant's Initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(2) Supplementary Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit (5)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(3) Level Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(4) Modification of Policy Provisions Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 1 on Form S-6 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(5) Alternative Cash Surrender Value Benefit Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR
                 232.102 (e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 1 on Form N-1 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(6) Alternative Cash Surrender Value Endorsement (8699-02)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(6) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(d)(7) Modification of Policy Provisions Endorsement (8721-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(7) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.


(d)(8) Modification of Policy Provisions Endorsement (8722-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(8) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(9) Alternative Cash Surrender Value Benefit Endorsement (8719-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(9) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(10) Alternative Cash Surrender Value Benefit Endorsement (8754-04)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(10) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.


(d)(11) Alternative Cash Surrender Value Benefit Endorsement(8692-05)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(d)(11) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I(File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(12) Modification of Policy Provisions Endorsement (8784-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(12) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(13) Modification of Policy Provisions Endorsement (8793-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232 .102(e) as Exhibit (d)(13) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(14) Endorsements to CorpExec Variable Universal Life Policy Numbers 300-40 and 301-43 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(14) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(e)              Applications.

(e)(1) Form of Application for a policy for Corporate Executive Series Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (10) to Registrant's initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(f)              Depositor's Certificate of Incorporation and By-Laws.

(f)(1) Restated Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2) By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157) filed 4/3/98, and incorporated herein by reference.

(g)              Reinsurance Contracts.

(g)(1) Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(1) to Post-Effective Amendment No.6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File
                 No. 333-48300), filed 4/18/03 and incorporated herein by reference.

(h)              Participation Agreements.

(h)(1) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit 1.(9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(2) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(3) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(4) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(5) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(6) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(7) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
                 Exhibit 1.(9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

               Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(8) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342) filed 4/16/98, and incorporated herein by reference.

(h)(9) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No.
               7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(10) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11)        Form of Substitution Agreement among NYLIAC, MainStay
               Management LLC, and New York Life Investment Management
               LLC - Previously filed in accordance with Regulation S-T, 17 CFR
               232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(12) Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC - Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit
               (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(13) Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(13) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(h)(14) Form of Participation Agreement among Lord Abbett Series Fund, Inc.; Lord, Abbett & Co.; Lord Abbett Distributor LLC; and NYLIAC - Previously filed in accordance with Regulation S-T,
               17 CFR 232.102(e) as Exhibit (9)(b)(11) to Registrant's Post-Effective Amendment No. 2 to the registration statement on Form-N-6 (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(15) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), filed 4/9/03 and incorporated herein by reference.

(h)(16) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(17) Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(18) Form of Participation agreement among Lazard Retirement Series, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(18) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/24/04 and incorporated herein by reference.

(h)(19) Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(h)(20) Participation Agreement dated 6/15/05 among Davis Variable Account Fund, Inc., Davis Distributors, LLC, Davis Select Advisers, L.P., and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(20) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(21) Participation Agreement among Baron Capital Funds Trust, Baron Capital, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(21) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(22) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(h)(23) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.


(h)(24) Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(h)(24) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(25) Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(26) Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (h)(26) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(27) Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(28) Form of Participation Agreement, dated June 5, 2007, among New York Life Insurance and Annuity Corporation, Lincoln Variable Insurance Products Trust, Lincoln Distributors, Inc. and Lincoln Investment Advisors Corporation - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(28) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(h)(29)        Participation Agreement, dated May 1, 2007, among New York
               Life Insurance and Annuity Corporation, OppenheimerFunds,
               Inc. and Oppenheimer Variable Account Funds - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (h)(29) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(i)            Administrative Contracts.

(i)(1) Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2) Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3) Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4) Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5) Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)         Service Agreement between American Century Investment
               Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8) Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9) Service Agreement between Lord Abbett Series Fund, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(10) Service Agreement between Deutsche Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(10) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(11) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (I)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(12) Distribution and Servicing Agreement between Lazard Retirement Series, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(12) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/05 and incorporated herein by reference.

(i)(13) Services Agreement between PIMCO Variable Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(14) Services Agreement between Pacific Investment Management Company LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(15) Administrative Services Letter of Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(i)(16) Administrative Services and Distribution Services Agreement by and between Baron Capital Funds Trust and NYLIAC and dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(16) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.


(i)(17) Service Agreement by and between Davis Variable Account Fund, Inc., and NYLIAC and dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(17) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(i)(18) Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15,2005 and incorporated herein by reference.

(i)(19) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(20) Administrative and Shareholder Services Letter of Agreement dated January 15, 1998 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T,17 CFR 232.102(e) as Exhibit (i)(9) to Registrant's Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-79309), filed September 13, 2005 and incorporated herein by reference.


(i)(21) Form of Business Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Distributors, Inc., and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(21) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(i)(22) Form of Administrative Services Agreement, dated May 1, 2007, between Delaware Distributors L.P. and New York Life Insurance and Annuity Corporation, - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(23) Form of Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File
               No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(24) Form of Administrative Services and Revenue Sharing Agreement, dated May 1, 2007, between New York Life Insurance and Annuity Corporation and OppenheimerFunds, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(24) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(i)(25) Administrative Services Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Association - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(25) to Post-Effective Amendment No. 19 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 12/12/07 and incorporated herein.

(j)            Other Material Contracts.

(j)(1) Powers of Attorney for Scott L. Berlin, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(1) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein by reference.


(j)(2) Powers of Attorney for Christopher O. Blunt, Director, Executive Vice President and Chief operating Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(2) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein.


(j)(3) Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(3) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein by reference.

(j)(4) Powers of Attorney for Solomon Goldfinger, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(4) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein by reference.

(j)(5) Powers of Attorney for Steven D. Lash, Director, Senior Vice President and Chief Financial Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(5) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein by reference.

(j)(6) Powers of Attorney for Theodore A. Mathas, Director, Chairman and President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(6) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein by reference.

(j)(7) Powers of Attorney for John R. Meyer, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(7) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein by reference.


(j)(8) Powers of Attorney for Mark W. Pfaff, Director and Executive Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(8) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein by reference.


(j)(9) Powers of Attorney for Angelo J. Scialabba, First Vice President and Controller (Principal Accounting Officer) of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(9) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein by reference.

(j)(10) Powers of Attorney for Arthur H. Seter, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein by reference.

(j)(11) Powers of Attorney for Michael E. Sproule, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(11) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein by reference.

(j)(12) Powers of Attorney for Joel M. Steinberg, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(12) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein by reference.


(j)(13) Powers of Attorney for Michael Whitton, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(13) to Post-Effective Amendment No. 15 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/21/09 and incorporated herein by reference.

(k)              Legal Opinion.

                 Opinion and consent of Thomas F. English, Esq. - Filed herewith.

(l)              Actuarial Opinion.

                 Opinion and consent of Eric J. Lynn, Corporate Vice President & Actuary-Filed herewith.


(m)              Calculation.






(m)(1) Sample Calculation of Illustrations for CorpExec VUL II - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(1) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300) filed 4/21/09 and incorporated herein by reference.



(m)(2) Sample Calculation of Illustrations for CorpExec VUL III - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(2) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account
                 - I (File No. 333-48300) filed 4/21/09 and incorporated herein by reference.



(m)(3) Sample Calculation of Illustrations for CorpExec VUL IV - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(3) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account
                 - I (File No. 333-48300) filed 4/21/09 and incorporated herein by reference.



(m)(4) Sample Calculation of Illustrations for CorpExec VUL V - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(4) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300) filed 4/21/09 and incorporated herein by reference.



(m)(5) Sample Calculation of Illustrations for CorpExec VUL VI - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(5) to Post-Effective Amendment No. 23 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300) filed 4/21/09 and incorporated herein by reference.



(n)              Other Opinions.

                 Consent of PricewaterhouseCoopers LLP - Filed herewith.

(o)              Omitted Financial Statements.

                 Not applicable.

(p)              Initial Capital Agreements.
                 Not applicable.

(q)              Redeemability Exemption.

(q)(1) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (9)(e) to Registrant's Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 and incorporated herein by reference.

(q)(2) Supplement to Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit 1.9(g) to Registrant's Post- Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 4/24/98 and incorporated herein by reference.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


Name:                     Title:
-----                     ------
Theodore A. Mathas        Chairman and President
Christopher O. Blunt      Director, Executive Vice President
Frank M. Boccio           Director and Executive Vice President
Mark W. Pfaff             Director and Executive Vice President
Scott L. Berlin           Director and Senior Vice President in charge of Individual Life
Solomon Goldfinger        Director and Senior Vice President
John R. Meyer             Director and Senior Vice President
Joel M. Steinberg         Director, Senior Vice President and Chief Actuary
Arthur M. Setter          Director, Senior Vice President & Chief Investment Officer
Michael Whitton           Director, Senior Vice President & CFO US Life Insurance
Michael E. Sproule        Director
Gary E. Wendlandt         Vice Chairman in Charge of Investment & Finance
Sara Badler               Senior Vice President and Deputy Legal Officer
Patricia Barbari          Senior Vice President
John A. Cullen            Senior Vice President
Tony H. Elavia            Senior Vice President
Thomas F. English         Senior Vice President & Chief Legal Officer
Robert J. Hebron          Senior Vice President
Barbara McInerney         Senior Vice President & Chief Compliance Officer
Gary J. Miller            Senior Vice President
Anthony Malloy            Senior Vice President
Michael M. Oleske         Senior Vice President and Tax Counsel
Frank J. Ollari           Senior Vice President
Paul Pasteris             Senior Vice President
Eileen T. Sleven          Senior Vice President and Chief Information Officer
Mark W. Talgo             Senior Vice President
Joseph Bennett            First Vice President
Stephen A. Bloom          First Vice President and Chief Underwriter
Minas C. Joannides        First Vice President and Chief Medical Director
Michael J. Oliviero       First Vice President - Tax
Angelo J. Scialabba       First Vice President and Controller
Richard J. Witterschein   First Vice President and Treasurer
David Boyle               Vice President
Karen E. Dann             Vice President
Robert J. Hynes           Vice President
Mario Lazzarro            Vice President
Brian C. Loutrel          Vice President
Catherine A. Marrion      Vice President and Secretary
Corey B. Multer           Vice President
Marijo F. Murphy          Vice President
Jacqueline A. O'Leary     Vice President
Nicholas Pasyanos         Vice President and Actuary (also designated Illustration Actuary)
Linda M. Reimer           Vice President and Associate General Counsel
Andrew N. Reiss           Vice President - National Sales Manager
Janis C. Rubin            Vice President
Irwin Silber              Vice President and Actuary
Robin Wagner              Vice President
Elaine Williams           Vice President
Robert Ziegler            Vice President
Richard Zuccarro          Vice President - Tax

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland

ICAP Funds Inc.                                                        Maryland

Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

New York Life Insurance and Annuity Corporation                        Delaware

     Pacific Square Investments LLC                                    Delaware

          29 Park Investments No. 2 Limited                            Cayman Islands

NYLIFE LLC                                                             Delaware
     Eagle Strategies LLC                                              Delaware


--------

         (1) Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     NYL Management Limited                                            United Kingdom
     NYLUK I Company                                                   United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities LLC                                                 Delaware
     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of        Percent of Voting
Name                                                                   Organization           Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, LLC                           Delaware
              New York Life Capital Partners, L.P.                     Delaware
         New York Life Capital Partners II, LLC                        Delaware
              New York Life Capital Partners II, L.P.                  Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
              New York Life Capital Partners III GenPar, LP            Delaware
                   New York Life Capital Partners III, LP              Delaware
                   New York Life Capital Partners III-A, LP            Delaware
         New York Life Capital Partners IV GenPar GP, LLC              Delaware
              New York Life Capital Partners IV GenPar, LP             Delaware
                   New York Life Capital Partners IV, LP               Delaware
                   New York Life Capital Partners IV-A, LP             Delaware
         NYLIM Mezzanine GenPar GP, LLC                                Delaware
              NYLIM Mezzanine GenPar, LP                               Delaware
                  New York Life Investment Management Mezzanine
                      Partners, LP                                     Delaware
                      NYLIM Mezzanine Luxco S.a.r.l.                   Luxembourg
                      NYLIM Mezzanine Partners Parallel Fund, LP       Delaware
         NYLIM Mezzanine Partners II GenPar, GP, LLC                   Delaware
                  NYLIM Mezzanine Offshore Partners II, LP             Delaware
                  NYLIM Mezzanine Partners II, GenPar, LP              Delaware
                      New York Life Investment Management Mezzanine    Delaware
                      Partners II, LP
                           NYLIM Mezzanine II Luxco S.a.r.l.           Luxembourg
                      NYLIM Mezzanine Partners II Parallel Fund, LP    Delaware
         NYLCAP Canada GenPar Inc.                                     Canada
              NYLCAP Select Manager Canada Feeder Fund, LP             Canada
              NYLCAP Select Manager Canada Fund, LP                    Canada
         NYLCAP India Funding LLC                                      Delaware
         NYLCAP Select Manager GenPar GP, LLC                          Delaware
              NYLCAP Select Manager GenPar, LP                         Delaware
                  NYLCAP Select Manager Fund, LP                       Delaware
              NYLCAP Select Manager Cayman Fund, LP                    Cayman Islands
                  NYLCAP Select Manager Cayman Fund
                  Subsidiary I, LP                                     Delaware
         NYLIM-JB Asset Management Co. (Mauritius) LLC                 Mauritius                24.6%
              New York Life Investment Management India Fund II, LLC   Mauritius                24.6%
                  New York Life Investment Management India
                  Fund (FVCI) II, LLC                                  Mauritius                24.6%
         NYLCAP India Funding III LLC                                  Delaware
              NYLIM-JB Asset Management Co. III (Mauritius) LLC        Mauritius                24.6%
                  NYLIM Jacob Ballas India Fund III
                  (Mauritius) LLC                                      Mauritius                24.6%
                       NYLIM Jacob Ballas Capital India
                       (FVCI) III (Mauritius) LLC                      Mauritius                24.6%
                       NYLIM Jacob Ballas India (FII) III
                       (Mauritius) LLC                                 Mauritius                24.6%
         NYLCAP Mezzanine Partners III GenPar GP, LLC                  Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields Credit Strategy Fund Ltd.                      Cayman Islands
         MacKay Shields Defensive Bond Arbitrage Fund Ltd.             Bermuda
         MacKay Shields Core Plus Alpha Fund Ltd.                      Cayman Islands
         MacKay Shields Credit Strategy Partners LP                    Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
              MacKay Shields Long/Short Fund LP                        Delaware
              MacKay Shields Long/Short Fund (Master) LP               Delaware
              MacKay Shields Long/Short Fund (QP) LP                   Delaware
              MacKay Shields Long/Short Fund (Offshore) LP             Cayman Islands
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
              NYLIM Large-Cap Enhanced Index Fund LP                   Delaware
              NYLIM Institutional Floating Rate Fund, LP               Delaware
         NYLIM Fund II GP, LLC                                         Delaware
              NYLIM Real Estate Mezzanine Fund II, LP                  Delaware
                  NYLIM-TND, LLC                                       Delaware
                  NYLIM-CN, LLC                                        Delaware
                  NYLIM-DCM, LLC                                       Delaware
                      NYLIM-MM, LLC                                    Delaware
                  NYLIM Re Mezzanine Fund II Investment
                  Corporation                                          Delaware
                  NYLIM Repurchase Mezzanine Subsidiary LLC            Delaware
         NYLIM European Equity Market Neutral Fund GP, LLC             Delaware
              NYLIM European Equity Market Neutral Fund LP             Delaware
         NYLIM European Equity Market Neutral Master Fund Ltd.         Cayman Islands
         NYLIM European Equity Market Neutral Fund Ltd.                Cayman Islands
         NYLIM Asian Equity Market Neutral Fund GP, LLC                Delaware
              NYLIM Asian Equity Market Neutral Fund LP                Delaware
         NYLIM Asian Equity Market Neutral Master Fund Ltd.            Cayman Islands
         NYLIM Asian Equity Market Neutral Fund Ltd.                   Cayman Islands
         NYLIM U.S. Large-Cap Core 130/30 Fund GP, LLC                 Delaware
              NYLIM U.S. Large-Cap Core 130/30 Fund LP                 Delaware
         NYLIM U.S. Core Equity Market Neutral Fund GP, LLC            Delaware
         NYLIM International 170/70 Fund Ltd.                          Cayman Islands
         NYLIM-GCR Fund I LLC                                          Delaware                   50%
              NYLIM-GCR Fund I 2002 LP                                 Delaware                   50%
         WFHG GP, LLC                                                  Delaware                   45%
              Workforce Housing Fund I-2007 LP                         Delaware
     Madison Capital Funding LLC                                       Delaware
         MCF Co-Investment GP, LLC                                     Delaware
           MCF Co-Investment GP, LP                                    Delaware
               Madison Capital Funding Co-Investment, LP               Delaware
     McMorgan & Company LLC                                            Delaware
     McMorgan & Co. Retention Trust                                    New York
     Madison Square Investors LLC                                      Delaware
         Madison Square Investors Large-Cap Enhanced Index Fund GP,
            LLC                                                        Delaware
     NYLIM Real Estate Inc.                                            Delaware
     Institutional Capital LLC                                         Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    HSBC New York Life Seguros de Retiro (Argentina) S.A.              Argentina                  40%
    HSBC New York Life Seguros de Vida (Argentina) S.A.                Argentina                  40%
    Maxima S.A. AFJP                                                   Argentina                  40%
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Taiwan Corporation                         Taiwan
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
    Siam Commercial New York Life Insurance Public Company             Thailand                47.33%
       Limited
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co., Ltd.           Taiwan
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYL International SEAF                                             People's Republic
    Sichuan SME Investment Fund LLC                                    of China                39.96%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
        Max New York Life Insurance Limited                            India                      26%
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.996%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%
         Administradora de Conductos SMNYL, S.A. de C.V.               Mexico                     99%
         Servicios Corporativos SMNYL, S.A. de C.V.                    Mexico                     99%
    NYL Cayman Ltd.                                                    Cayman Islands

Silver Spring, LLC                                                     Delaware
   Silver Spring Associates, L.P.                                      Pennsylvania
Biris Holdings LLC                                                     Delaware
NYL Wind Investments LLC                                               Delaware
New York Life Short Term Fund                                          New York
29 Park Investments No. 1 Limited                                      Cayman Islands
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
   NYMH-Houston, L.P.                                                  Texas
NYMH-Plano GP, LLC                                                     Delaware
   NYMH-Plano, L.P.                                                    Texas
NYMH-Freeport GP, LLC                                                  Delaware
   NYMH-Freeport, L.P.                                                 Texas
NYMH-Ennis GP, LLC                                                     Delaware
   NYMH-Ennis, L.P.                                                    Texas
NYMH-San Antonio GP, LLC                                               Delaware
   NYMH-San Antonio, L.P.                                              Texas
NYMH-Taylor GP, LLC                                                    Delaware
   NYMH-Taylor, L.P.                                                   Texas
NYMH-Stephenville GP, LLC                                              Delaware
   NYMH-Stephenville, L.P.                                             Texas
NYMH-Farmingdale New York, NY LLC                                      Delaware
NYMH-Attleboro MA, LLC                                                 Delaware
NYLMDC-King of Prussia, LLC                                            Delaware
NYLIFE Real Estate Holdings LLC                                        Delaware
   Huntsville NYL LLC                                                  Delaware

ITEM 29.          INDEMNIFICATION

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 - LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS - No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty of the Corporation or its stockholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS - Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys' fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person's heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c) DETERMINATION OF INDEMNIFICATION

     (i) DIRECTORS AND OFFICERS - Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation's Board of Directors or (B) the Corporation's shareholders, upon a determination that such indemnification is proper in the circumstances.

     (ii) EMPLOYEES AND AGENTS - Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation's legal counsel and a determination by (A) the Corporation's Board of Directors or
     (B) the Corporation's shareholders, that such indemnification is proper in the circumstances.

ITEM 30.          PRINCIPAL UNDERWRITERS

      (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Management.

      The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


Names of Directors and Officers   Positions and Offices with Underwriter
-------------------------------   ------------------------------------------
John Y. Kim                       Chairman and Chief Executive Officer
Stephen P. Fisher                 Manager, President and Chief Operating Officer
Christopher O. Blunt              Manager and Executive Vice President, Retirement Income Security
John A. Cullen                    Manager
Penny Nelson                      Manager and Managing Director, Operations
Barry A. Schub                    Manager
John C. Siciliano                 Manager
Scott L. Berlin                   Executive Vice President, Life Distribution
Robert J. Hebron                  Executive Vice President, Executive Benefits
John R. Meyer                     Executive Vice President, Retirement Income Security
David G. Bedard                   Senior Managing Director and Chief Financial Officer
Thomas A. Clough                  Senior Managing Director, Retirement Services
Michael D. Coffey                 Senior Managing Director, Retirement Income Security
Barbara McInerney                 Senior Managing Director, Compliance
Donald A. Salama                  Senior Managing Director, Retirement Services
Stephen C. Fiacco                 Managing Director, Retirement Income Security
Philip L. Gazzo                   Managing Director, Retirement Income Security
Mark A. Gomez                     Managing Director and Chief Compliance Officer
Joseph J. Henehan                 Managing Director, Retirement Services
Marguerite E. H. Morrison         Managing Director and Secretary
Rebekah M. Mueller                Managing Director, Retirement Services
Mark S. Niziak                    Managing Director, Retirement Services
Christopher V. Parisi             Managing Director, Retirement Income Security
Amanda Parness                    Managing Director, Institutional Sales
Stephen J. Abramo                 Director, Variable Product Operations
Bernadette Hoban                  Director, Retirement Income Security
Paula Taylor                      Director, Retirement Services
John Vaccaro                      Director, Compliance
Albert W. Leier                   Vice President - Financial Operations and Treasurer
David F. Boyle                    Vice President, Executive Benefits
Karen E. Dann                     Vice President, Retirement Income Security
Linda M. Howard                   Vice President, Compliance and Anti-Money Laundering Officer
Robert F. Meredith                Vice President, Life and Annuity Distribution
Andrew N. Reiss                   Vice President, Variable Annuity Wholesaling - Bank Distribution
Richard W. Zuccaro                Vice President, Tax

      (c) Compensation from the Registrant.


                                                           Compensation on
     Name of                  Net Underwriting          Events Occasioning the
    Principal                   Discounts and          Deduction of a Deferred           Brokerage
   Underwriter                   Commissions                 Sales Load                 Commissions            Other Compensation
   -----------                   -----------                 ----------                 -----------            ------------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 31.          LOCATION OF ACCOUNTS AND RECORDS.

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 32.          MANAGEMENT SERVICES.

                  Not applicable.


ITEM 33.          FEE REPRESENTATION.



      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC CorpExec VUL Corporate Sponsored Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES


     Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 2nd day of November, 2009.


                                              NYLIAC CORPORATE SPONSORED
                                              VARIABLE UNIVERSAL LIFE SEPARATE
                                              ACCOUNT-I
                                                   (Registrant)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director

     Christopher O. Blunt*          Director

     Frank M. Boccio*               Director

     Solomon Goldfinger*            Director

     Steven D. Lash*                Director and Chief Financial Officer

     Theodore A. Mathas*            Chairman and President
                                    (Principal Executive Officer)

     John R. Meyer*                 Director

     Mark W. Pfaff*                 Director

     Angelo J. Scialabba*           First Vice President and Controller
                                    (Principal Accounting Officer)

     Arthur H. Seter*               Director

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director

     Michael Whitton*               Director


 By:  /s/ Robert J. Hebron
      ----------------------------------
      Robert J. Hebron
      Attorney-in-Fact
      November 2, 2009


* Pursuant to Powers of Attorney previously filed.

                                       EXHIBIT INDEX
Exhibit
Number                                  Description



(k)                   Opinion and Consent of Thomas F. English, Esq.

(l)                   Opinion and Consent of Eric J. Lynn, Corporate Vice
                      President & Actuary
















(n)                   Consent of PricewaterhouseCoopers LLP